As filed with the Securities and Exchange Commission on February 8, 2007
Registration No.

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ] Pre-Effective Amendment No.
[ ] Post-Effective Amendment No.
(Check appropriate Box or Boxes)
Goldman Sachs Trust
(Exact Name of Registrant as Specified in Charter)
312-655-4400
(Area Code and Telephone Number)
71 South Wacker Drive, Suite 500
Chicago, Illinois 60606
(Address of Principal Executive Offices)
Peter V. Bonanno, Esq.
Goldman, Sachs & Co.
One New York Plaza, 37th Floor
New York, New York 10004
(Name and address of Agent for Service)
Copies to:
Kenneth L. Greenberg, Esq.
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.
Title of Securities Being Registered: Shares of Beneficial Interest, $.001 value.
It is proposed that this filing will become effective on March 10, 2007 pursuant to Rule 488.
An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

GOLDMAN SACHS TRUST
FORM N-14
CROSS REFERENCE SHEET

Item No.		Heading
Part A

1.	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Cover Page of Registration Statement; Cross-Reference Sheet; Front Cover Pages of Proxy Statement/Prospectus for the Signal Funds

2.	Beginning and Outside Back Cover Page of Prospectus	Table of Contents

3.	Fee Table, Synopsis Information and Risk Factors	Summary; Board’s Consideration of the Reorganization; The Reorganization; Federal Income Tax Consequences of the Reorganization; Comparative Fees and Expenses; Voting Information; Principal Risk Factors; Risks of Investing in the Signal Funds and GST Funds

4.	Information About the Transaction	Information about Reorganization; Board Considerations; The Reorganization Agreement; Description of Securities to be Issued; Federal Income Tax Consequences; Capitalization

5.	Information About the Registrant	Summary; Comparative Fees and Expenses; Comparison of Signal Funds and GST Funds; Investment Objectives and Principal Investment Strategies; Other Investment Practices and Investment Securities of the Signal Funds and the GST Funds; Investment Restrictions; Comparison of Coventry Group’s and GST’s Charter Documents; Investment Advisers and Advisory Fee Information; Other Service Providers; Administration Arrangements; Shareholder Transactions and Services of Signal Funds and GST Funds; Dividends and Other Distributions; Additional Information About the Signal Funds and GST Funds; Financial Highlights; Materials Incorporated by Reference

6.	Information About the Company Being Acquired	Summary; Comparative Fees and Expenses; Comparison of Signal Funds and GST Funds; Investment Objectives and Principal Investment Strategies; Other Investment Practices and Investment Securities of the Signal Funds and the GST Funds; Investment Restrictions; Comparison of Coventry Group’s and GST’s Charter Documents; Investment Advisers and Advisory Fee Information; Other Service Providers; Administration Arrangements; Shareholder Transactions and Services of Signal Funds and GST Funds; Dividends and Other Distributions; Additional Information About the Signal Funds and GST Funds; Financial Highlights; Materials Incorporated by Reference

Item No.		Heading
7.	Voting Information	Voting Information

8.	Interest of Certain Persons and Experts	Not Applicable

9.	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

Part B

10.	Cover Page	Cover Page

11.	Table of Contents	Not Applicable

12.	Additional Information About the Registrant	Incorporation of Documents by Reference into the Statement of Additional Information

13.	Additional Information About the Company Being Acquired	Incorporation of Documents by Reference into the Statement of Additional Information

14.	Financial Statements	Pro Forma Financial Information

Part C
Items 15-17. Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

The Coventry Group

Signal Large Cap Growth Fund
Signal Income Fund
Signal Tax-Exempt Income Fund

3435 Stelzer Road
Columbus, Ohio 43219

          , 2007

Dear Shareholder:

On behalf of the Board of Trustees of The Coventry Group (“Coventry Group”), we are pleased to invite you to a special meeting of shareholders of the Coventry Group’s funds named above (each fund a “Signal Fund” and, together, the “Signal Funds”) to be held at 11:00 a.m. (Eastern time) on          , 2007 at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (the “Special Meeting”). At the Special Meeting, you will be asked to approve an Agreement and Plan of Reorganization, dated as of          , 2007 (the “Reorganization Agreement”), by and between Coventry Group and the Goldman Sachs Trust (“GST”), which contemplates the reorganization of each of the Signal Funds into a corresponding fund and share class (as listed below) of GST (each a “GST Fund” and, together, the “GST Funds”).

Signal Large Cap Growth Fund	Goldman Sachs Structured Large Cap Growth Fund
Class A Shares	Class A Shares
Class I Shares	Institutional Shares
Signal Income Fund	Goldman Sachs Core Fixed Income Fund
Class A Shares	Class A Shares
Class I Shares	Institutional Shares
Signal Tax-Exempt Income Fund	Goldman Sachs Municipal Income Fund
Class A Shares	Class A Shares
Class I Shares	Institutional Shares

The Coventry Group Board of Trustees recommend that you vote to approve the proposed reorganization.

In considering these matters, you should note:

•	Similar Investment Objectives and Policies

Each of the Signal Funds is proposed to be reorganized into an existing GST Fund, each of which has investment objectives and policies that are similar to those of its corresponding Signal Fund.

•	Same Aggregate Value of Shares

The GST Fund shares you receive in the reorganization will have the same total dollar value as the total dollar value of the Signal Fund shares that you held immediately prior to the reorganization. The exchange of Signal Fund shares for GST Fund shares is intended to be tax-free under federal income tax laws (although there can be no assurances that the Internal Revenue Service will not adopt a contrary position), and no front-end or contingent deferred sales loads will be charged as a result of the exchange.

•	Reasons for the Reorganization

Signal Capital Management, Inc. (“Signal Capital”), the investment adviser to the Signal Funds, recently informed the Coventry Group Board of Trustees (“Coventry Group Trustees”) that it has re-considered its long term strategic commitment to the proprietary mutual fund business and, as a result, has determined that it no longer intends to serve as the investment adviser to the Signal Funds and that it no longer intends to participate directly in the mutual fund business. After review and evaluation of possible alternatives, Signal Capital recommended to the Coventry Group Trustees a fund restructuring with another fund group. Following a review of various candidates by

Signal Capital, and consideration of merger proposals from certain potential candidates, Signal Capital recommended that the Coventry Group Trustees approve the reorganization proposal of Goldman Sachs Asset Management, L.P. (“GSAM”). After reviewing and considering a number of factors relating to GST, the GST Funds, GSAM and Goldman, Sachs & Co., the Coventry Group Trustees have determined that the reorganization of the Signal Funds into corresponding GST Funds is in the best interest of the shareholders of each of the Signal Funds.

To see how the reorganization will affect your Signal Funds, please carefully review the enclosed materials where you will find information on the expenses, investment policies and services relating to the corresponding GST Funds.

* * * * *

The formal Notice of Special Meeting, a Combined Proxy Statement/Prospectus, a Proxy Ballot and certain GST Fund prospectuses are enclosed. If you own shares in more than one of the Signal Funds, more than one Proxy Ballot accompanies these materials. Please be sure to vote, sign, date and return each Proxy Ballot.

Whether or not you plan to attend the Special Meeting, you may vote by proxy in any of the following ways:

1.	Internet — Instructions for casting your vote via the Internet can be found in the enclosed proxy voting materials. The required control number is printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

2.	Telephone — Instructions for casting your vote via telephone can be found in the enclosed proxy voting materials. The toll-free telephone number and required control number are printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

3.	By mail — If you vote by mail, please indicate your voting instructions on the enclosed Proxy Ballot, date and sign the card, and return it in the envelope provided. The envelope is addressed for your convenience and needs no postage if mailed in the United States.

Please return your Proxy Ballot(s) or follow the instructions in the enclosed materials to vote on the Internet or by telephone so that your vote will be counted.

Your vote is important to us regardless of the number of shares that you own. Please vote by returning your Proxy Ballot(s) today in the enclosed postage-paid envelope. You also may vote your proxy by a toll-free phone call or by voting on the Internet, as indicated in the enclosed materials.

The proposed reorganization and the reasons for the Coventry Group Trustees’ recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the reorganization, please do not hesitate to contact the Funds toll free at 1-888-426-9709.

We look forward to your attendance at the Special Meeting or receiving your Proxy Ballot(s) or your Internet or telephone instructions so that your shares may be voted at the Special Meeting.

Sincerely,

R. Jeffrey Young
President

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THE COVENTRY GROUP
GOLDMAN SACHS TRUST
          , 2007

Questions & Answers

For Shareholders of the Signal Funds of The Coventry Group:

The following questions and answers provide an overview of the proposals to reorganize The Signal Funds of The Coventry Group (“Coventry Group”) into corresponding portfolios offered by the Goldman Sachs Trust (“GST”). We also encourage you to read the full text of the combined proxy statement/prospectus (the “Proxy/Prospectus”) that follows.

Q:  What are shareholders being asked to vote upon?

A:	Shareholders are being asked in the attached Proxy/Prospectus to consider and approve a proposal to reorganize each of The Signal Funds offered by the Coventry Group (each, a “Signal Fund” and, together, the “Signal Funds”) into a corresponding portfolio offered by GST (each, a “GST Fund” and, together, the “GST Funds”). Signal Fund shareholders will vote on an Agreement and Plan of Reorganization dated as of , 2007 (the “Reorganization Agreement”) on a portfolio by portfolio basis.

Q.  Why has the reorganization of the Signal Funds into corresponding GST Funds been recommended?

A:	Signal Capital Management, Inc. (“Signal Capital”), the investment adviser to the Signal Funds, recently informed the Coventry Group Board of Trustees (“Coventry Group Trustees”) that it has re-considered its long term strategic commitment to the proprietary mutual fund business and, as a result, has determined that it no longer intends to serve as the investment adviser to the Signal Funds and that it no longer intends to participate directly in the mutual fund business. After review and evaluation of possible alternatives, Signal Capital recommended to the Coventry Group Trustees a fund restructuring with another fund group. Following a review of various candidates by Signal Capital, and consideration of merger proposals from certain potential candidates, Signal Capital recommended that the Coventry Group Trustees approve the reorganization proposal of Goldman Sachs Asset Management, L.P. (“GSAM”). After reviewing and considering a number of factors relating to GST, the GST Funds, GSAM and Goldman, Sachs & Co., the Coventry Group Trustees have determined that the reorganization of the Signal Funds into corresponding GST Funds is in the best interest of the shareholders of each of the Signal Funds.

The Coventry Group Trustees reviewed and considered a number of factors relating to GST, the GST Funds, GSAM and Goldman, Sachs & Co. The Coventry Group Trustees also considered that neither Coventry Group nor GST will bear any direct fees or expenses in connection with the reorganization or any explicit brokerage commissions resulting from portfolio transactions executed on behalf of the Signal Funds in preparation for, or immediately following, the reorganization. Under the Reorganization Agreement, which contemplates the reorganization of each of the Signal Funds into a corresponding GST Fund, all of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by the Reorganization Agreement whether or not the transactions contemplated are concluded will be paid by Signal Capital (or an affiliate) or GSAM (or an affiliate).

Q:  What is the anticipated timing of the reorganization?

A:	The special meeting of shareholders to consider the proposal is scheduled to occur on , 2007. If all necessary approvals are obtained, the proposed reorganization will likely take place on , 2007.

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Q:  Who will receive the Proxy/Prospectus material?

A:	The Proxy/Prospectus has been mailed to all persons and entities that held shares of record in a Signal Fund on , 2007. Please note that in some cases record ownership of and/or voting authority over Signal Fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the Proxy/Prospectus.

Q:  How are the Signal Funds proposed to be reorganized?

A:	The Reorganization Agreement for the Signal Funds, approved by the Coventry Group Trustees, contemplates the reorganization of the Signal Funds into three GST Funds having similar investment objectives and policies. Under the Reorganization Agreement, each Signal Fund will be reorganized into the GST Fund listed directly opposite such Signal Fund in the table below.

Signal Funds	GST Funds

Signal Large Cap Growth Fund	Goldman Sachs Structured Large Cap Growth Fund
Class A Shares	Class A Shares
Class I Shares	Institutional Shares
Signal Income Fund	Goldman Sachs Core Fixed Income Fund
Class A Shares	Class A Shares
Class I Shares	Institutional Shares
Signal Tax-Exempt Income Fund	Goldman Sachs Municipal Income Fund
Class A Shares	Class A Shares
Class I Shares	Institutional Shares

Each GST Fund has investment objectives and policies that are similar to the corresponding Signal Fund being reorganized into it.

Q:  Which class of shares of the GST Funds will I receive in the reorganization?

A:	Holders of Signal Fund Class A Shares will receive GST Fund Class A Shares and holders of Signal Fund Class I Shares will receive GST Fund Institutional Shares.

If the reorganization is approved by shareholders, Signal Fund shareholders who do not wish to have their Signal Fund shares exchanged for shares of a corresponding GST Fund as part of the reorganization should redeem their shares prior to the consummation of the reorganization. If you redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to the reorganization and your shares are subject to a contingent deferred sales load, your redemption proceeds will be reduced by any applicable sales load.

Q:  What are the costs and federal tax implications to shareholders in connection with the proposed reorganization?

A:	Neither Coventry Group nor GST will bear any direct fees or expenses in connection with the reorganization or any explicit brokerage commissions resulting from portfolio transactions executed on behalf of the Signal Funds in preparation for, or immediately following, the reorganization. Under the Reorganization Agreement, GSAM (or an affiliate) and Signal Capital (or an affiliate) have agreed to pay all of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by the Reorganization Agreement whether or not the transactions contemplated are concluded.

No sales charge will be imposed on the shares of the GST Funds issued to you in the reorganization, which means that the aggregate value of the GST Fund shares issued to you will be equal to the aggregate value of the Signal Funds shares that you own immediately prior to the reorganization. In addition, the exchange of Signal

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Fund shares for GST Fund shares is intended to be tax-free under federal income tax laws (however there can be no assurance that the Internal Revenue Service will not adopt a contrary position). However, immediately prior to the reorganization, each Signal Fund will declare and pay a final distribution of all of its investment company taxable income for taxable years before the effective time of the reorganization and all of its net capital gain, if any, recognized in taxable years ending on or before the effective time of the reorganization to shareholders. The sale of securities by a Signal Fund prior to the reorganization, whether in the ordinary course of business or in anticipation of the reorganization, could increase the amount of the final distribution made by a Signal Fund prior to the reorganization.

Q:  Can one of the proposed reorganizations take place without the others?

A:	Yes. The proposed reorganizations are not conditioned on each other. If shareholders of one Signal Fund approve the proposed reorganization of their Signal Fund, it will proceed whether or not the proposed reorganizations for the other Signal Funds proceed.

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The Coventry Group

Signal Large Cap Growth Fund
Signal Income Fund
Signal Tax-Exempt Income Fund

3435 Stelzer Road
Columbus, Ohio 43219

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held On          , 2007

To Shareholders of The Coventry Group:

NOTICE IS GIVEN THAT a special meeting of the shareholders (the “Special Meeting”) of the investment portfolios named above (each, a “Signal Fund” and together, the “Signal Funds”) of The Coventry Group (“Coventry Group”), will be held at 11:00 a.m. (Eastern time), on          , 2007 at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 for the purpose of considering and voting upon:

ITEM 1. A proposal to approve an Agreement and Plan of Reorganization by and between Coventry Group and the Goldman Sachs Trust (“GST”), which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of each Signal Fund to a corresponding investment portfolio of GST (each, a “GST Fund” and together, the “GST Funds”) in exchange for shares of the designated classes of the corresponding GST Fund; and (2) the distribution of the shares of designated classes of the corresponding GST Fund to the shareholders of each Signal Fund in liquidation of each of the Signal Funds.

Item 1 is described in the attached Combined Proxy Statement/Prospectus. Your Trustees unanimously recommend that you vote in favor of the proposal.

Shareholders of record as of the close of business on          , 2007 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

You are requested to vote, date, sign and return promptly in the enclosed envelope the accompanying proxy ballot(s) that is/are being solicited by the Coventry Group Board of Trustees. This is important to ensure a quorum at the Special Meeting. You also may return proxy ballot(s) by: 1) telephone voting or 2) voting on the Internet. Proxies may be revoked at any time before they are exercised by submitting to Coventry Group a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.

By Order of the Board of Trustees,

Timothy Bresnahan
Secretary

We need your proxy vote immediately. You may think that your vote is not important, but it is. By law, the Special Meeting will have to be adjourned with respect to a particular Signal Fund without conducting any business if a majority of the shares of such Signal Fund entitled to vote in person or by proxy at the meeting are not represented at the meeting. In that event, Coventry Group would continue to solicit votes for a certain period of time in an attempt to achieve a quorum. Your vote could be critical in allowing Coventry Group to hold the Special Meeting as scheduled, so please return your proxy ballot(s) immediately or vote on the Internet or by telephone.

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COMBINED PROXY STATEMENT/PROSPECTUS
          , 2007

THE COVENTRY GROUP
3435 Stelzer Road
Columbus, Ohio 43219
1-888-426-9709

GOLDMAN SACHS TRUST
71 South Wacker Drive
Suite 500
Chicago, Illinois 60606
1-800-526-7384

This combined proxy statement/prospectus (“Proxy/Prospectus”) is being sent to shareholders of the Signal Large Cap Growth Fund, Signal Income Fund and Signal Tax-Exempt Income Fund (each, a “Signal Fund” and together, the “Signal Funds”), each a series of The Coventry Group, a Massachusetts business trust (“Coventry Group”). The Board of Trustees of the Coventry Group (“Coventry Group Trustees”) has called a Special Meeting of Shareholders (the “Special Meeting”) at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 on          , 2007 at 11:00 a.m. Eastern time.

At the Special Meeting, shareholders will be asked:

•	To approve an Agreement and Plan of Reorganization dated as of , 2007 (the “Reorganization Agreement”), by and between Coventry Group and the Goldman Sachs Trust (“GST”), which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of each Signal Fund to a corresponding investment portfolio of GST (each, a “GST Fund” and together, the “GST Funds”) in exchange for the shares of designated classes of the corresponding GST Fund; and (2) the distribution of the shares of designated classes of the corresponding GST Fund to shareholders of each Signal Fund in liquidation of each of the Signal Funds.

Reorganization Agreement.  The Reorganization Agreement, which is attached as Appendix A, provides for the transfer of substantially all of the assets and liabilities of each Signal Fund to a corresponding GST Fund in exchange for Class A Shares and Institutional Shares of the corresponding GST Fund, as applicable (as listed below).

Signal Funds	GST Funds

Signal Large Cap Growth Fund	Goldman Sachs Structured Large Cap Growth Fund
Class A Shares	Class A Shares
Class I Shares	Institutional Shares
Signal Income Fund	Goldman Sachs Core Fixed Income Fund
Class A Shares	Class A Shares
Class I Shares	Institutional Shares
Signal Tax-Exempt Income Fund	Goldman Sachs Municipal Income Fund
Class A Shares	Class A Shares
Class I Shares	Institutional Shares

Coventry Group and GST are both registered, open-end management investment companies (mutual funds). As a result of the reorganization, shareholders of the Signal Funds will become shareholders of the GST Funds (the Signal Funds and GST Funds are sometimes referred to as “Funds”).

The transactions contemplated by the Reorganization Agreement are referred to collectively as the “Reorganization.” The Signal Funds and the corresponding GST Funds into which they are proposed to be reorganized are sometimes referred to in this Proxy/Prospectus as “Corresponding Signal Funds” and “Corresponding GST Funds.” Each GST Fund has investment objectives and policies similar to the Corresponding Signal Fund being reorganized into it.

This Proxy/Prospectus sets forth concisely the information that a Signal Fund shareholder should know before voting on the Reorganization and investing in the GST Funds, and should be retained for future reference. It is both Signal Funds’ proxy statement for the Special Meeting and a prospectus for the GST Funds.

Additional information is set forth in the Statement of Additional Information dated          , 2007 relating to this Proxy/Prospectus and in the prospectus dated August 1, 2006 for the Signal Funds which you have previously been given or sent and are incorporated herein by reference. Each of these documents is on file with the Securities and Exchange Commission (the “SEC”), and is available without charge by calling the Signal Funds at the telephone number stated above or by writing the Signal Funds at the following address: The Signal Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

The information contained in the current prospectuses, as supplemented, for the: (1) Class A and Institutional Shares of the Goldman Sachs Structured Large Cap Growth Fund dated December 29, 2006; and (2) Class A and Institutional Shares of the Goldman Sachs Core Fixed Income Fund and Goldman Sachs Municipal Income Fund, dated February 28, 2006 are also incorporated by reference into this Proxy/Prospectus. Each of these documents is on file with the SEC, and is available without charge by calling or writing GST at the telephone number or address stated above. In addition, a current prospectus for each of the GST Funds that a particular Signal Fund shareholder will own upon consummation of the Reorganization accompanies this Proxy/Prospectus.

The Annual Report for the Signal Funds for the fiscal year ended March 31, 2006 and the Semi-Annual Report for the Signal Funds for the fiscal period ended September 30, 2006 can be obtained without charge by calling the Signal Funds at the telephone number stated above or by writing the Signal Funds at the following address: The Signal Funds, 3435 Stelzer Road, Columbus, Ohio 43219. The Annual Report for the Goldman Sachs Structured Large Cap Growth Fund for the year ended August 31, 2006 and the Annual Report for the Goldman Sachs Core Fixed Income Fund and Goldman Sachs Municipal Income Fund for the year ended October 31, 2006; can be obtained without charge by calling or writing GST at the telephone number or address stated above. Each of these documents together with other information about the Signal Funds and the GST Funds is also available on the SEC’s website at www.sec.gov.

This Proxy/Prospectus is expected to be first sent to shareholders on or about          , 2007.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy/Prospectus. Any representation to the contrary is a criminal offense.

Shares of the Signal Funds and the GST Funds are not deposits or obligations of or guaranteed or endorsed by any bank, Signal Capital Management, Inc., Old National Trust Company, Goldman Sachs Asset Management, L.P., Goldman, Sachs & Co. or any of their affiliates. Such shares are not insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Mutual fund shares involve certain investment risks, including the possible loss of principal.

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PROXY STATEMENT/PROSPECTUS

SUMMARY

The following is a summary of certain information contained in this Proxy/Prospectus and the Reorganization Agreement. The Reorganization Agreement governs the terms of the Reorganization and is attached as Appendix A.

Board’s Consideration of the Reorganization

At meetings held on November 16, 2006 and January 16, 2007, The Coventry Group Trustees considered the Reorganization Agreement and the Reorganization of each Signal Fund into its Corresponding GST Fund. Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Coventry Group Trustees, including all of the non-interested Trustees (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”))(non-interested Coventry Group Trustees are referred to as “Independent Coventry Group Trustees”) determined that participation in the Reorganization, as contemplated by the Reorganization Agreement, was in the best interests of the shareholders of each Signal Fund and that the interests of the existing shareholders of each Signal Fund will not be diluted as a result of the Reorganization. For additional information, see “Information About the Reorganization — Board Considerations.”

The Coventry Group Trustees, including all of the Independent Coventry Group Trustees, unanimously recommend that shareholders of each Signal Fund approve the Reorganization Agreement.

At a meeting held on          , 2006, the GST Board of Trustees similarly found that participation in the Reorganization is in the best interests of each GST Fund and that the interests of the shareholders of each GST Fund will not be diluted as a result of the Reorganization.

The Reorganization

The Reorganization Agreement provides for a separate Reorganization involving each Signal Fund and its Corresponding GST Fund listed opposite its name below.

Signal Funds	GST Funds

Signal Large Cap Growth Fund	Goldman Sachs Structured Large Cap Growth Fund
Class A Shares	Class A Shares
Class I Shares	Institutional Shares
Signal Income Fund	Goldman Sachs Core Fixed Income Fund
Class A Shares	Class A Shares
Class I Shares	Institutional Shares
Signal Tax-Exempt Income Fund	Goldman Sachs Municipal Income Fund
Class A Shares	Class A Shares
Class I Shares	Institutional Shares

Each GST Fund has investment objectives and policies that are similar to the corresponding Signal Fund being reorganized into it.

As set forth in the Reorganization Agreement, each Reorganization between a Signal Fund and its Corresponding GST Fund would involve:

•	The acquisition of all of the assets of a Signal Fund by its Corresponding GST Fund and the assumption by that GST Fund of all of the liabilities (other than those liabilities specifically excluded under the Reorganization Agreement) of the Signal Fund, in exchange for the corresponding classes of shares noted in the above chart of the GST Fund having aggregate values equal to the net asset values of the corresponding classes of shares noted in the above chart of the Signal Fund as of the close of business on the business day immediately preceding the effective time of the Reorganization;

•	The distribution of the Corresponding GST Fund’s corresponding classes of shares to each holder of Class A Shares and Class I Shares (as applicable) of the Signal Funds as of the effective time of the Reorganization; and

•	The complete liquidation of each Signal Fund.

As a result of the Reorganization, each Signal Fund shareholder will become a shareholder of its Corresponding GST Fund and will hold, immediately after the Reorganization, GST Fund shares in such Corresponding GST Fund having a total dollar value equal to the total dollar value of the shares such shareholder held in the Signal Fund immediately prior to the effectiveness of the Reorganization. The exchange of shares in the Reorganization is intended to be tax-free under federal income tax laws (although there can be no assurances that the Internal Revenue Service will not adopt a contrary position) and shareholders of the GST Funds and the Signal Funds will not pay any sales charge as a result of the exchange of the shares in the Reorganization.

If approved, the Reorganization will occur as of the opening of business on or about          , 2007, or another date selected by Coventry Group and GST. Approval of each Reorganization requires the approval of the holders of the lesser of (a) 67% or more of the shares of the relevant Signal Fund voted at the Special Meeting, if holders of more than 50% of the outstanding shares of the relevant Signal Fund are represented at the Special Meeting in person or by proxy or (b) more than 50% of the outstanding shares of the relevant Signal Fund. See “Information about the Reorganization” and “Voting Information” below.

Signal Capital Management, Inc. (“Signal Capital”), the investment adviser to the Signal Funds, recently informed the Coventry Group Board of Trustees (“Coventry Group Trustees”) that it has re-considered its long term strategic commitment to the proprietary mutual fund business and, as a result, has determined that it no longer intends to serve as the investment adviser to the Signal Funds and that it no longer intends to participate directly in the mutual fund business. After review and evaluation of possible alternatives, Signal Capital recommended to the Coventry Group Trustees a fund restructuring with another fund group. Following a review of various candidates by Signal Capital, and consideration of merger proposals from certain potential candidates, Signal Capital recommended that the Coventry Group Trustees approve the reorganization proposal of Goldman Sachs Asset Management, L.P. (“GSAM”). After reviewing and considering a number of factors relating to GST, the GST Funds, GSAM and Goldman, Sachs & Co., the Coventry Group Trustees have determined that the reorganization of the Signal Funds into corresponding GST Funds is in the best interest of the shareholders of each of the Signal Funds.

The Coventry Group Trustees reviewed and considered a number of factors relating to GST, the GST Funds, GSAM and Goldman, Sachs & Co. (“Goldman Sachs”). For the reasons and additional reasons set forth below under “Information About the Reorganization — Coventry Group Trustees’ Considerations” the Coventry Group Trustees unanimously recommend the approval of the proposed Reorganization by Signal Fund shareholders.

Although each Signal Fund has a similar investment objective and principal strategies to its Corresponding GST Fund, some of a Signal Fund’s holdings may not be permissible portfolio holdings for its Corresponding GST Fund. Therefore, some portion of a Signal Fund’s securities holdings may be sold prior to or immediately following the Reorganization. In addition, for certain Signal Funds, the investment adviser to the GST Funds, GSAM, anticipates selling a portion of such Signal Fund shortly after the Reorganization. To the extent that a Signal Fund’s securities holdings are sold prior to the Reorganization, the proceeds of such sales will be held in temporary investments or reinvested in assets that the Corresponding GST Fund may hold. The possible need for a Signal Fund to dispose of certain portfolio investments prior to the Reorganization could result in selling such investments at a disadvantageous time. The sale of securities either prior to the Reorganization or shortly thereafter could result in the Signal Fund or its Corresponding GST Fund realizing gains (which may be taxable) or losses that would not otherwise have been realized but for the Reorganization. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs. In this event, GSAM will pay the reasonable explicit brokerage commissions resulting from portfolio transactions executed on behalf of Signal Funds in preparation for the Reorganization.

Federal Income Tax Consequences of the Reorganization

It is intended that the Reorganization will not result in the recognition, for federal income tax purposes, of gain or loss by the Signal Funds, the GST Funds or their respective shareholders, although there can be no assurance that the Internal Revenue Service will not adopt a contrary position. The sale of securities by the Signal Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could increase the amount of the final distribution made by a Signal Fund prior to the Reorganization. Immediately prior to the Reorganization, each Signal Fund will declare and pay a distribution of all of its investment company taxable income for taxable years before the effective time of the Reorganization and all of its net capital gain, if any, recognized in taxable years ending on or before the effective time of the Reorganization to shareholders.

As a condition to the closing of the Reorganization, Coventry Group and GST will receive an opinion from GST’s counsel, Drinker Biddle & Reath LLP (based on certain facts, qualifications, assumptions and representations) to the effect that each Reorganization, for federal income tax purposes, will qualify as a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). See “Information About the Reorganization — Federal Income Tax Consequences,” below.

Comparative Fees and Expenses

Signal Fund and GST Fund Expenses

Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of each Signal Fund differ from the expenses of its Corresponding GST Fund.

The following tables: (1) compare the fees and expenses for the Signal Funds and their Corresponding GST Funds based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the Corresponding GST Funds on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these portfolios will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the Signal Funds and the GST Funds and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the portfolios. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.

The Signal Large Cap Growth Fund’s annual operating expenses are based on actual expenses for the twelve months ended August 31, 2006 and the Signal Income Fund and Signal Tax-Exempt Income Fund’s expenses are based on actual expenses for the twelve months ended October 31, 2006. The Goldman Sachs Structured Large Cap Growth Fund’s annual operating expenses are based on actual expenses for the twelve months ended August 31, 2006. The Goldman Sachs Core Fixed Income and Municipal Income Funds’ annual operating expenses are based on actual expenses for the fiscal year ended October 31, 2006. The Combined Fund pro forma expense ratios are constructed by assuming that the reorganization occurred on September 1, 2005 with respect to the Goldman Sachs Structured Large Cap Growth Fund; November 1, 2005 with respect to the Goldman Sachs Core Fixed Income and Municipal Income Funds; and represent the hypothetical experience of the combined pro forma funds for the twelve months ended August 31, 2006 and October 31, 2006, respectively.

For financial statement purposes, the Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Municipal Income Fund will be the accounting survivors. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.

Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) a Signal Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists and (3) the same GST Fund if it acquires its Corresponding Signal Fund (i.e., the “pro forma” figure).

The examples depict the dollar amount of expenses on a hypothetical investment in each of the Signal Funds and the GST Funds for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the examples do not reflect any expense waivers or reimbursement.

SIGNAL LARGE CAP GROWTH FUND — CLASS A SHARES AND CLASS I SHARES

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND — CLASS A SHARES AND INSTITUTIONAL SHARES

				Goldman Sachs			Combined Fund
	Signal Large Cap Growth Fund			Structured Large Cap Growth Fund			Pro Forma
	Class A		Class I	Class A		Institutional	Class A		Institutional
	Shares		Shares	Shares		Shares	Shares		Shares

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None	5.5%	[1]	None	5.5%	[1]	None
Maximum Deferred Sales Charge (Load)	None	[1]	None	None	[1]	None	None	[1]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None	None		None	None		None
Redemption Fees	None		None	None		None	None		None
Exchange Fees	None		None	None		None	None		None

					Goldman Sachs				Combined Fund
	Signal Large Cap Growth Fund				Structured Large Cap Growth Fund				Pro Forma
	Class A		Class I		Class A		Institutional		Class A		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees*	0.75%	[2]	0.75%	[2]	0.65%	[4]	0.65%	[4]	0.65%	[4]	0.65%	[4]
Distribution and Service (12b-1) Fees	0.25%		None		0.25%		None		0.25%		None
Other Expenses*	0.55%		0.55%		0.26%	[5]	0.11%	[5]	0.26%	[5]	0.11%	[5]

Total Fund Operating Expenses*	1.55%		1.30%		1.16%		0.76%		1.16%		0.76%

See page 7 for all other footnotes.

*	The “Management Fees”, “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the Signal Fund, GST Fund and Combined Fund are as set forth below.

					Goldman Sachs				Combined Fund
	Signal Large Cap Growth Fund				Structured Large Cap Growth Fund				Pro Forma
	Class A		Class I		Class A		Institutional		Class A		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.55%	[2]	0.55%	[2]	0.56%	[4]	0.56%	[4]	0.56%	[4]	0.56%	[4]
Distribution and Service (12b-1) Fees	0.25%		None		0.25%		None		0.25%		None
Other Expenses	0.55%		0.55%		0.19%	[5]	0.04%	[5]	0.19%	[5]	0.04%	[5]

Total Fund Operating Expenses (after current expense limitations)	1.35%	[3]	1.10%	[3]	1.00%		0.60%		1.00%		0.60%

SIGNAL INCOME FUND — CLASS A SHARES AND CLASS I SHARES

GOLDMAN SACHS CORE FIXED INCOME FUND — CLASS A SHARES AND INSTITUTIONAL SHARES

				Goldman Sachs			Combined Fund
	Signal Income Fund			Core Fixed Income Fund			Pro Forma
	Class A		Class I	Class A		Institutional	Class A		Institutional
	Shares		Shares	Shares		Shares	Shares		Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	3.25%	[1]	None	4.5%	[1]	None	4.5%	[1]	None
Maximum Deferred Sales Charge (Load)	None	[1]	None	None	[1]	None	None	[1]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None	None		None	None		None
Redemption Fees	None		None	None		None	None		None
Exchange Fees	None		None	None		None	None		None

					Goldman Sachs				Combined Fund
	Signal Income Fund				Core Fixed Income Fund				Pro Forma
	Class A		Class I		Class A		Institutional		Class A		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees	0.50%	[2]	0.50%	[2]	0.38%	[4]	0.38%	[4]	0.38%	[4]	0.38%	[4]
Distribution and Service (12b-1) Fees	0.25%		None		0.25%		None		0.25%		None
Other Expenses*	0.41%		0.41%		0.21%	[5]	0.09%	[5]	0.21%	[5]	0.09%	[5]

Total Fund Operating Expenses*	1.16%	[3]	0.91%	[3]	0.84%		0.47%		0.84%		0.47%

See page 7 for all other footnotes.

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the Signal Fund, the GST Fund and the Combined Fund are as set forth below.

					Goldman Sachs				Combined Fund
	Signal Income Fund				Core Fixed Income Fund				Pro Forma
	Class A		Class I		Class A		Institutional		Class A		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.25%	[2]	0.25%	[2]	0.37%	[4]	0.37%	[4]	0.37%	[4]	0.37%	[4]
Distribution and Service (12b-1) Fees	0.25%		None		0.25%		None		0.25%		None
Other Expenses	0.41%		0.41%		0.21%	[5]	0.09%	[5]	0.21%	[5]	0.09%	[5]

Total Fund Operating Expenses (after current expense limitations)	0.91%	[3]	0.66%	[3]	0.83%		0.46%		0.83%		0.46%

SIGNAL TAX-EXEMPT INCOME FUND — CLASS A SHARES AND CLASS I SHARES

GOLDMAN SACHS MUNICIPAL INCOME FUND — CLASS A SHARES AND INSTITUTIONAL SHARES

				Goldman Sachs				Combined Fund
	Signal Tax-Exempt Income Fund			Municipal Income Fund				Pro Forma
	Class A		Class I	Class A		Institutional		Class A		Institutional
	Shares		Shares	Shares		Shares		Shares		Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	3.25%	[1]	None	4.5%	[1]	None		4.5%	[1]	None
Maximum Deferred Sales Charge (Load)	None	[1]	None	None	[1]	None		None	[1]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None	None		None		None		None
Redemption Fees	None		None	2.00%	[6]	2.00%	[6]	2.00%	[6]	2.00%	[6]
Exchange Fees	None		None	None		None		None		None

					Goldman Sachs				Combined Fund
	Signal Tax-Exempt Income Fund				Municipal Income Fund				Pro Forma
	Class A		Class I		Class A		Institutional		Class A		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees*	0.50%	[2]	0.50%	[2]	0.55%	[4]	0.55%	[4]	0.55%	[4]	0.55%	[4]
Distribution and Service (12b-1) Fees	0.25%		None		0.25%		None		0.25%		None
Other Expenses*	0.78%		0.78%		0.36%	[5]	0.24%	[5]	0.36%	[5]	0.24%	[5]

Total Fund Operating Expenses*	1.53%	[3]	1.28%	[3]	1.16%		0.79%		1.16%		0.79%

See page 7 for all other footnotes.

*	The “Management Fees”, “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the Signal Fund, the GST Fund and the Combined Fund are as set forth below.

					Goldman Sachs				Combined Fund
	Signal Tax-Exempt Income Fund				Municipal Income Fund				Pro Forma
	Class A		Class I		Class A		Institutional		Class A		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.10%	[2]	0.10%	[2]	0.50%	[4]	0.50%	[4]	0.50%	[4]	0.50%	[4]
Distribution and Service (12b-1) Fees	0.25%		None		0.25%		None		0.25%		None
Other Expenses	0.78%		0.78%		0.25%	[5]	0.13%	[5]	0.25%	[5]	0.13%	[5]

Total Fund Operating Expenses (after current expense limitations)	1.13%	[3]	0.88%	[3]	1.00%		0.63%	[6]	1.00%		0.63%

Footnotes

[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. Lower sales charges are available depending upon the amount invested. A contingent deferred sales charge (“CDSC”) of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of the Signal Funds and GST Funds sold without an initial sales charge as part of an investment of $1 million or more.

[2]	Signal Capital has entered into a contractual agreement with the Signal Funds to limit Signal Capital’s investment management fee for the Signal Funds’ current fiscal year to 0.55%, 0.25% and 0.10% of the average daily net assets of the Signal Large Cap Growth, Income and Tax-Exempt Income Funds, respectively. Without this fee waiver by Signal Capital, the investment management fees for the Signal Funds would have been 0.75%, 0.50% and 0.50% of the average daily net assets of the Signal Large Cap Growth, Income and Tax-Exempt Income Funds, respectively.

3	Without Signal Capital’s contractual agreement to waive a portion of its investment management fees, the “Total Fund Operating Expenses” for the Class A Shares would have been 1.55%, 1.16% and 1.53% for the Signal Large Cap Growth, Income and Tax-Exempt Income Funds, respectively. Without Signal Capital’s contractual agreement to waive a portion of its investment management fees, the “Total Fund Operating Expenses” for the Class I Shares would have been 1.30%, 0.91%, and 1.28% for the Signal Large Cap Growth, Income, and Tax-Exempt Income Funds, respectively.

4	GSAM has entered into the following contractual fee reduction commitments for the GST Funds:

	Management Fee	Average Daily
GST Fund	Annual Rate	Net Assets

Structured Large Cap Growth Fund	0.65%	First $	1 Billion
	0.59%	Next $	1 Billion
	0.56%	Over $	2 Billion
Core Fixed Income Fund	0.40%	First $	1 Billion
	0.36%	Next $	1 Billion
	0.34%	Over $	2 Billion
Municipal Income Fund	0.55%	First $	1 Billion
	0.50%	Next $	1 Billion
	0.48%	Over $	2 Billion

Prior to this fee reduction commitment, the management fees for the Goldman Sachs Structured Large Cap Growth Fund, Core Fixed Income Fund and Municipal Income Fund as an annual percentage rate of average daily net assets were 0.65%, 0.40% and 0.55%, respectively. Additionally, as of December 29, 2006, the Investment Adviser was voluntarily waiving a portion of its management fee equal to 0.14% based on the average daily net assets of the Goldman Sachs Structured Large Cap Growth Fund. The annual operating expenses of the Goldman Sachs Core Fixed Income Fund and Municipal Income Fund have been restated to reflect a contractual reduction in transfer agent fees from an annual rate of 0.19% to an annual rate of 0.16% of the average daily net assets the GST Fund’s Class A Shares.

GSAM has voluntarily agreed not to impose a portion of the management fee on the Municipal Income Fund equal to 0.05% of the Fund’s average daily net assets. As a result of fee waivers, the current management fee of the Municipal Income Fund is 0.50% of the GST Fund’s average daily net assets. This waiver may be terminated at any time at the option of GSAM.

[5]	“Other Expenses” of Class A Shares of a GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Goldman Sachs Structured Large Cap Growth Fund’s Class A Shares and 0.16% of the average daily net assets of the Goldman Sachs Core Fixed Income and Municipal Income Funds’ Class A Shares, plus all other ordinary expenses not detailed above. “Other Expenses” of Institutional Shares of a GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Institutional Shares for the Goldman Sachs Structured Large Cap Growth, Core Fixed Income and Municipal Income Funds. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to the following annual percentage rates of each GST Fund’s average daily net assets:

GST Fund	Other Expenses

Structured Large Cap Growth	0.004%
Core Fixed Income	0.104%
Municipal Income	0.004%

The expense reductions may be terminated at any time at the option of GSAM.

[6]	A 2% redemption fee will be imposed on the redemption of shares (including by exchange) of the Goldman Sachs Municipal Income Fund held for 30 calendar days or less.

Examples

The following Examples are intended to help you compare the cost of investing in: (1) each Signal Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; and (3) the same GST Fund if it acquires the Corresponding Signal Fund (i.e., the Combined Fund Pro Forma) with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class A, Class I or Institutional Shares of a Signal Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that a Signal Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Examples do not reflect any waivers and expense limitations. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Signal Large Cap Growth Fund
Class A Shares	$625	$941	$1,280	$2,233
Class I Shares	$132	$412	$713	$1,568
Goldman Sachs Structured Large Cap Growth Fund
Class A Shares	$662	$898	$1,153	$1,881
Institutional Shares	$78	$243	$422	$942
Combined Fund Pro Forma
Class A Shares	$662	$898	$1,153	$1,881
Institutional Shares	$78	$243	$422	$942

Signal Income Fund
Class A Shares	$439	$682	$943	$1,688
Class I Shares	$93	$290	$504	$1,120
Goldman Sachs Core Fixed Income Fund
Class A Shares	$532	$706	$895	$1,440
Institutional Shares	$48	$151	$263	$591
Combined Fund Pro Forma
Class A Shares	$532	$706	$895	$1,440
Institutional Shares	$48	$151	$263	$591

Signal Tax-Exempt Income Fund
Class A Shares	$476	$793	$1,132	$2,089
Class I Shares	$130	$406	$702	$1,545
Goldman Sachs Municipal Income Fund
Class A Shares	$563	$802	$1,060	$1,796
Institutional Shares	$81	$252	$439	$978
Combined Fund Pro Forma
Class A Shares	$563	$802	$1,060	$1,796
Institutional Shares	$81	$252	$439	$978

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

The hypothetical examples assume that a CDSC will not apply to redemptions of Signal Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.

Certain institutions that sell GST Fund and Signal Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares for services to their customers’ accounts and/or the Signal Funds or GST Funds. For more information regarding such compensation, see “Shareholder Information” in the Signal Funds’ prospectuses, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.

Overview of the Signal Funds and GST Funds

Comparison of Investment Objectives

The following chart summarizes the investment objective of each of the Signal Funds and the Corresponding GST Fund.

Signal Fund	Corresponding GST Fund

Signal Large Cap Growth Fund:	Goldman Sachs Structured Large Cap Growth Fund:
Seeks capital appreciation.	Seeks long-term growth of capital. The GST Fund seeks this objective through a broadly diversified portfolio of equity investments in large-cap U.S. issues that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration representing all major sectors of the U.S. economy.
Signal Income Fund:	Goldman Sachs Core Fixed Income Fund:
Seeks current income consistent with the preservation of capital.	Seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.
Signal Tax Exempt Income Fund:	Goldman Sachs Municipal Income Fund:
Seeks current income exempt from federal income tax.	Seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

Service Providers

The GST Funds are managed on a day-to-day basis by GSAM and GSAM will continue to manage the GST Funds after the Reorganization. As of          , 2006, GSAM had assets under management of approximately $      billion.

Signal Capital, a wholly owned subsidiary of Old National Trust Company (“ONTC”), currently serves as investment adviser to each Signal Fund.

The Signal Funds and GST Funds have different administrators, distributors, transfer agents and other service providers. For a detailed description of the management of the GST Funds, including GSAM and other service providers to the GST Funds, see “Comparison of Signal Funds and GST Funds — Investment Advisers and Advisory Fee Information.” “Comparison of Signal Funds and GST Funds — Other Service Providers,” and the GST Funds’ prospectuses which accompany this Proxy/Prospectus.

Share Class Characteristics and Shareholder Transactions and Services

Sales Load, Distribution and Shareholder Servicing Arrangements for the Signal Funds.

Class A Shares.  There is a maximum sales charge of 4.75% for the Class A Shares of the Signal Large Cap Growth Fund and a 3.25% maximum sales charge for Class A Shares of the Signal Income Fund and Signal Tax-Exempt Income Fund. The sales charge is calculated as a percentage of the offering price for Class A Shares. Sales charges are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels. There is no initial sales charge on purchase of $1 million or more. However, a CDSC of 1% will be charged to a shareholder if shares are redeemed within the first 18 months after purchase of a Signal Fund. For more information, see “Comparison of Signal Funds and GST Funds — Shareholder Transactions and Services of the Signal Funds and the GST Funds — Sales Charges, Reduction of Sales Charges and Sales Charge Exemptions” below.

Signal Funds has adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act with respect to Class A Shares of the Signal Funds. Under the Signal Funds Class A Plan, Signal Funds will pay to Signal Funds’ distributor a distribution and service fee for services provided to Class A shareholders equal, on an annual basis of 0.25% of Class A’s average daily net assets for each of the Signal Funds covered by the Plan.

Class I Shares.   Class I Shares of the Signal Funds are offered at net asset value with no front-end sales charge or CDSC. Class I Shares pay no distribution or service fees.

Sales Load, Distribution and Shareholder Servicing Arrangements for GST

Class A Shares.   There is a maximum sales charge of 5.50% for Goldman Sachs Structured Large Cap Growth Fund, and a maximum sales charge of 4.50% for Goldman Sachs Core Fixed Income Fund and Goldman Sachs Municipal Income Fund. The sales charge is calculated as a percentage of the offering price for Class A Shares. Sales charges are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels. There is no sales charge on purchases of Class A Shares of a GST Fund of $1,000,000 or more; however, a CDSC of 1% may be imposed in the event of certain redemptions within 18 months of purchase. This CDSC may be waived in certain circumstances.

Class A Shares of the Goldman Sachs Municipal Income Fund charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less.

GST has adopted a distribution and service plan (the “GST Class A Plan”) under which Class A Shares of the GST Funds bear distribution and service fees paid to authorized dealers and Goldman Sachs. Under the GST Class A Plan, Goldman Sachs is entitled to a monthly fee from each GST Fund for distribution services equal, on an annual basis, to 0.25% of the average daily net assets of a GST Fund attributable to Class A Shares.

Institutional Shares.   Institutional Shares of the GST Funds are offered at net asset value with no front-end sales charge or CDSC. Institutional Shares of the Goldman Sachs Municipal Income Fund are subject to a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. GST Institutional Shares are not subject to a distribution plan or shareholder servicing plan.

The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the Signal Funds and their Corresponding GST Funds are generally similar. There are, however, some differences. For more information, see “Comparison of Signal Funds and GST Funds — Shareholder Transactions and Services of the Signal Funds and the GST Funds” below.

Voting Information

The Coventry Group Trustees are furnishing this Proxy/Prospectus in connection with the solicitation of proxies. Only shareholders of record at the close of business on          , 2007, will be entitled to vote at the Special Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of the proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to Coventry Group a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. For additional information, see “Voting Information” below.

PRINCIPAL RISK FACTORS

Risks of Investing in the Signal Funds and GST Funds

An investment in a Signal Fund or its Corresponding GST Fund is subject to specific risks arising from the types of securities in which the Signal Fund or its Corresponding GST Fund invests and general risks arising from investing in any mutual fund. There is no assurance that a Signal Fund or a Corresponding GST Fund will meet its investment objective, and investors could lose money by investing in a Signal Fund or its Corresponding GST Fund. As with all mutual funds, an investment in a Signal Fund or a Corresponding GST Fund is not insured or guaranteed by Signal Capital, ONTC, GSAM, Goldman Sachs, or by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board or any other government agency.

The Goldman Sachs Structured Large Cap Growth Fund and Signal Large Cap Growth Fund (collectively, the “Equity Funds”) will be subject to the risks associated with equity investments. “Equity investments” may include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that the Equity Funds hold may rise or decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of an investment in an Equity Fund may increase or decrease. Recently, certain stock markets have experienced substantial price volatility.

The Goldman Sachs Municipal Income Fund and Core Fixed Income Fund, as well as the Signal Tax-Exempt Income Fund and Income Fund will be subject to the risks associated with fixed-income securities. To the extent it invests in fixed-income securities, an Equity Fund will also be subject to the risks associated with fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and a Signal Fund or its Corresponding GST Fund will not recover its investment. Call risk and extension risk are normally present when the borrower has the option to prepay its obligations.

All of the principal risks applicable to the Signal Funds and GST Funds are described in the table that follows below. More information about certain types of portfolio securities and investment techniques, and their associated risks, is provided in Appendix A to the prospectuses of the GST Funds. You should consider the investment risks discussed in this section and the prospectuses of the GST Funds, which are important to your investment choice.

Principal Risk	Funds Denoting Risk as a Principal Risk

Net Asset Value Risk — The risk that the net asset value of a Fund and the value of your investment will fluctuate.	All GST Funds All Signal Funds

Interest Rate Risk — The risk that when interest rates increase, fixed income securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.	All GST Funds All Signal Funds

Principal Risk	Funds Denoting Risk as a Principal Risk

Credit/Default Risk — The risk that an issuer or guarantor of a fixed-income security held by a Fund (which may have low credit ratings), or a bank or other financial institution that has entered into a repurchase agreement, or the counterparty in a derivative transaction, may default on its payment obligations including the obligation to pay interest and repay principal. For certain funds, this risk may include the risk of default on foreign letters of credit, guarantees or insurance that back municipal securities.	Goldman Sachs Core Fixed Income Fund Goldman Sachs Municipal Income Fund All Signal Funds

Call Risk — The risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.	Goldman Sachs Core Fixed Income Fund Goldman Sachs Municipal Income Fund

Extension Risk — The risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and a Fund will also suffer from the inability to invest in higher yielding securities.	Goldman Sachs Core Fixed Income Fund Goldman Sachs Municipal Income Fund

U.S. Government Securities Risk — The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many U.S. Government Securities purchased by the Funds, such as those issued by the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.	Goldman Sachs Core Fixed Income Fund Goldman Sachs Municipal Income Fund

Stock Risk — The risk that stock prices have historically risen and fallen in periodic cycles. In recent years, U.S. and foreign stocks have experienced substantial price volatility.	Goldman Sachs Structured Large Cap Growth Fund Signal Large Cap Fund

Principal Risk	Funds Denoting Risk as a Principal Risk

Derivatives Risk — The risk that loss may result from a Fund’s investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to a Fund.	All GST Funds

Management Risk — The risk that a strategy used by a Fund’s investment adviser may fail to produce the intended results.	All GST Funds All Signal Funds

Market Risk — The risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase a Fund’s exposure to risk of loss from adverse developments affecting those sectors.	All GST Funds All Signal Funds

Liquidity Risk — The risk that a Fund will not be able to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Funds that invest in small and mid-capitalization stocks and real estate investment trusts will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.	All GST Funds

Principal Risk	Funds Denoting Risk as a Principal Risk

Tax Risk — A Fund may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, this Fund would not be a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local income tax consequences of their investments.	Goldman Sachs Municipal Income Fund

Concentration Risk — The risk that if a Fund invests more than 25% of its total assets in issuers within the same state, industry or economic sector, an adverse economic, business or political development may affect the value of a Fund’s investments more than if its investments were not so concentrated.	Goldman Sachs Municipal Income Fund

Investment Style Risk — Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stock inordinately even if earnings showed an absolute increase. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.	Goldman Sachs Structured Large Cap Growth Fund

Principal Risk	Funds Denoting Risk as a Principal Risk

Foreign Risk — The risk that when a Fund invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. A Fund will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when a Fund invests in issuers located in emerging countries.	Goldman Sachs Structured Large Cap Growth Fund Goldman Sachs Core Fixed Income Fund All Signal Funds

Emerging Countries Risk — The securities markets of Asian, Latin and South American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.	Goldman Sachs Core Fixed Income Fund

Sovereign Risk — The risk that the issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This risk includes, political, economic and repayment risks. Political risk is the risk associated with the general political and social environment of a country and includes, among other factors, government instability, poor socioeconomic conditions, corruption, lack of law and order, lack of democratic accountability, poor quality of the bureaucracy, internal and external conflict, and religious and ethnic tensions. High political risk can impede the economic welfare of a country. Economic risk is the risk associated with general economic conditions and includes, among other things, low quality and growth rate of gross domestic product (“GDP”), high inflation or deflation, high government deficits as a percentage of GDP, weak financial sector, overvalued exchange rate, and high current accounts deficits as a percentage of GDP. Repayment risk is the risk associated with the inability of a country to pay its external debt obligations in the immediate future and includes, among other items but are not limited to, high foreign debt as a percentage of GDP, high foreign debt service as a percentage of exports, and an unsustainable exchange rate structure.	Goldman Sachs Core Fixed Income Fund

Principal Risk	Funds Denoting Risk as a Principal Risk

Non-Hedging Foreign Currency Trading Risk — A Fund may engage, to a greater extent than other Funds, in forward foreign currency transactions for speculative purposes. A Fund’s investment adviser may purchase or sell foreign currencies through the use of forward contracts based on the investment adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, an investment adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the investment adviser’s expectations may produce significant losses to a Fund.
Goldman Sachs Core Fixed Income Fund

Mid Cap and Small Cap Risk — The securities of small capitalization and mid-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-cap and small-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company, the greater these risks.
Goldman Sachs Structured Large Cap Growth Fund

INFORMATION ABOUT THE REORGANIZATION

Significant features of the Reorganization are summarized below. This summary is qualified in its entirety by reference to the Reorganization Agreement which is attached as Appendix A.

Board Considerations

The Coventry Group Trustees have determined that the Reorganization is in the best interest of the shareholders of each Signal Fund, and that the interests of the existing shareholders of each Signal Fund will not be diluted as a result of the Reorganization. The Coventry Group Trustees have also considered and unanimously approved the terms and conditions of the Reorganization Agreement. The following sets forth in greater detail the steps taken by the Coventry Group Trustees in arriving at these conclusions.

Signal Capital, the investment adviser to the Signal Funds, recently informed the Coventry Group Trustees that it has re-considered its long term strategic commitment to the proprietary mutual fund business and, as a result, has determined that it no longer intends to serve as the investment adviser to the Signal Funds and that it no longer intends to participate directly in the mutual fund business. After review and evaluation of possible alternatives, Signal Capital recommended to the Coventry Group Trustees a fund restructuring with another fund group. Following a review of various candidates by Signal Capital, and consideration of merger proposals from certain potential candidates, Signal Capital recommended that the Coventry Group Trustees approve the reorganization proposal of GSAM. After reviewing and considering a number of factors relating to GST, the GST Funds, GSAM and Goldman, Sachs & Co., the Coventry Group Trustees have determined that the reorganization of the Signal Funds into corresponding GST Funds is in the best interest of the shareholders of each of the Signal Funds.

The Coventry Group Trustees requested that Coventry Group counsel conduct certain reviews of the GST Funds, GSAM and each Goldman Sachs entity that provides services to the GST Funds. With respect to the GST Funds, the review included, among other things, (1) organizational documents, (2) certain documents filed with the SEC, (3) certain service provider contracts, (4) certain materials concerning legal proceedings and regulatory matters, (5) certain materials concerning insurance and (6) certain materials concerning compliance matters. With respect to GSAM and its affiliates, the review included, among other things, (1) certain organizational materials, (2) certain materials concerning legal proceedings and regulatory matters, (3) various aspects of investment management compliance, (4) various aspects of risk management processes and procedures, (5) various aspects of brokerage and trading practices, (6) certain materials concerning insurance and (7) certain financial statements.

At a Coventry Group Trustees meeting held on January 16, 2007, representatives of GSAM presented materials on the structure, personnel and capabilities of GSAM. The portfolio managers of the Corresponding GST Funds also made presentations to the Coventry Group Trustees. In addition, the Chief Compliance Officer of the GST Funds provided an overview of the GST Funds’ compliance program and GSAM’s compliance department and risk management framework. In advance of the meeting, materials were provided to the Coventry Group Trustees by GSAM and counsel to Coventry Group. These materials included information on the investment objectives and the strategies of the GST Funds and comparative operating expense ratios and performance information.

During the meeting, the Coventry Group Trustees, with the advice and assistance of counsel, reviewed and considered, among other things:

i.	the reputation, financial strength and capabilities of Goldman Sachs and GSAM;

ii.	that GSAM and the GST Funds offer, in a single fund family, funds reasonably compared to the Signal Funds, with comparable shareholder services;

iii.	GSAM’s experience with and capabilities regarding mutual funds, including fund reorganizations;

iv.	the investment objectives and policies of the GST Funds and their relative compatibility with those of the Signal Funds;

v.	the historical investment performance records of the GST Funds and the Signal Funds, relative to each other, along with portfolio turnover;

vi.	the investment advisory and total expenses payable and paid by the GST Funds, as compared with those of the Signal Funds;

vii.	the compliance organization of GSAM and the GST Funds;

viii.	the qualifications and experience of the investment personnel who would be managing the GST Funds;

ix.	Goldman Sachs’ distribution capabilities and the prospects for future growth of the GST Funds;

x.	the viability of the Signal Funds absent approval of the proposed Reorganization, and alternatives to the Reorganization including restructuring with different funds and liquidating the Signal Funds;

xi.	the terms of the proposed Reorganization, including the anticipated tax-free nature of the transaction for the Signal Funds and their shareholders, and that the transactions are not contingent on each other and may proceed separately; and

xii.	that the Signal Funds would not bear any of the expenses of the proposed Reorganization.

At a Coventry Group Trustees meeting held on January 16, 2007, the Coventry Group Trustees determined that, based upon their consideration and review of the foregoing factors, the Reorganization was in the best interest of the shareholders of each Signal Fund, and that the interests of the existing shareholders of each Signal Fund would not be diluted as a result of the Reorganization. The Coventry Group Trustees also considered and unanimously approved the terms and conditions of the Reorganization Agreement.

The Reorganization Agreement

The following summary of the Reorganization Agreement is qualified in its entirety by reference to the Reorganization Agreement attached to this Proxy/Prospectus as Appendix A.

The Reorganization Agreement provides that with respect to each Signal Fund: (1) all of the Signal Fund’s assets will be acquired, and all of the liabilities (other than those liabilities specifically excluded under the Reorganization Agreement) of the Signal Fund will be assumed, by its Corresponding GST Fund in exchange for Class A Shares and Institutional Shares (as provided in the chart below)(collectively, “GST Shares”), (2) such GST Shares of the GST Funds will be distributed to the shareholders of the corresponding share class of each Signal Fund, and (3) each Signal Fund will liquidate.

Subject to the satisfaction of the conditions described below, such acquisition is scheduled to occur at the opening of business on          , 2007 or on a later date as the parties may agree (the “Effective Time of the Reorganization”).

Generally, with respect to the Reorganization and except as noted immediately below each shareholder of a Signal Fund will receive the number of full and fractional (to the third decimal place) Class A Shares and Institutional Shares of its Corresponding GST Fund equal in value to the value of the Class A Shares or Class I Shares, respectively, held as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) at the Effective Time of the Reorganization. Immediately upon receipt of GST Fund shares, each Signal Fund will liquidate and distribute pro-rata to its shareholders of record as of the Effective Time of the Reorganization the shares of the Corresponding GST Fund received by such Signal Fund in the Reorganization. The transactions described above are summarized in the following table.

Signal Funds	GST Funds

Signal Large Cap Growth Fund	Goldman Sachs Structured Large Cap Growth Fund
Class A Shares	Class A Shares
Class I Shares	Institutional Shares
Signal Income Fund	Goldman Sachs Core Fixed Income Fund
Class A Shares	Class A Shares
Class I Shares	Institutional Shares
Signal Tax-Exempt Income Fund	Goldman Sachs Municipal Income Fund
Class A Shares	Class A Shares
Class I Shares	Institutional Shares

The liquidation and distribution of a Signal Fund’s shares will be accomplished by the transfer of the Corresponding GST Fund’s shares then credited to the account of the Signal Fund on the books of the Corresponding GST Fund to open accounts on the share records of the Corresponding GST Fund in the names of the shareholders of the Signal Fund. The aggregate net asset values of the Class A Shares and Institutional Shares of the Corresponding GST Fund to be credited to the shareholders of the Signal Fund will be equal to the aggregate net asset values of the Class A Shares and Class I Shares respectively, of the Signal Fund owned by such shareholders at the close of business on the business day immediately preceding the Effective Time of the Reorganization. All issued and outstanding shares of each Signal Fund will simultaneously be canceled on the books of such Signal Fund.

Under the Reorganization Agreement, Coventry Group and GST will not bear any fees, expenses or explicit brokerage commissions in connection with the transactions contemplated by the Reorganization Agreement. All of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by the Reorganization Agreement will be paid by Signal Capital or GSAM (or an affiliate).

The Reorganization Agreement provides that GST will assume all obligations of each Signal Fund to indemnify the Independent Trustees against all liabilities and expenses with respect to any actions or omissions involving the Signal Funds.

The Reorganization Agreement contains a number of representations and warranties made by Coventry Group to GST related to, among other things, its legal status, compliance with laws and regulations and financial position (section 4.1) and similar representations and warranties made by GST to Coventry Group (section 4.2). The Reorganization Agreement contains a number of conditions precedent that must occur before either Coventry Group or GST are obligated to proceed with any of the Reorganizations (sections 6.1, 6.2 and 6.3). These include, among others, that: (1) the shareholders of each Signal Fund approve the Reorganization of their Signal Fund; (2) Coventry Group receive from GST’s legal counsel and GST receive from Coventry Group’s legal counsel, certain opinions supporting the representations and warranties made by each party regarding legal status and compliance with laws and regulations (including an opinion from GST counsel that the shares issued in the Reorganization will be validly issued, fully paid and non assessable); (3) both Coventry Group and GST receive from GST’s counsel the tax opinion discussed below under “Federal Income Tax Consequences;” and (4) the receipt of certain certificates from Coventry Group and GST officers concerning the continuing accuracy of representations and warranties in the Reorganization Agreement.

The Reorganization Agreement may be terminated and the Reorganization abandoned at any time prior to the Effective Time of the Reorganization by: (1) the mutual written consent of Coventry Group and GST; (2) Coventry Group (a) following any material breach by GST of any of its representations, warranties or covenants contained in the Reorganization Agreement, if GST does not cure such breach within 10 business days; (b) if any of the conditions precedent set forth in paragraphs 6.1 and 6.3 are not satisfied by December 31, 2007; or (c) upon the occurrence of an event which has a material adverse effect upon GST or a GST Fund; (3) GST upon any material breach by Coventry Group of any of its representations, warranties or covenants contained in the Reorganization Agreement, if Coventry Group does not cure such breach within 10 business days; (b) if any of the conditions precedent set forth in paragraphs 6.2 and 6.3 are not satisfied by December 31, 2007; or (c) upon the occurrence of an event which has a material adverse effect upon Coventry Group or a Signal Fund; (4) either Coventry Group or GST if the closing does not occur by December 31, 2007; or (5) by either GST or Coventry Group following a determination that the consummation of the Reorganization is not in the best interest of its shareholders by the terminating party’s Board.

Approval of each Reorganization requires the approval of the holders the lesser of (a) 67% or more of the shares of the relevant Signal Fund voted at the Special Meeting if more than 50% of the outstanding shares of the relevant Signal Fund are represented at the Special Meeting in person of by proxy or (b) more than 50% of the outstanding shares of the relevant Signal Fund. See the section of this Proxy/Prospectus entitled “Voting Information” for more information.

The Reorganization Agreement provides that the failure of any Signal Fund to consummate the transactions contemplated in the Reorganization Agreement will not affect the consummation of the validity of the Reorganization with respect to any other Signal Funds.

The Reorganization Agreement also provides that in order to facilitate the transfer of the assets of the Signal Funds at the Effective Time of the Reorganization, GSAM may request that Signal Capital use its commercially reasonable best efforts, subject to its fiduciary duty as an investment adviser, to limit or cease portfolio trading on behalf of a Signal Fund for a period of up to three days prior to the Valuation Time of the Reorganization.

Although each Signal Fund has a similar investment objective and principal strategies to its Corresponding GST Fund, some of a Signal Fund’s holdings may not be permissible portfolio holdings of its Corresponding GST Fund. Therefore, some portion of a Signal Fund’s securities holdings may be sold prior to or immediately following the Reorganization. In addition, for certain Signal Funds, GSAM anticipates selling a portion of such Signal Fund shortly after the Reorganization. To the extent that a Signal Fund’s securities holdings are sold prior to the Reorganization, the proceeds of such sales will be held in temporary investments or reinvested in assets that the Corresponding GST Fund may hold. The possible need for a Signal Fund to dispose of certain portfolio investments prior to the Reorganization could result in selling such investments at a disadvantageous time. The sale of securities either prior to the Reorganization or shortly thereafter could result in the Signal Fund or its Corresponding GST Fund realizing gains (which may be taxable) or losses that would not otherwise have been realized but for the Reorganization. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs. In this event, GSAM will pay the reasonable explicit brokerage commissions resulting from portfolio transactions executed on behalf of the Signal Funds in preparation for the Reorganization.

If the Reorganization is approved, Signal Fund shareholders who do not wish to have their Signal Fund shares exchanged for shares of a Corresponding GST Fund as part of the Reorganization should redeem their shares prior to the consummation of the Reorganization. If you redeem your shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to the Reorganization and your shares are subject to a contingent deferred sales load, your redemption proceeds will be reduced by any applicable sales load.

Description of the Securities to be Issued

Shareholders of each Signal Fund as of the Effective Time of the Reorganization will receive full and/or fractional Class A Shares and Institutional Shares of the respective Corresponding GST Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above. The GST Fund shares to be issued in connection with each Reorganization will be fully paid and non-assessable when issued, and will have no pre-emptive or conversion rights. The rights of shareholders of Coventry Group and GST are comparable. For more information see “Comparison of Signal Funds and GST Funds — Comparison of Coventry Group’s and GST’s Charter Documents and — Shareholder Transactions and Services of the Signal Funds and GST Funds.”

Federal Income Tax Consequences

The exchange of each Signal Fund’s assets for the Corresponding GST Fund shares and the assumption of the liabilities of each Signal Fund pursuant to the Reorganization Agreement is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Reorganization, Coventry Group and GST will receive the opinion of Drinker Biddle & Reath LLP, counsel to GST, to the effect that on the basis of the existing provisions of the Code, Treasury regulations thereunder, current administrative rulings and pronouncements and court decisions, and certain facts, qualifications, assumptions and representations, with respect to the Reorganization, for federal income tax purposes:

(1)	each Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each GST Fund and Signal Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)	each Signal Fund will recognize no gain or loss (a) upon the transfer of its assets to the Corresponding GST Fund in exchange for GST Fund shares and the assumption of the liabilities of the Signal Fund, and (b) upon the distribution of those shares to the shareholders of the Signal Fund;

(3)	each GST Fund will recognize no gain or loss upon the receipt of the assets of the Corresponding Signal Fund in exchange for shares of such GST Fund and the assumption of the liabilities of such Signal Fund;

(4)	the tax basis in the hands of each GST Fund of each asset of the Corresponding Signal Fund transferred to such GST Fund in the Reorganization will be the same as the basis of that asset in the hands of such Signal Fund immediately before the transfer;

(5)	the holding period of each asset of each Signal Fund in the hands of the Corresponding GST Fund will include the period during which that asset was held by such Signal Fund;

(6)	the shareholders of each Signal Fund will recognize no gain or loss upon their receipt of shares of the Corresponding GST Fund;

(7)	the aggregate tax basis of the GST Fund shares received by each shareholder of the Corresponding Signal Fund will equal the aggregate tax basis of the Signal Fund shares surrendered in exchange therefor;

(8)	the holding periods of the GST Fund shares received by each Signal Fund shareholder will include the holding periods of the Signal Fund shares surrendered in exchange therefor, provided that the Signal Fund shares are held by that shareholder as capital assets on the date of the exchange; and

(9)	each GST Fund will succeed to and take into account the tax attributes of the Corresponding Signal Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

Shares held for the purpose of investment are generally considered to be capital assets.

Neither Coventry Group nor GST has sought a tax ruling from the Internal Revenue Service (“IRS”). The opinion of counsel is not binding on the IRS nor does it preclude the IRS from adopting a contrary position.

Immediately before the Reorganization, each Signal Fund will pay a dividend or dividends that, together with all previous dividends, will have the effect of distributing to its shareholders all of its investment company taxable income for taxable income years ending at or before the Effective Time of the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, recognized in taxable years ending at or before the Effective Time of the Reorganization. Any such dividends will generally be included in the taxable income of a Signal Fund’s shareholders.

As a result of the Reorganization, each GST Fund will succeed to the tax attributes of the Corresponding Signal Fund, except that the amount of capital loss carryforwards of a Signal Fund that the Corresponding GST Fund may use to offset capital gains recognized after the Reorganization will be subject to an annual limitation under Sections 382 and 383 of the Code. In general, the limitation for each taxable year will equal the sum of (1) the product of the net asset value of the Signal Fund as of the Effective Time of the Reorganization multiplied by that month’s “long-term tax-exempt rate” (which is a market-based rate published by the IRS each month) plus (2) the amount of any unrealized built-in gains of the Signal Fund as of the Effective Time of the Reorganization that the GST Fund recognizes within the first five taxable years ending after the Effective Time of the Reorganization (as long as the amount of unrealized built-in gains is greater than the lesser of (i) 15% of the net asset value of the Signal Fund or (ii) $10,000,000 as of the Effective Time). (The annual limitation will be proportionately reduced for the post-Effective Time of the Reorganization portion of the GST Fund’s current taxable year after the Effective Time of the Reorganization and for any subsequent short taxable year.)

Certain GST Funds anticipate selling portions of the portfolio holdings received from Signal Funds after the Reorganization. The sale of these securities after the Reorganization will result in those GST Funds recognizing gains and/or losses that they would not otherwise have realized were it not for the Reorganization. If the net effect of these additional gains and/or losses is an increase in a GST Fund’s net short-term or long-term capital gain for the current calendar year and/or fiscal year, the amount of the GST Fund’s taxable distributions to shareholders may likely be increased.

Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

Capitalization

The following tables show the capitalization of each Signal Fund and its Corresponding GST Fund as of August 31, 2006 with respect to the Signal Large Cap Growth Fund and the Goldman Sachs Structured Large Cap Growth Fund, October 31, 2006 with respect to the Signal Income Fund and Goldman Sachs Core Fixed Income Fund and October 31, 2006 with respect to the Signal Tax-Exempt Income Fund and Goldman Sachs Municipal Income Fund, and the capitalization of such GST Fund on a pro-forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of its Corresponding Signal Fund if the Reorganization shown had been consummated on August 31, 2006 with respect to the Signal Large Cap Growth Fund and the Goldman Sachs Structured Large Cap Growth Fund, October 31, 2006 with respect to the Signal Income Fund and Goldman Sachs Core Fixed Income Fund and October 31, 2006 with respect to the Signal Tax-Exempt Income Fund and Goldman Sachs Municipal Income Fund, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share.

Signal Large Cap Growth Fund and Goldman Sachs Structured Large Cap Growth Fund

Combined Goldman
		Goldman Sachs		Sachs Structured
	Signal Large Cap	Structured Large	Pro Forma	Large Cap Growth Fund
	Growth Fund	Cap Growth Fund*	Adjustments	Pro Forma

Net Assets:	$683,219 (Class A Shares) $39,278,868 (Class I Shares)	$310,385,872 (Class A Shares) $488,448,022 (Institutional Shares)	$0 $0	$311,069,091 (Class A Shares) $527,726,890 (Institutional Shares)

Net Asset Value Per Share:	$11.61 (Class A Shares) $11.71 (Class I Shares)	$13.20 (Class A Shares) $13.58 (Institutional Shares)		$13.20 (Class A Shares) $13.58 (Institutional Shares)

Shares Outstanding:	58,853 (Class A Shares) 3,354,027 (Class I Shares)	23,521,286 (Class A Shares) 35,974,280 (Institutional Shares)	(7,078) (461,131)	23,573,061 (Class A Shares) 38,867,176 (Institutional Shares)

*	The Goldman Sachs Structured Large Cap Growth Fund will be the accounting survivor for financial statement purposes.

Signal Income Fund and Goldman Sachs Core Fixed Income Fund

Combined Goldman
		Goldman Sachs		Sachs Core Fixed
	Signal	Core Fixed	Pro Forma	Income Fund
	Income Fund	Income Fund*	Adjustments	Pro Forma

Net Assets:	$263,678 (Class A Shares) $88,316,575 (Class I Shares)	$714,876,529 (Class A Shares) $1,558,970,671 (Institutional Shares)	$0 $0	$715,140,207 (Class A Shares) $1,647,287,246 (Institutional Shares)

Net Asset Value Per Share:	$9.67 (Class A Shares) $9.67 (Class I Shares)	$9.82 (Class A Shares) $9.86 (Institutional Shares)		$9.82 (Class A Shares) $9.86 (Institutional Shares)

Shares Outstanding:	27,257 (Class A Shares) 9,128,752 (Class I Shares)	72,780,585 (Class A Shares) 158,124,682 (Institutional Shares)	(413) (170,899)	72,807,429 (Class A Shares) 167,082,535 (Institutional Shares)

*	The Goldman Sachs Core Fixed Income Fund will be the accounting survivor for financial statement purposes.

Signal Tax-Exempt Income Fund and Goldman Sachs Municipal Income Fund

Combined Goldman
		Goldman Sachs		Sachs Municipal
	Signal Tax-Exempt	Municipal Income	Pro Forma	Income Fund
	Income Fund	Fund*	Adjustments	Pro Forma

Net Assets:	$137,111 (Class A Shares) $19,645,371 (Class I Shares)	$302,270,811 (Class A Shares) $152,070,274 (Institutional Shares)	$0 $0	$302,407,922 (Class A Shares) $171,715,645 (Institutional Shares)

Net Asset Value Per Share:	$9.83 (Class A Shares) $9.83 (Class I Shares)	$15.80 (Class A Shares) $15.80 (Institutional Shares)		$15.80 (Class A Shares) $15.80 (Institutional Shares)

Shares Outstanding:	13,944 (Class A Shares) 1,997,702 (Class I Shares)	19,125,274 (Class A Shares) 9,622,583 (Institutional Shares)	(5,269) (754,598)	19,133,949 (Class A Shares) 10,865,687 (Institutional Shares)

*	The Goldman Sachs Municipal Income Fund will be the accounting survivor for financial statement purposes.

COMPARISON OF SIGNAL FUNDS AND GST FUNDS

Investment Objectives and Principal Investment Strategies

This section briefly compares and contrasts the investment objectives and principal investment strategies of each Signal Fund with those of its Corresponding GST Fund. More complete information may be found in the respective prospectuses for the Signal Funds and the GST Funds.

Signal Large Cap Growth Fund and Goldman Sachs Structured Large Cap Growth Fund

Investment Objectives:

(a)	Signal Large Cap Growth Fund: Seeks capital appreciation.

(b)	Goldman Sachs Structured Large Cap Growth Fund: Seeks long-term growth of capital. The GST Fund seeks this objective through a broadly diversified portfolio of equity investments in large-cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

Principal Investment Strategies: The Signal Large Cap Growth Fund invests in a diversified portfolio of equity securities of large capitalization companies. For these purposes, Signal Capital deems issuers with market capitalizations in excess of $5 billion to be large capitalization companies. Signal Capital seeks investments in issuers that demonstrate superior sales and earnings growth rates, improving profitability, or above-average growth relative to their current market valuations.

Consistent with the Signal Large Cap Growth Fund’s investment objective, the Signal Fund:

•	invests substantially all, but in no event less than 80%, of its net assets in U.S. domestic equity securities of large capitalization companies

•	invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, warrants and any rights to purchase common stocks

•	may engage in short sales against the box

•	may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

•	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

•	may invest up to 20% of its total assets in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”)

•	may engage in repurchase transactions pursuant to which the Signal Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

•	may engage in options transactions

•	may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

•	may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income

•	may purchase securities on a when-issued or delayed basis in which a security’s price and yield are fixed on a specific date but payment and delivery are scheduled for a future date beyond the standard settlement period

•	may invest in other investment companies

In the event that Signal Capital determines that current market conditions are not suitable for the Signal Fund’s typical investments, Signal Capital may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Signal Fund’s assets in money market instruments and repurchase agreements.

The Goldman Sachs Structured Large Cap Growth Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in large-cap U.S. issuers, including foreign issuers that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the GST Fund will invest at least 95% of its Net Assets in such equity investments. These issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) similar to that of the Russell 1000® Growth Index at the time of investment. If the market capitalization of a company held by the GST Fund moves outside this range, the GST Fund may, but is not required to, sell the securities. The GST Fund is not required to limit its investments to securities in the Russell 1000® Growth Index. The capitalization range of the Russell 1000® Growth Index is currently between $1.3 billion and $432 billion.

GSAM emphasizes a company’s growth prospects in analyzing equity investments to be purchased by the GST Fund. The GST Fund’s investments are selected using both a variety of quantitative techniques derived from fundamental research including but not limited to valuation, momentum, profitability and earnings quality, in seeking to maximize the GST Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000® Growth Index. The GST Fund seeks a portfolio consisting of companies with above average capitalization and earnings growth expectations and below average dividend yields. The GST Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

Comment: The investment objectives, policies and restrictions of the Signal Large Cap Growth Fund and Goldman Sachs Structured Large Cap Growth Fund are, in general, similar. The tables below under “Other Investment Practices and Investment Securities of the Signal and GST Funds” show certain similarities and differences regarding the investment practices and investment securities of each Fund. One difference that should be noted is that the Signal Large Cap Growth Fund defines large capitalization companies as companies with market capitalization in excess of $5 billion at the time of investment. The investment adviser for the Goldman Sachs Structured Large Cap Growth Fund targets equity investments that fall within the capitalization range of the Russell 1000® Growth Index, which is currently between $1.3 billion and $432 billion]. Additionally, the Signal Fund may invest in the securities of foreign issuers, including ADRs and EDRs, whereas the GST Fund may only invest in securities of foreign issuers which are traded in the U.S. One other difference is that the investment adviser to the GST Fund uses a quantitative investment style unlike the investment adviser to the Signal Fund.

Signal Income Fund and Goldman Sachs Core Fixed Income Fund

Investment Objectives:

(a)	Signal Income Fund: Seeks current income consistent with the preservation of capital.

(b)	Goldman Sachs Core Fixed Income Fund: Seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.

Principal Investment Strategies: The Signal Income Fund invests primarily in debt securities of all types, including investment grade bonds and U.S. Government bonds.

Consistent with the Signal Income Fund’s investment objective, the Signal Fund:

•	invests substantially all, but in no event less than 65%, of its total assets in debt securities

•	invests in fixed income securities consisting of bonds, fixed income preferred stocks, debentures, notes, zero-coupon securities, mortgage-related and other asset-backed securities, state municipal or industrial revenue bonds, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, debt securities convertible into, or exchangeable for, common stocks, foreign debt securities, guaranteed investment contracts, income participation loans, first mortgage loans and participation certificates in pools of mortgages issued or guaranteed by agencies or instrumentalities of the U.S. Government

•	invests only in debt securities which are rated at the time of purchase within the four highest rating categories assigned by one or more nationally recognized statistical rating organizations (“NRSROs”) or, if unrated, which Signal Capital deems to be of comparable quality.

•	may engage in repurchase transactions pursuant to which the Signal Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

•	may engage in options transactions

•	may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

•	may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income

•	may purchase securities on a when-issued or delayed-delivery basis in which a security’s price and yield are fixed on a specific date but payment and delivery are scheduled for a future date beyond the standard settlement period

•	may invest in other investment companies

In the event that Signal Capital determines that current market conditions are not suitable for the Signal Income Fund’s typical investments, Signal Capital may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Signal Fund’s assets in money market instruments and repurchase agreements.

The Goldman Sachs Core Fixed Income Fund invests, under normal circumstances, at least 80% of its Net Assets in fixed-income securities, including U.S. Government securities, corporate debt securities, privately issued mortgage-backed securities and asset-backed securities. The GST Fund may also invest in custodial receipts, municipal securities and convertible securities. The GST Fund may also engage in forward foreign currency transactions for both speculative and hedging purposes. The GST Fund’s investments in non-U.S. dollar denominated obligations will not exceed 25% of its total assets at the time of investment and 10% of the GST Fund’s total assets may be invested in obligations of issuers in countries with emerging markets or economies. However, to the extent that the investment adviser has entered into transactions that are intended to hedge the GST Fund’s position in a non-U.S. dollar denominated obligation against currency risk, such obligation will not be counted when calculating compliance with the 25% limitation on obligations in non-U.S. currency. In pursuing its investment objective, the GST Fund uses the index as its performance benchmark, but the GST Fund will not attempt to replicate the index. The GST Fund may, therefore, invest in securities that are not included in the index. The GST Fund has a target duration. Individual securities purchased by the GST Fund may have durations that are either shorter or longer than the target duration. GSAM uses derivative instruments to manage the duration of the GST Fund’s investment portfolios in accordance with its target duration. These derivative instruments include financial futures contracts and swap transactions, as well as other types of derivatives. Financial futures contracts used by the GST Fund include interest rate futures contracts including, among others, Eurodollar futures contracts. Eurodollar contracts are U.S. dollar-denominated futures contracts that are based on the implied forward London Interbank Offered Rate (LIBOR) of a three-month deposit. Securities purchased by the GST Fund must have a minimum credit quality of BBB- by S&P or Baa3 by Moody’s or a comparable rating by another NRSRO at the time of purchase. Securities must be either rated by a NRSRO or if unrated, determined by GSAM to be of comparable quality.

Comment: The investment objectives, policies and restrictions of the Signal Income Fund and Goldman Sachs Core Fixed Income Fund are, in general, similar. The tables below under “Other Investment Practices and Investment Securities of the Signal and GST Funds” show certain similarities and differences regarding the investment practices and investment securities of each Fund. One difference that should be noted is that the GST Fund has a duration target equal to the Lehman Brothers Aggregate Bond Index, plus or minus one year, with a maximum duration of 6 years. Historically, over the last ten years, the duration of the Lehman Brothers Aggregate Bond Index has ranged between 3.8 and 5 years. The Signal Fund, on the other hand, has no specific target duration.

Signal Tax-Exempt Income Fund and Goldman Sachs Municipal Income Fund

Investment Objectives:

(a)	Signal Tax-Exempt Income Fund: Seeks current income exempt from federal income tax.

(b)	Goldman Sachs Municipal Income Fund: Seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

Principal Investment Strategies: The Signal Tax-Exempt Income Fund invests primarily in municipal obligations, the interest on which is exempt from federal income tax.

Consistent with the Signal Tax-Exempt Income Fund’s investment objective, the Signal Fund:

•	invests substantially all, but in no event less than 80%, of its net assets in tax-exempt securities

•	invests only in debt securities which are rated at the time of purchase within the four highest rating categories assigned by one or more NRSROs or, if unrated, which Signal Capital deems to be of comparable quality

•	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

•	may invest in the securities of foreign issuers and may acquire sponsored and unsponsored ADRs

•	may engage in repurchase transactions pursuant to which the Signal Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

•	may engage in options transactions

•	may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

•	may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income

•	may invest in other investment companies

In the event that Signal Capital determines that current market conditions are not suitable for the Signal Fund’s typical investments, Signal Capital may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Signal Fund’s assets in money market instruments and repurchase agreements.

The Goldman Sachs Municipal Income Fund invests, under normal market conditions, at least 80% of its Net Assets in Municipal Securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes). The GST Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the GST Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the GST Fund’s portfolio will be invested in U.S. dollar-denominated securities. Securities purchased by the GST Fund must have a minimum credit rating of BBB by S&P or Baa by Moody’s or a comparable rating by another NRSRO at the time of purchase. Securities with either be rated by a NRSRO or if unrated, determined by GSAM to be of comparable quality.

Comment: The investment objectives, policies and restrictions of the Signal Tax-Exempt Income Fund and Goldman Sachs Municipal Income Fund are, in general, similar. The tables below under “Other Investment Practices and Investment Securities of the Signal and GST Funds” show certain similarities and differences regarding the investment practices and investment securities of each Fund. One difference that should be noted is that the GST Fund has a duration target equal to the Lehman Brothers Aggregate Municipal Bond Index, plus or minus one year, with a maximum duration of 12 years. Historically, over the last ten years, the duration of the Lehman Brothers Aggregate Municipal Bond Index has ranged between six and eight years. The Signal Fund, on the other hand, has no specific target duration.

Other Investment Practices and Investment Securities of the Signal Funds and the GST Funds

Signal Large Cap Growth Fund and Goldman Sachs Structured Large Cap Growth Fund:

10 Percent of total assets (including securities lending collateral) (Italic type)
10 Percent of Net Assets (excluding borrowing for investment purposes)
(Roman type)			Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Signal Large Cap		Structured Large
— Not permitted	Growth Fund		Cap Growth Fund

Investment Practices
Borrowing	33 1/3		33 1/3
Cross Hedging of Currencies	—		•
Custodial Receipts and Trust Certificates	—		•
Equity Swaps	—		•	[1]
Foreign Currency Transactions	—		•	[2]
Futures Contracts and Options on Futures Contracts	•	[3]	•	[4]
Investment Company Securities (including iSharessm and Standard & Poor’s Depositary Receiptstm)	•		10
Options on Foreign Currencies[5]	—		•
Options on Securities and Securities Indices[5]	•		•	[6]
Repurchase Agreements	•		•
Securities Lending	•		33 1/3
Short Sales Against the Box	•		—
Unseasoned Companies	•		•
Warrants and Stock Purchase Rights	•		•
When-Issued Securities and Forward Commitments	•		•

1.	Limited to 15% of Net Assets (together with other illiquid securities) for all structured securities and swap transactions that are not deemed liquid.

2.	Limited by the amount the GST Fund invests in foreign securities.

3.	The Signal Fund may engage in futures transactions as well as options on futures contracts solely for hedging purposes.

4.	The GST Fund may enter into future transactions only with respect to a representative index.

5.	Each Fund may purchase and sell call and put options.

6.	The Signal Fund and GST Fund may sell covered call and put options and purchase call and put options.

10 Percent of total assets (excluding securities lending collateral) (Italic type)			Goldman Sachs
10 Percent of Net Assets (including borrowing for investment purposes) (Roman type)	Signal		Structured
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Large Cap		Large Cap
— Not permitted	Growth Fund		Growth Fund

Investment Securities
American, European and Global Depositary Receipts	20	[1]	•	[2]
Bank Obligations	•		•	[3]
Convertible Securities	•		•	[4]
Corporate Debt Obligations	•	[5]	•	[3]
Equity Investments	80	+	80	+
Fixed Income Securities[6]	•		20	[3]
Foreign Securities	20		•	[7]
Real Estate Investment Trusts	•		•
Structured Securities	—		•	[8]
Temporary Investments	•		35
U.S. Government Securities	•		•	[3]

1.	The Signal Fund may not invest in Global Depository Receipts.

2.	The GST Fund may not invest in EDRs.

3.	Limited by the amount the GST Fund invests in fixed-income securities and limited to cash equivalents only. The GST Fund may invest in bank obligations issued by U.S. or Foreign banks.

4.	The GST Fund has no minimum rating criteria for convertible debt securities.

5.	The Signal Fund may only invest in obligations that are investment grade at the time of purchase.

6.	Except as noted for the GST Fund under “Convertible Securities,” fixed-income securities must be investment grade (i.e., BBB or higher by S&P, Baa or higher by Moody’s or have a comparable rating by another NRSRO).

7.	Equity securities of foreign issuers must be traded in the United States.

8.	Limited to 15% of Net Assets (together with other illiquid securities) for all structured securities and swap transactions that are not deemed liquid.

Signal Income Fund and Goldman Sachs Core Fixed Income Fund:

10 Percent of total assets (including securities lending collateral) (Italic type)
10 Percent of Net Assets (excluding borrowings for investment purposes) (Roman Type)			Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Signal		Core Fixed
— Not permitted	Income Fund		Income Fund

Investment Practices
Borrowings	33 1/3		33 1/3
Credit, Interest Rate and Total Return Swaps	—		•	[1]
Currency Options and Futures	—		•
Cross Hedging of Currencies	—		•
Currency Swaps	—		•	[1]
Financial Futures Contracts	•	[2]	•
Forward Foreign Currency Exchange Contracts	—		•
Interest Rate Floors, Caps and Collars	—		•
Investment Company Securities	•		•
Mortgage Dollar Rolls	—		•
Mortgage Swaps	—		•	[1]
Options (including options on futures)	•		•
Options on Foreign Currencies	—		•
Repurchase Agreements	•		•	[3]
Securities Lending	•		33 1/3
Standby Commitments and Tender Option Bonds	—		—
When-Issued Securities and Forward Commitments	•		•

1.	The GST Fund is limited to 15% of Net Assets (together with other illiquid securities) for all structured securities and swap transactions that are not deemed liquid.

2.	The Signal Fund may engage in futures transactions as well as options on futures contracts solely for hedging purposes.

3.	The GST Fund may enter into repurchase agreements collateralized by securities issued by foreign governments.

10 Percent of total assets (excluding securities lending collateral) (Italic type)
10 Percent of Net Assets (including borrowings for investment purposes) (Roman Type)		Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Signal	Core Fixed
— Not permitted	Income Fund	Income Fund

Investment Securities
Asset-Backed Securities	•	•
Bank Obligations	•	•
Convertible Securities	•	•
Corporate Debt Obligations	•	•
Trust Preferred Securities	—	•
Emerging Country Securities	—	10	[1]
Floating and Variable Rate Obligations	•	•
Foreign Securities	•	•	[2]
Illiquid Securities	•	15
Mortgage-Backed Securities	•	•
Preferred Stocks, Warrants and Rights	•	•
Taxable Municipal Securities	•	•
Tax-Free Municipal Securities	•	•
Temporary Investments	•	•
U.S. Government Securities	•	•
Foreign Government Securities	•	•
Structured Securities	—	•

1.	Of the GST Fund’s investments in foreign securities, 10% of the GST Fund’s total assets in the aggregate may be invested in emerging country securities.

2.	For the GST Fund, includes issuers domiciled in one country and issuing securities denominated in the currency of another. The GST Fund may invest up to 25% of its total assets in securities not denominated in U.S. dollars (unless the Fund’s position is hedged against currency risk).

Signal Tax-Exempt Income Fund and Goldman Sachs Municipal Income Fund:

10 Percent of total assets (including securities lending collateral) (Italic type)
10 Percent of Net Assets (excluding borrowing for investment purposes)(Roman type)	Signal		Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Tax-Exempt		Municipal
— Not permitted	Income Fund		Income Fund

Investment Practices
Borrowings	33 1/3		33 1/3
Credit, Interest Rate and Total Return Swaps	—		•	[1]
Financial Futures Contracts	•	[2]	•
Interest Rate Floors, Caps and Collars	—		•
Investment Company Securities	•		•
Options (including Options on Futures)	•		•
Repurchase Agreements	•		•
Securities Lending	•		33 1/3
Standby Commitments and Tender Option Bonds	—		•
When-Issued Securities and Forward Commitments	—		•

1.	Limited to 15% of Net Assets (together with other illiquid securities) for all structured securities and swap transactions that are not deemed liquid.

2.	The Signal Fund may engage in futures transactions as well as options on futures contracts solely for hedging purposes.

10 Percent of total assets (excluding securities lending collateral) (Italic type)
10 Percent of Net Assets (including borrowing for investment purposes) (Roman type)	Signal		Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Tax-Exempt		Municipal
— Not permitted	Income Fund		Income Fund

Investment Securities
Asset-Backed Securities	—		•
Convertible Securities	—		•
Corporate Debt Obligations	•		•
Floating and Variable Rate Obligations	•		•
Foreign Securities	•		—
Structured Securities	—		•	[1]
Taxable Municipal Securities	•		20
Tax-Free Municipal Securities[2]	80	+	80+
Temporary Investments	•		•	[3]
Trust Preferred Securities	—		•
U.S. Government Securities	•		•

1.	Limited to 15% of Net Assets (together with other illiquid securities) for all structured securities and swap transactions that are not deemed liquid.

2.	The Signal Fund and GST Fund will invest at least 80% of their Net Assets in municipal securities, the interest on which is exempt from regular federal income tax.

3.	The GST Fund may invest no more than 20% of its Net Assets in taxable investments under normal market conditions. Under unusual conditions, taxable investments may exceed this percentage.

Investment Restrictions

This section briefly compares and contrasts certain fundamental and non-fundamental investment restrictions of each Signal Fund with those of its corresponding GST Fund. More complete information may be found in the respective statements of additional information for the Signal Funds and the GST Funds.

Unless otherwise indicated, the restrictions discussed below are fundamental policies of a Signal Fund or GST Fund. This means that they cannot be changed without approval of shareholders. Investment restrictions that are non-fundamental may be changed for the Signal Funds and GST Funds by the Boards of Trustees of Coventry Group and GST, respectively.

Maintenance of Status as a “Diversified Company.” All Signal Funds and GST Funds are “diversified companies” as defined by the 1940 Act. A “diversified company” is one that, with respect to at least 75% of the value of its total assets, is invested in cash, cash items, government securities, investment company securities and other securities. Investments in other securities are limited as to any one issuer to: (1) an amount no greater than 5% of the value of the total assets of the Fund; and (2) not more than 10% of the outstanding voting securities of the issuer.

Issuance of Senior Securities. The Signal Funds and the GST Funds are prohibited from issuing senior securities except to the extent with respect to the GST Funds, such issuance would not violate the 1940 Act or other applicable law or with respect to the Signal Funds, permitted by the 1940 Act or any rule, order or interpretation thereunder.

Borrowings. The Signal Funds may not borrow money except as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

Each GST Fund has a fundamental investment restriction of not borrowing money, except: (1) each GST Fund may borrow from banks or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); (2) each GST Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; (3) each GST Fund may obtain short-term credits necessary for the clearance of purchases and sales of portfolio securities; (4) each GST Fund may purchase securities on margin to the extent permitted by applicable law; and (5) each GST Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings. In addition, each GST Fund has a non-fundamental policy prohibiting a GST Fund from purchasing additional securities if its borrowings (excluding covered mortgage dollar rolls) exceed 5% of its Net Assets.

Securities Underwriting. Both the Signal Funds and the GST Funds have similar restrictions with respect to securities underwriting. The GST Funds may underwrite securities issued by others except to the extent that the sale of portfolio securities may be deemed to be an underwriting. The Signal Funds may underwrite the securities issued by other persons, except to the extent that the Signal Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

Concentration in Industries. Both the Signal Funds and the GST Funds have a similar restriction generally prohibiting them from investing 25% or more of their respective total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding, in the case of the GST Fund, the U.S. Government or any of its agencies or instrumentalities).

For purposes of applying this restriction to the Signal Funds: (1) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations; (2) wholly owned finance companies will be considered to be in the industries of their parent if their activities are primarily related to financing the activities of their parents; and (3) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

For purposes of applying this restriction to the GST Funds, the U.S. Government or any of its agencies or instrumentalities are excluded.

For purposes of applying this restriction to the Goldman Sachs Municipal Income Fund or Goldman Sachs Core Fixed Income Fund, (1) state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; (2) telephone companies are considered to be a separate industry from water, gas or electric utilities; (3) personal credit finance companies and business credit finance companies are deemed to be separate industries; and (4) wholly-owned finance companies are considered to be in the same industry of their parents if their activities are primarily related to financing the activities of their parents. This restriction does not apply to investments in municipal securities which have been pre-refunded by the use of obligations of the U.S. Government or any of its agencies or instrumentalities.

The Goldman Sachs Municipal Income Fund may invest 25% or more of the value of its total assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one municipal security would also affect the other municipal securities. These municipal securities include (a) municipal securities, the interest on which is paid solely from revenues of similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (b) municipal securities whose issuers are in the same state; and (c) industrial development obligations.

Purchases of Real Estate. The Signal Funds may not purchase or sell real estate, although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction. The GST Funds may not purchase, hold or deal in real estate (including, with respect to the Goldman Sachs Core Fixed Income Fund, real estate limited partnerships). The GST Funds may purchase or sell: (1) securities secured by real estate or interests in real estate, (2) securities of real estate investment trusts, (other than the Goldman Sachs Core Fixed Income Fund), (3) mortgage-related securities, and (4) may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

Commodities. Neither the Signal Funds nor GST Funds may purchase or sell commodities or commodities contracts, except that: (1) the Signal Funds may purchase or sell commodities or commodities contracts to the extent disclosed in the current Prospectus of the Signal Fund, and (2) the GST Funds may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

Investments in Other Investment Companies or Series Thereof. Notwithstanding any other fundamental investment restriction or policy, a GST Fund may invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the GST Fund. The Signal Funds have no similar restriction.

Loans.  Neither the Signal Funds nor the GST Funds may make loans except through the purchase of debt obligations in accordance with each Signal Fund or GST Fund’s investment objective and policies. In addition, the Signal Funds may make time deposits with financial institutions and enter into repurchase agreements. The GST Funds may make loans though repurchase agreements with banks, brokers, dealers and other financial institutions and loans of securities as permitted by applicable law.

Purchases of Securities on Margin. The Signal Funds may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions. As a fundamental policy, the GST Funds may purchase securities on margin to the extent permitted by applicable law.

Investments in Illiquid Securities. As a non-fundamental limitation, the GST Funds may not acquire any illiquid (not readily marketable) investments if more than 15% of their Net Assets would be invested in illiquid investments. Signal Funds have a similar non-fundamental limitation.

Investments for Purposes of Exercising Control. As a non-fundamental policy, the GST Funds are restricted from investing in companies for the purpose of exercising control or management. The Signal Funds have no similar restriction.

Short Sales of Securities. As a non-fundamental limitation, the GST Funds may not make short sales of securities, except short sales against-the-box. The Signal Funds have no similar restriction.

Oil, Gas or Mineral-Related Investments. As a fundamental policy, the Goldman Sachs Core Fixed Income Fund may not invest in oil, gas or mineral leases. The other GST Funds and the Signal Funds have no similar fundamental restrictions.

Comparison of Coventry Group’s and GST’s Charter Documents

The Coventry Group is organized as a Massachusetts business trust. GST is organized as a Delaware statutory trust. The operations of Coventry Group are governed by Coventry Group’s Declaration of Trust, By-Laws and applicable Massachusetts law. The operations of GST are governed by GST’s Agreement and Declaration of Trust, By-laws and applicable Delaware law. The operations of both Coventry Group and GST are also subject to the provisions of the 1940 Act, the rules and regulations of the SEC thereunder and applicable state securities laws. In general, the charter documents governing Coventry Group are similar to those documents governing GST. The attributes of a share of beneficial interest of Coventry Group and GST are also comparable. The following is only a summary of certain of the differences between Coventry Group and its Declaration of Trust (the “Coventry Group Charter”), on the one hand, and GST and its Agreement and Declaration of Trust (the “GST Charter”), on the other. It is not a complete list of differences.

     Trustees of Coventry Group and GST

Subject to the provisions of the GST Charter, the operations of GST are supervised by GST’s Trustees and, subject to the provisions of the Coventry Group Charter, the operations of Coventry Group are supervised by the Coventry Group Trustees. The responsibilities, powers and fiduciary duties of the GST Trustees are substantially the same as those of the Coventry Group Trustees. The GST Charter permits GST’s Board of Trustees to remove a GST Trustee with or without cause at any time by a written instrument signed by at least a majority of the then Trustees specifying the effective date of removal or by the vote of holders of shares of beneficial interest of two-thirds of the outstanding shares of GST at a meeting of the shareholders.

The Coventry Group Charter permits the Coventry Group Trustees to remove a Coventry Group Trustee with cause at any time by the action of two-thirds of the remaining Trustees or by vote of at least two-thirds of holders of shares of beneficial interest of the outstanding shares of Coventry Group at a meeting of shareholders.

Both the Coventry Group Charter and GST Charter permit the Coventry Group Trustees or the GST Trustees, as applicable, to amend the respective Charter documents without a shareholder vote. However, shareholders of the GST Trust have the right to vote on any amendment: (1) that would adversely affect the voting rights of shareholders; (2) that is required by law to be approved by shareholders; (3) that would amend the provisions of the GST Charter regarding amendments thereto; or (4) that the GST Trustees determine to submit to shareholders.

Shareholders of Coventry Group have the right to vote on any amendment: (1) that would materially adversely affect the rights of shareholders under the Coventry Group Charter; (2) that is required by the 1940 Act; or (3) that the Coventry Group Trustees determine to submit to shareholders. The Coventry Group Trustees may amend the Coventry Group Charter without a shareholder vote if they deem it necessary to conform the charter to requirements of applicable federal or state laws or the regulations or requirements of the Code or if they deem it necessary or desirable to change the name of the Coventry Group or make any other changes which do not materially adversely affect the rights of shareholders.

     Liability and Indemnification of Coventry Group and GST Trustees

To protect the GST Trustees against certain liabilities, the GST Charter provides that if the GST Trustees have exercised reasonable care and have acted under reasonable belief that their actions are in the best interests of GST, the GST Trustees shall not be responsible or liable for any action or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser or independent contractor of GST, however; nothing in the GST Charter protects a GST Trustee against any liability to GST or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

In addition, the GST Charter provides for indemnification of Trustees, officers, employees and agents of GST unless the recipient is adjudicated: (1) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office; or (2) not to have acted in good faith in the reasonable belief that such person’s actions were in the best interest of GST.

The Coventry Group Charter similarly provides that the Coventry Group’s trustees shall be liable for their own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Coventry Group Charter has similar indemnification provisions.

     Shareholder Liability

Under Delaware law, shareholders generally are not personally liable for the obligations of a Delaware statutory trust. A shareholder is entitled to the same limitation of liability extended to stockholders of private, for-profit corporations. Similar statutory or other authority, however, limiting shareholder liability does not exist in certain states. As a result, to the extent that GST or a shareholder is subject to the jurisdiction of courts to those states, the courts may not apply Delaware law, thereby subjecting the shareholder to liability. To guard against this risk, the GST Charter: (1) contains an express disclaimer of shareholder liability for acts or obligations of each GST Fund; and (2) provides for indemnification out of such GST Fund’s property, as applicable, for any shareholder held personally liable for the obligations of the GST Fund. In addition, notice of disclaimer of shareholder liability will normally be given in each agreement, obligation, or instrument entered into or executed by a GST Fund and/or GST. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) the applicable Fund is unable to meet its obligations to indemnify a shareholder. In light of Delaware law, the nature of the GST Funds’ business and the nature of its assets, GST’s Board of Trustees believes that the risk of personal liability to a shareholder is extremely remote.

Unlike Delaware, in Massachusetts there is no statute relating to business trusts that entitles shareholders of a Massachusetts business trust to the same limitation of liability as is extended to shareholders of a Massachusetts corporation. Under Massachusetts law, shareholders of Coventry Group could, under certain circumstances, be held personally liable as partners for Coventry Group’s obligations. Even if, however, Coventry Group were held to be a partnership, the possibility of shareholders incurring financial loss for that reason appears remote because the Coventry Group Charter contains an express disclaimer of shareholder liability for obligations of Coventry Group and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of Coventry Group or the Coventry Group Trustees. The Coventry Group Charter also provides for indemnification out of Coventry Group’s property for any shareholder held personally liable for Coventry Group’s obligations. Thus, the Coventry Group Trustees believe the risk of shareholder liability is also remote for Coventry Group’s shareholders.

     Voting Rights of Shareholders of Coventry Group and GST

Neither Coventry Group nor GST is required to hold annual meetings of shareholders and Coventry Group and GST do not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of GST will be entitled, as determined by the GST Trustees without the vote or consent of shareholders, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the election of GST Trustees (this method of voting being referred to as “dollar based voting”). However, to the extent required by the 1940 Act or otherwise determined by the GST Trustees, series and classes of GST will vote separately from each other. Shareholders of GST do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of GST, or any series or class thereof, may be called by the GST Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The GST Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders. The GST Charter provides that the shareholders have the power to, vote only with respect to: (1) the election of GST Trustees to the extent and as provided therein; (2) the removal of Trustees as provided therein; (3) any matter required to be approved by the shareholders under the 1940 Act; (4) the termination of GST under certain circumstances as provided therein; (5) certain amendments of the GST Charter; and (6) with respect to such additional matters relating to GST as may be required or authorized by law, the GST Charter or the GST By-laws or any registration of GST with the SEC or any state, or as the GST Trustees may consider desirable.

Similarly, a shareholder meeting may be called at any time by the Coventry Group’s President, and shall be called by the President and Secretary at the request in writing or by resolution of a majority of Trustees, or at the written request of the holder or holders of 10% or more of the total number of shares then issued and outstanding of Coventry Group then entitled to vote at such meeting. The Coventry Group Charter, subject to limitations or conditions imposed by the Coventry Group Charter, provides that its shareholders shall have the power to vote only: (1) for the election of Trustees to the extent and as provided therein; (2) the removal of Trustees to the extent and as provided therein; (3) with respect to any investment advisory or management contract involving the Coventry Group; (4) for the termination of the Coventry Group to the extent and as provided therein; (5) with respect to amendments of the Coventry Group Charter to the extent and as provided therein; (6) with respect to any merger, consolidation or sale of assets involving the Coventry Group; (7) with respect to incorporation of the Coventry Group or any services to the extent; (8) to the same extent as stockholders of Massachusetts business corporations as to whether a claim should be brought as a class action or derivatively on behalf of the Trust, a series or shareholders; (9) with respect to any plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (10) such additional matters relating to the Coventry Group as may be required or authorized by law, the Coventry Group Charter, or the By-laws or any registration of the Coventry Group with the SEC or any State, or as the Coventry Group Trustees may consider desirable. Shareholders of record of such share are entitled to one vote for each full share and a fractional vote for each fractional share. Shareholders are not entitled to cumulative voting in the election of Trustees.

Except when a larger vote is required by law, the GST Charter requires one-third of the holders of shares entitled to vote to establish a quorum for the transaction of business at a meeting of shareholders. The Coventry Group Charter requires representation in person or by proxy of a majority of the holders of shares entitled to vote to establish a quorum for the transaction of business at a meeting of shareholders. In addition, both the Coventry Group Charter and GST Charter provide that, except when a larger vote is required by law, by the respective GST Charter or Coventry Group Charter, or by the respective By-laws of GST or Coventry Group, the holders of shares representing a majority of votes present and entitled to be cast at a shareholders’ meeting in person or by proxy on the matter shall decide that matter except that a plurality of votes cast shall elect a trustee.

     Termination of Coventry Group/GST and its Series or Classes

The GST Charter permits the termination of GST or any series or class of GST: (1) by a majority of the affected shareholders at a meeting of shareholders of GST, series or class; or (2) by a majority of the GST Trustees without shareholder approval if the GST Trustees determine, in their sole discretion, that such action is in the best interest of GST, such series, such class or their shareholders.

Similarly, the Coventry Group Charter provides that the Coventry Group or any series may be terminated at any time by: (1) a vote of a majority of the shares of the Coventry Group or series outstanding and entitled to vote, at any meeting of shareholders; or (2) by an instrument in writing signed by the Coventry Group Trustees. Any class may be terminated at any time by an instrument executed by a majority of the Coventry Group Trustees.

Investment Advisers and Advisory Fee Information

The GST Funds are managed on a day-to-day basis by GSAM. GSAM will continue to manage the GST Funds after the Reorganization. As of December 31, 2006, GSAM had assets under management of approximately $      billion.

Signal Capital, a wholly owned subsidiary of ONTC, currently serves as investment adviser to each Signal Fund.

The following table shows the contractual investment advisory fees including the fee ratios after any fee waivers for each Signal Fund and its corresponding GST Fund. The fees for the Signal Funds are based on actual expenses for the twelve months ended March 31, 2006. The fees for the GST Funds represent the pro forma annualized advisory fees before and after waivers based upon fee arrangements that will be in place upon consummation of the Reorganization.

	Advisory Fees		Advisory Fees
	Before/After		Before/After
Signal Fund	Waivers	Corresponding GST Fund	Waivers

Large Cap Growth Fund Advisory Fee	0.75%/0.55%	Structured Large Cap Growth Fund Advisory Fee	0.65%/0.51%[1]
Income Fund Advisory Fee	0.50%/0.25%	Core Fixed Income Fund Advisory Fee	0.38%/0.38%[1]
Tax-Exempt Income Fund Advisory Fee	0.50%/0.07%	Municipal Income Fund Advisory Fee	0.55%/0.50%[1]

[1]	GSAM has entered into fee reduction commitments which impose breakpoints on the management fees and reduce the management fees for certain GST Funds to annual rates equal to the following percentages of the average daily net assets of the GST Funds:

		Over $1 billion
Fund	First $1 billion	up to $2 billion	Over $2 billion

Structured Large Cap Growth Fund	0.65%	0.59%	0.56%
Core Fixed Income Fund	0.40%	0.36%	0.34%
Municipal Income Fund	0.55%	0.50%	0.48%

In addition, GSAM has voluntarily agreed not to impose a portion of the management fee for certain GST Funds. These fee waivers may be terminated at any time at the option of GSAM. As a result of fee waivers, the current management fees of these GST Funds as a percentage of average daily net assets are as follows:

GST Fund	Management Fee

Structured Large Cap Growth Fund	0.51%
Municipal Income Fund	0.50%

Other Service Providers

The Signal Funds and GST have different service providers. Upon completion of the Reorganization, GST will continue to engage its existing service providers. In all cases, the types of services provided to the Coventry Group and GST under the service arrangements are substantially similar.

	Signal Funds	GST

Distributor	BISYS Fund Services, L.P.	Goldman Sachs
Administrator	BISYS Fund Services Ohio, Inc.	GSAM*
Transfer Agent and Dividend Disbursing Agent	BISYS Fund Services Ohio, Inc.	Goldman Sachs
Custodian	The Huntington National Bank	JP Morgan Chase Bank (Goldman Sachs Municipal Income Fund)

State Street Bank & Trust Company (All other GST Funds)
Independent Registered Public Accounting Firm	Ernst & Young LLP	PricewaterhouseCoopers LLP

*	GSAM provides administrative services to GST Funds as part of its advisory services for GST Funds.

Administration Arrangements

BISYS Fund Services Ohio, Inc. serves as administrator to the Signal Funds. The administrator assists in each Signal Fund’s administration and operation including, but not limited to, maintaining office facilities; furnishing statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; preparing the periodic reports on Form N-SAR; compiling data for and assisting in the preparation of all of the Signal Funds’ federal and state tax returns (other than those required to be made by the Signal Funds’ custodian and transfer agent); preparing compliance filings pursuant to state securities laws; assisting in the preparation of semi-annual and annual reports and registration statements for the Coventry Group; compiling data for and preparing reports pursuant to Rule 24f-2 under the 1940 Act; keeping and maintaining the financial accounts and records of each Signal Fund, including calculating daily expense accruals; and generally assisting in all aspects of the Signal Funds’ operations other than those performed by the Signal Funds’ investment adviser, custodian and transfer agent. BISYS Fund Services Ohio, Inc. is entitled to receive a fee for its administrative services, computed daily and payable monthly, at an annual rate of 0.14% of each Signal Fund’s average net assets.

GSAM provides various administrative, accounting and corporate secretarial services to the GST Funds. GSAM performs these administrative services for the GST Funds under its Management Agreements with the GST Funds.

Shareholder Transactions and Services of Signal Funds and GST Funds

This section compares the shareholder transactions and services of Signal Funds and their corresponding GST Funds. The following is qualified in its entirety by the more detailed information in the prospectuses for the Signal Funds and GST Funds, which are incorporated by reference into this Proxy/Prospectus. Unless otherwise indicated, terms used herein and not otherwise defined have the same meanings as are given to them in such prospectuses.

Sales Charges, Reduction of Sales Charges and Sales Charge Exemptions

Signal Funds Class I Shares and GST Funds Institutional Shares.  Signal Funds Class I Shares and GST Funds Institutional Shares are offered at net asset value with no front-end sales charges or CDSC. The minimum investment amount for purchasing Class I Shares of the Signal Funds generally is $1,000. For GST Funds Institutional Shares, the minimum investment is $1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates.

Signal Funds Class A Shares.  There is a maximum sales charge of 4.75% for Class A Shares of the Signal Large Cap Growth Fund; and a 3.25% maximum sales charge for Class A Shares of the Signal Income and Tax-Exempt Income Funds. The sales charge is calculated as a percentage of the offering price for Class A Shares.

GST Funds Class A Shares.  There is a maximum sales charge of 5.5% for Class A Shares of the Goldman Sachs Structured Large Cap Growth Fund, and a maximum sales charge of 4.5% for Class A Shares of the Goldman Sachs Core Fixed Income Fund and Municipal Income Fund. The sales charge is calculated as a percentage of the offering price for Class A Shares.

Reduction of Sales Charges

Sales Charges for Signal Funds Class A Shares

Sales charges on Class A Shares of Signal Funds are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels as follows:

Class A Sales Charges:

			Signal Income and
	Signal Large Cap Growth Fund		Tax-Exempt Income Funds
	Sales Charge as a	Sales Charge as a	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of	Percentage of	Percentage of
Amount of Transaction at Offering Price*	Offering Price	Net Asset Value	Offering Price	Net Asset Value

Up to $25,000	4.75%	4.99%	3.25%	3.36%
$25,000 but less than $100,000	4.50%	4.71%	3.00%	3.09%
$100,000 but less than $250,000	3.50%	3.63%	2.75%	2.83%
$250,000 but less than $500,0000	2.50%	2.56%	2.25%	2.30%
$500,000 but less than $1,000,000	1.00%	1.01%	2.00%	2.04%
$1,000,000 and above*	None	None	None	None

*	There is no initial sales charge on purchases of $1 million or more. However, a CDSC of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first 18 months after purchase of a Signal Fund.

Sales Charges for GST Funds Class A Shares

Sales charges on Class A Shares of GST Funds are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels, as follows:

Goldman Sachs Structured Large Cap Growth Fund

	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of Net
Amount of Transaction at Offering Price	Offering Price	Amount Invested

Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0.00%*	0.00%*

*	No sales charge is payable at the time of purchase of Class A Shares of $1 million or more, but a CDSC of 1% may be imposed in the event of certain redemptions within 18 months of purchase.

Goldman Sachs Core Fixed Income Fund

Goldman Sachs Municipal Income Fund

	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of Net
Amount of Transaction at Offering Price	Offering Price	Amount Invested

Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0.00%*	0.00%*

*	No sales charge is payable at the time of purchase of Class A Shares of $1 million ($500,000 in the case of the Goldman Sachs Short Duration Government Fund) or more, but a CDSC of 1% may be imposed in the event of certain redemptions within 18 months of purchase.

The reduced sales charges on Signal Funds Class A Shares and GST Class A Shares described above are available through:

     Rights of Accumulation

Signal Funds Class A Shares

An investor is entitled to a reduced sales charge on additional purchases of a class of shares of a Signal Fund if the value of the investor’s existing aggregate holdings at the time of the additional purchase, plus the amount of the additional purchase equals $25,000 or more. The investor’s discount is determined based on the schedule listed above under “Sales Charges for Signal Funds Class A Shares.”

GST Class A Shares

When buying Class A Shares in GST Funds, the current aggregate investment determines the initial sales load an investor will pay. An investor may qualify for reduced sales charges when the current market value of holdings across Class A, Class B and/or Class C Shares, plus new purchases, reaches $50,000 or more for the Structured Large Cap Growth Fund or an aggregate of $100,000 or more for each of the Goldman Sachs Core Fixed Income and Municipal Income Funds. Class A, Class B and/or Class C Shares of any of the GST Funds may be combined under the Right of Accumulation. For purposes of applying the Right of Accumulation, shares of the GST Funds and any other GST Fund of GST purchased by an existing client of Goldman Sachs Wealth Management or GS Ayco Holding LLC will be combined with Class A, Class B and/or Class C Shares and other assets held by all other Goldman Sachs Wealth Management accounts or accounts of GS Ayco Holding LLC, respectively. In addition, under some circumstances, Class A, Class B and/or Class C Shares of the GST Funds and Class A, Class B and/or Class C Shares of any other GST Fund purchased by partners, directors, officers or employees of the same business organization, groups of individuals represented by and investing on the recommendation of the same accounting firm, certain affinity groups or other similar organizations may be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and, if qualifying, the applicable sales charge level. To qualify for a reduced sales load, an investor or the investor’s Authorized Dealer must notify the GST Funds’ Transfer Agent at the time of investment that a quantity discount is applicable. Use of this option is subject to a check of appropriate records.

     Letter of Intent

     Signal Funds Class A Shares

An investor is entitled to a reduced sales charge if he/she executes a Letter of Intent to purchase $25,000 or more of Class A Shares at the public offering price within a period of 13 months. The discount will be determined based on the schedule listed above under “Sales Charges for Signal Funds Class A Shares.” Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any front-end sales charges.

GST Class A Shares

An investor may obtain a reduced sales charge by means of a written Statement of Intention which expresses his/her non-binding commitment to invest (not counting reinvestments of dividends and distributions) in the aggregate $50,000 or more within a period of 13 months in Class A Shares of the Goldman Sachs Structured Large Cap Growth Fund or $100,000 or more for the Goldman Sachs Core Fixed Income Fund and Goldman Sachs Municipal Income Fund. Any investments made during the period will receive the discounted sales load based on the full amount of the investment commitment. At the investor’s request, purchases made during the previous 90 days may be included; however, capital appreciation does not apply toward these combined purchases. If the investment commitment of the Statement of Intention is not met prior to the expiration of the 13-month period, the entire amount will be subject to the higher applicable sales charge unless the failure to meet the investment commitment is due to the death of the investor. By selecting the Statement of Intention, the investor authorizes the Transfer Agent to escrow and redeem Class A Shares in his/her account to pay this additional charge.

     Sales Charge and CDSC Waivers — Signal Funds and GST Fund Shares — Class A Shares

No front-end sales charge will be assessed on Signal Fund Shares or GST Fund Shares sold to the following individuals or entities, or under the following conditions:

Signal Funds	GST Funds

Representatives of selling brokers and members of their immediate families.	Any employee or registered representative of any authorized dealer or their respective spouses, children and parents.
Trustees or officers of the Signal Funds.	Trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor.
BISYS or any of its affiliates.	Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any trustee or officer of GST and designated family members of any of these individuals.
Accounts for which Signal Capital or any of its affiliates act in a fiduciary, advisory, agency or similar capacity.	Accounts over which GSAM or its advisory affiliates have investment discretion.
Any person purchasing shares within approved asset allocation or “wrap fee” programs sponsored by financial services organization.	“Wrap” accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards.
Retirement accounts or plans (or monies from retirement accounts or plans) for which there is a written service agreement between the group or distributor and the plan sponsors, so long as such shares are purchased through the Signal Funds.	Shareholders who roll over distributions from any tax- qualified Employee Benefit Plan or tax-sheltered annuity to an IRA which invests in GST Funds if the tax-qualified Employee Benefit Plan or tax-sheltered annuity receives administrative services provided by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plan or annuity.

Signal Funds	GST Funds

Directors or officers of BISYS or the investment adviser, or affiliates or bona fide full-time employees or any of the foregoing who have acted as such for not less than ninety days (including members of their immediate families and their retirement plans or accounts).
Banks, trust companies or other types of depository institutions.
Any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales commission with the purchase of shares of a GST Fund.
Registered investment advisers investing for accounts for which they receive asset-based fees.
State sponsored 529 college savings plans.
Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans (including health savings accounts) that are sponsored by one or more employers (including governmental or church employers) or employee organizations (“Employee Benefit Plans”) that buy shares of a GST Fund worth $500,000 or more; or have 100 or more eligible employees at the time of purchase; or certify that they expect to have annual plan purchases of shares of GST Funds of $200,000 or more; or are provided administrative services by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plans; or have at the time of purchase aggregate assets of at least $2,000,000.
Qualified Employee Benefit Plans of Goldman Sachs.
Shareholders receiving distributions from a qualified retirement plan invested in GST Funds and reinvesting such proceeds in a Goldman Sachs IRA in the same class.
Purchases of $1 million or more of Class A Shares will be made at net asset value with no initial sales charge. However, if you redeem shares within 18 months after the end of the calendar month in which the purchase was made, a CDSC of 1% may be imposed. The CDSC may not be imposed if your authorized dealer enters into an agreement with Goldman Sachs to return all or an applicable prorated portion of its commission to Goldman Sachs.

Signal Funds	GST Funds

  Non-qualified pension plans sponsored by employers who also sponsor qualified plans that qualify for and invest in Goldman Sachs Funds at net asset value without the payment of any sales charge;
  Insurance company separate accounts that make the Funds available as underlying investments in certain group annuity contracts;

     CDSC Waivers — GST Funds (Class A Shares)

With respect to the GST Funds, the CDSC may be waived or reduced if the redemption relates to:

GST Funds

Retirement distributions or loans to participants or beneficiaries from Employee Benefit Plans.

The death or disability (as defined in Section 72(m)(7) of the Code of a shareholder, participant or beneficiary in an Employee Benefit Plan.

Satisfying the minimum distribution requirements of the Code.

Hardship withdrawals by a participant or beneficiary in an Employee Benefit Plan.

Establishing “substantially equal periodic payments” as described under Section 72(t)(2) of the Code.

The separation from service by a participant or beneficiary in an Employee Benefit Plan.

Excess contributions distributed from an Employee Benefit Plan;

Distributions from a qualified Employee Benefit Plan invested in the GST Funds which are being rolled over to a Goldman IRA in the same share class.

Redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion.

Repurchase of Signal Funds Class A Shares.  An investor who has sold Class A shares of a Signal Fund and decides to reinvest in a Signal Fund within a 120 day period will not be charged the applicable sales load on amounts up to the value of the shares sold. The investor must provide a written reinstatement request and payment within 120 days of the date his or her instructions to sell were processed.

Repurchase of GST Class A Shares.  An investor may redeem shares of a GST Fund and reinvest a portion or all of the redemption proceeds (plus any additional amounts needed to round off purchases to the nearest full share) at net asset value. To be eligible for this privilege, the investor must hold the shares he wants to redeem for at least 30 days and he must reinvest the share proceeds within 90 days after redemption. An investor may reinvest in Class A Shares of the same GST Fund or another GST Fund.

If an investor pays a CDSC upon redemption of Class A Shares and then reinvests in Class A Shares as described above, the account will be credited with the amount of the CDSC the investor paid. The reinvested shares will, however, continue to be subject to a CDSC. The holding period of the shares acquired through reinvestment will include the holding period of the redeemed shares for purposes of computing the CDSC payable under a subsequent redemption.

The reinvestment privilege may be exercised at any time in connection with transactions in which the proceeds are reinvested at net asset value in a tax-sheltered Employee Benefit Plan. In other cases, the reinvestment privilege may be exercised once per year upon receipt of a written request. There may be tax consequences as a result of a redemption. Professional tax advice should be sought regarding the tax consequences of a redemption and reinvestment.

Distribution and Shareholder Servicing Arrangements

Signal Fund Class A Shares.  Signal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Class A Shares of the Signal Funds. 12b-1 fees compensate dealers and investment representatives for services and expenses relating to the sale and distribution of a Signal Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of investment. Class A Shares pay a 12b-1 fee of up to 0.25% of the average daily net assets of a Signal Fund. The distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and for distribution. Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

Signal Fund Class I Shares.  Class I Shares pay no distribution or service fees. However, Signal Capital, at its expense, may provide compensation to dealers in connection with sales of shares of a Signal Fund.

GST Class A Shares.  GST has adopted a distribution and service plan (the “GST Class A Plan”) under which Class A Shares of the GST Funds bear distribution and service fees paid to authorized dealers and Goldman Sachs. Under the GST Class A Plan, Goldman Sachs is entitled to a monthly fee from each GST Fund for distribution services equal, on an annual basis, to 0.25% of the average daily net assets of a GST Fund attributable to Class A Shares.

The distribution fees paid under the GST Class A Plan is subject to the requirements of Rule 12b-1 under the 1940 Act, and may be used (among other things) for: (1) compensation paid to and expenses incurred by authorized dealers, Goldman Sachs and their respective officers, employees and sales representatives; (2) commissions paid to authorized dealers; (3) allocable overhead; (4) telephone and travel expenses; (5) interest and other costs associated with the financing of such compensation and expenses; (6) printing of prospectuses for prospective shareholders; (7) preparation and distribution of sales literature or advertising of any type; and (8) all other expenses incurred in connection with activities primarily intended to result in the sale of Class A Shares.

GST Institutional Shares.  GST Institutional Shares are not subject to a distribution plan or shareholder servicing plan.

Redemption Fees.  Goldman Sachs Municipal Income Fund charges a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. For this purpose, the GST Fund uses a first-in first-out (“FIFO”) method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. The redemption fee will be paid to the GST Fund, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the GST Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing.

The Goldman Sachs Municipal Income Fund does not assess a redemption fee with respect to certain transactions, specifically:

•	Redemptions of shares acquired by reinvestment of dividends or capital gains distributions;

•	Redemptions of shares by other Goldman Sachs Funds (e.g., Goldman Sachs Asset Allocation Portfolios);

•	Redemptions of shares that are acquired or redeemed in connection with participation in a systematic withdrawal program or automatic investment plan;

•	Redemptions of shares held through discretionary wrap programs or models programs that utilize regularly scheduled automatic rebalancing of assets and that have provided GSAM with a representation letter specifying certain operating policies and standards;

•	Redemptions of shares involving transactions other than participant initiated exchanges from retirement plans and accounts maintained pursuant to Section 401 (tax-qualified pension, profit sharing, 401(k), money purchase and stock bonus plans), 403 (qualified annuity plans and tax-sheltered annuities) and 457 (deferred compensation plans for employees of tax-exempt entities or governments) of the Code. Redemptions involving transactions other than participant initiated exchanges would include, for example: loans; required minimum distributions; rollovers; forfeiture; redemptions of shares to pay fees; plan level redemptions or exchanges; redemptions pursuant to systematic withdrawal programs; return of excess contribution amounts; hardship withdrawals; redemptions related to death, disability or qualified domestic relations order; and certain other transactions;

•	Redemptions of shares from accounts of financial institutions in connection with hedging services provided in support of nonqualified deferred compensation plans offering the GST Funds;

•	Redemption of shares where the GST Funds are made available as an underlying investment in certain group annuity contracts; or

•	Redemption of shares that are issued as part of an investment company reorganization to which a GST Fund is a party.

•	Redemption of shares representing “seed capital” investments by Goldman Sachs or its affiliates.

Class A or Institutional Shares of the Goldman Sachs Municipal Income Fund issued on the closing date of the Reorganization to Signal Funds shareholders in connection with the Reorganization will not be subject to a redemption fee. However, new purchases of Class A, or Institutional Shares of the Goldman Sachs Municipal Income Fund made by former Signal Fund shareholders on or after the closing date of the Reorganization will be subject to the redemption fee.

Purchases, Redemptions and Exchanges of Shares

Purchase Policies.

The following chart compares existing purchase policies of the Signal Funds and GST Funds:

	Signal Funds:		GST Funds:
	Class A Shares		Class A Shares

Minimum Initial Investment	Regular (non-retirement)	$1,000	Regular Accounts	$1,000
	Retirement	$1,000	Employer Sponsored Benefit Plans	$250

	Automatic Investment Plan Regular	$25	Uniform Gift to Minors Act Accounts/Uniform Transfer to Minors Act Accounts	$250

	Automatic Investment Plan Retirement	$250	Individual Retirement Accounts and Coverdell ESAs	$250

			Automatic Investment Plan Accounts	$250

	Signal Funds:		GST Funds:
	Class I Shares		Institutional Shares

Minimum Initial Investment	Regular (non-retirement)	$1,000	Banks, trust companies or other depository institutions investing for their own account or on behalf of their clients	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

Signal Funds:		GST Funds:
Class I Shares		Institutional Shares

Retirement	$1,000	Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

Automatic Investment Plan Regular	$25	State, county, city or any instrumentality, department, authority or agency thereof	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

Automatic Investment Plan Retirement	$250	Corporations with at least $100 million in assets or in outstanding publicly traded securities	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

		“Wrap” account sponsors (provided they have an agreement covering the arrangement with GSAM)	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

		Registered investment advisers investing for accounts for which they receive asset-based fees	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

		Qualified non-profit organizations, charitable trusts, foundations and endowments	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

		Individual investors	$10,000,000

		Accounts over which GSAM or its advisory affiliates have investment discretion	$10,000,000

Signal Funds:	GST Funds:
Class I Shares	Institutional Shares

	Individual Retirement Accounts (IRAs) for which GSAM or its advisory affiliates act as fiduciary	No minimum

	Signal Funds:		GST Funds:
	Class A Shares		Class A Shares

Minimum Subsequent Investments	Regular (non-retirement)	$25	Regular Accounts	$50
	Retirement	$25	Employer Sponsored Benefit Plans	None
	Automatic Investment Plan Regular	$25	Uniform Gift to Minors Act Accounts/Uniform Transfer to Minors Act Accounts	$50
	Automatic Investment Plan Retirement	$25	Individual Retirement Accounts and Coverdell ESAs	$50
			Automatic Investment Plan Accounts	$50

	Signal Funds:		GST Funds:
	Class I Shares		Institutional Shares

Minimum Subsequent Investments	Regular (non-retirement)	$25	None
	Retirement	$25
	Automatic Investment Plan Regular	$25
	Automatic Investment Plan Retirement	$25

	Signal Funds:	GST Funds:
	Class A Shares	Class A Shares

Purchase Methods	Directly through Signal Funds by mail, overnight service or wire transfer, or through the Fund’s distributor or investment representatives	Directly through GST by mail; by wire or through ACH; through an authorized dealer

	Institutional Funds:	GST Funds:
	Class I Shares	Institutional Shares

Purchase Methods	Directly through Signal Funds by mail, overnight service or wire transfer, or through the Fund’s distributor or investment representatives	Order through GST by telephone, and either send payment by wire through The Northern Trust Company or by check to GST by mail; through an authorized financial institution

	Signal Funds:	GST Funds:
	Class A Shares	Class A Shares

Systematic/ Automatic Investment Plan	Yes (subject to $25 initial investment and $25 minimum subsequent investment)	Yes ($50 per month minimum)

	Signal Funds:	GST Funds:
	Class I Shares	Institutional Shares

Systematic/ Automatic Investment Plan	Yes (subject to $25 initial investment and $25 minimum subsequent investment)	None

Redemption Procedures.

The following chart compares existing redemption procedures of the Signal Funds and GST Funds.

	Signal Funds:	GST Funds:
	Class A Shares	Class A Shares

Request made through an Authorized Broker-Dealer or Other Financial Institution or Adviser	Yes	Yes

	Signal Funds:	GST Funds:
	Class I Shares	Institutional Shares

Request made through an Authorized Broker- Dealer or Other Financial Institution or Adviser	Yes	Yes

	Signal Funds:	GST Funds:
	Class A Shares	Class A Shares

Request Made by Mail	Yes	Yes

	Signal Funds:	GST Funds:
	Class I Shares	Institutional Shares

Request Made by Mail	Yes	Yes

	Signal Funds:	GST Funds:
	Class A Shares	Class A Shares

Request made by Telephone	Yes (unless you have declined telephone sales privilege)	Yes

	Signal Funds:	GST Funds:
	Class I Shares	Institutional Shares

Request made by Telephone	Yes (unless you have declined telephone sales privilege)	Yes

	Signal Funds:	GST Funds:
	Class A Shares	Class A Shares

Proceeds paid by Wire	Yes	Yes

	Signal Funds:	GST Funds:
	Class I Shares	Institutional Shares

Proceeds paid by Wire	Yes	Yes

	Signal Funds:	GST Funds:
	Class A Shares	Class A Shares

Proceeds paid by Systematic Withdrawal Plan	Yes, but must have at least $5,000 in account and withdrawals must be $100 or more	Yes, but withdrawals must be $50 or more

	Signal Funds:	GST Funds:
	Class I Shares	Institutional Shares

Proceeds paid by Systematic Withdrawal Plan	Yes, but must have at least $5,000 in account and withdrawals must be $100 or more	No

	Signal Funds:	GST Funds:
	Class A Shares	Class A Shares

Proceeds paid by Check	Yes	Yes

	Signal Funds:	GST Funds:
	Class I Shares	Institutional Shares

Proceeds paid by Check	Yes	Yes

	Signal Funds:	GST Funds:
	Class A Shares	Class A Shares

Check Writing Privileges	No	No

	Signal Funds:	GST Funds:
	Class I Shares	Institutional Shares

Check Writing Privileges	No	No

Signal Funds:	GST Funds:
Class A Shares	Class A Shares

Involuntary Redemptions	Yes — If account balance drops to $500 or less due to redemption activity	Yes — If account balance drops below the required Fund minimum because of redemptions (60 days’ written notice provided)

If your institution or authorized dealer’s relationship with Goldman Sachs is terminated and your account does not transfer to an entity with a relationship with Goldman Sachs

	Signal Funds:	GST Funds:
	Class I Shares	Institutional Shares

Involuntary Redemptions	Yes — If account balance drops to $500 or less due to redemption activity	Generally no — But if your institution or authorized dealer’s relationship with Goldman Sachs is terminated and your account does not transfer to an entity with a relationship with Goldman Sachs

Share Exchanges.

	Signal Funds:	GST Funds:
	Class A Shares	Class A Shares

Through an Authorized Broker- Dealer or Other Financial Institution or Adviser	Yes	Yes

	Signal Funds:	GST Funds:
	Class I Shares	Institutional Shares

Through an Authorized Broker-Dealer or Other Financial Institution or Adviser	Yes	Yes

	Signal Funds:	GST Funds:
	Class A Shares	Class A Shares

By Mail	Yes	Yes

	Signal Funds:	GST Funds:
	Class I Shares	Institutional Shares

By Mail	Yes	Yes

	Signal Funds:	GST Funds:
	Class A Shares	Class A Shares

By Telephone	Yes (unless declined telephone privileges)	Yes, if the telephone exchange privilege on the account application was not declined

	Signal Funds:	GST Funds:
	Class I Shares	Institutional Shares

By Telephone	Yes (unless declined telephone privileges)	Yes, if the telephone exchange privilege on the account application was elected

	Signal Funds:	GST Funds:
	Class A Shares	Class A Shares

Minimum	Must meet initial investment requirements	If the exchange represents the initial investment, the amount must satisfy initial investment requirements

	Signal Funds:	GST Funds:
	Class I Shares	Institutional Shares

Minimum	Must meet initial investment requirements	If the exchange represents the initial investment, the amount must satisfy initial investment requirements

Pricing of Shares for the Signal Funds and GST Funds

The price per share (offering price) of the Signal Funds will be the net asset value per share next calculated after your order is accepted by the Signal Funds plus in the case of Class A Shares, any applicable sales charge.

The price per share (offering price) of the GST Funds will be the net asset value next calculated after GST Fund receives your order in proper form plus, in case of Class A Shares, the applicable front-end sales charges or any redemption fees.

For processing purchase and redemption orders, the net asset value per share of each of the Signal Funds and GST Funds is calculated each business day at 4:00 p.m. Eastern time.

The net asset value for the GST Fund shares is determined on any day that the NYSE is open. The net asset value for Signal Fund shares is determined on any day that the NYSE and the Federal Reserve Bank of Chicago are open.

Dividends and Other Distributions

Dividends from investment company taxable income for Signal Funds and GST Funds are declared and paid as follows:

	Signal Funds	GST Funds

Declared Daily and Paid Monthly	Signal Income Fund	Goldman Sachs Core Fixed Income Fund
	Signal Tax-Exempt Income Fund	Goldman Sachs Municipal Income Fund

Declared Annually and Paid Annually	Signal Large Cap Growth Fund	Goldman Sachs Structured Large Cap Growth Fund

Both the Signal Funds and GST Funds make distributions of capital gains (if any) at least annually.

ADDITIONAL INFORMATION ABOUT THE SIGNAL FUNDS
AND GST FUNDS

Financial Highlights

Signal Funds — Financial Highlights

The following financial highlights tables are intended to help you understand each Signal Fund’s financial performance for the past five years. Some of the information reflects financial information for a single Signal Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Signal Funds (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended March 31, 2006 has been audited by Ernst & Young LLP, Signal Funds’ independent registered public accounting firm. Their report along with each Signal Fund’s financial statements, are included in the annual report, which is available upon request without charge. The information for all periods period prior to April 1, 2005 was audited by the Signal Funds’ prior auditors.

Selected data for a share of beneficial interest outstanding throughout each period.

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FINANCIAL HIGHLIGHTS
Signal Funds
For a Share Outstanding Throughout Each Period

		Change in Net Assets Resulting
		from Operations:
			Net	Change
			Realized and	in Net	Less Dividends from:
	Net Asset	Net	Unrealized\	Asset Value		Net Realized
	Value,	Investment	Gains	Resulting	Net	Gains
	Beginning	Income	(Losses) on	from	Investment	(Losses) on	Total
	of Period	(Loss)	Investments	Operations	Income	Investments	Dividends
Class A
Large Cap Growth Fund
Period ended Sept. 30, 2006 (Unaudited)	$12.08	$(0.01)	$(0.24)	$(0.25)	$—	$—	$—
Year ended March 31, 2006	11.35	(0.07)	1.49	1.42	— (e)	(0.69)	(0.69)
Year ended March 31, 2005	11.29	(0.01)	1.00	0.99	—	(0.93)	(0.93)
Year ended March 31, 2004	9.05	(0.01)	2.58	2.57	— (e)	(0.33)	(0.33)
Period ended March 31, 2003(d)	10.00	— (e)	(0.95)	(0.95)	— (e)	—	—
Income Fund
Period ended Sept. 30, 2006 (unaudited)	9.57	0.19	0.09	0.28	(0.19)	—	(0.19)
Year ended March 31, 2006	9.77	0.37	(0.20)	0.17	(0.37)	—	(0.37)
Year ended March 31, 2005	10.19	0.35	(0.42)	(0.07)	(0.35)	—	(0.35)
Year ended March 31, 2004	10.21	0.34	(0.02)	0.32	(0.34)	— (e)	(0.34)
Period ended March 31, 2003(d)	10.00	0.31	0.25	0.56	(0.31)	(0.04)	(0.35)
Tax-Exempt Income Fund
Period ended Sept. 30, 2006 (unaudited)	9.74	0.15	0.08	0.23	(0.15)	—	(0.15)
Year ended March 31, 2006	9.89	0.31	(0.13)	0.18	(0.31)	(0.02)	(0.33)
Year ended March 31, 2005	10.22	0.32	(0.25)	0.07	(0.32)	(0.08)	(0.40)
Year ended March 31, 2004	10.18	0.33	0.08	0.41	(0.33)	(0.04)	(0.37)
Period ended March 31, 2003(d)	10.00	0.27	0.21	0.48	(0.27)	(0.03)	(0.30)
Class I
Large Cap Growth Fund
Period ended Sept. 30, 2006 (unaudited)	12.18	0.01	(0.25)	(0.24)	(0.01)	—	(0.01)
Year ended March 31, 2006	11.42	0.01	1.45	1.46	(0.01)	(0.69)	(0.70)
Year ended March 31, 2005	11.33	0.01	1.02	1.03	(0.01)	(0.93)	(0.94)
Year ended March 31, 2004	9.06	0.01	2.60	2.61	(0.01)	(0.33)	(0.34)
Period ended March 31, 2003(d)	10.00	0.02	(0.94)	(0.92)	(0.02)	—	(0.02)
Income Fund
Period ended Sept. 30, 2006 (unaudited)	9.57	0.20	0.09	0.29	(0.20)	—	(0.20)
Year ended March 31, 2006	9.77	0.40	(0.20)	0.20	(0.40)	—	(0.40)
Year ended March 31, 2005	10.19	0.38	(0.42)	(0.04)	(0.38)	—	(0.38)
Year ended March 31, 2004	10.21	0.36	(0.02)	0.34	(0.36)	— (e)	(0.36)
Period ended March 31, 2003(d)	10.00	0.29	0.25	0.54	(0.29)	(0.04)	(0.33)
Tax-Exempt Income Fund
Period ended Sept. 30, 2006 (unaudited)	9.74	0.16	0.08	0.24	(0.16)	—	(0.16)
Year ended March 31, 2006	9.89	0.33	(0.13)	0.20	(0.33)	(0.02)	(0.35)
Year ended March 31, 2005	10.22	0.35	(0.25)	0.10	(0.35)	(0.08)	(0.43)
Year ended March 31, 2004	10.18	0.36	0.08	0.44	(0.36)	(0.04)	(0.40)
Period ended March 31, 2003(d)	10.00	0.26	0.21	0.47	(0.26)	(0.03)	(0.29)

*	Excludes sales and redemption charges.

**	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized.

(b)	Annualized.

(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

(d)	For the period July 15, 2002 through March 31, 2003.

(e)	Amount is less than $0.005.

			Ratios/Supplementary Data:
								Ratio of
			Net			Ratio of Net		Expenses
Net Asset			Assets,	Ratio of		Investment		to
Value,			End of	Expenses		Income to		Average
End of	Total		Period	to Average		Average Net		Net		Portfolio
Period	Return*		(000’s)	Net Assets		Assets		Assets**		Turnover(c)

$11.83	(2.07	%)(a)	676	1.37	%(b)	(0.17	%)(b)	1.57	%(b)	26.39%
12.08	12.65%		756	1.34%		(0.60%)		1.54%		36.43%
11.35	8.74%		566	1.43%		(0.15%)		1.63%		39.77%
11.29	28.60%		466	1.44%		(0.16%)		1.64%		39.64%
9.05	(9.40	%)(a)	224	1.45	%(b)	0.11	%(b)	1.67	%(b)	34.11%

9.66	2.99	%(a)	268	0.91	%(b)	4.06	%(b)	1.16	%(b)	6.84%
9.57	1.76%		319	0.90%		3.81%		1.15%		24.47%
9.77	(0.64%)		321	0.95%		3.56%		1.20%		14.91%
10.19	3.17%		263	0.98%		3.31%		1.23%		43.76%
10.21	5.65	%(a)	218	1.07	%(b)	3.54	%(b)	1.32	%(b)	7.47%

9.82	2.38	%(a)	137	1.15	%(b)	3.06	%(b)	1.55	%(b)	8.03%
9.74	1.82%		144	1.08%		3.11%		1.51%		11.64%
9.89	0.73%		136	1.12%		3.21%		1.62%		18.11%
10.22	4.14%		137	1.09%		3.25%		1.58%		9.11%
10.18	4.85	%(a)	57	1.09	%(b)	3.36	%(b)	1.52	%(b)	8.54%

11.93	(2.01	%)(a)	36,452	1.12	%(b)	0.09	%(b)	1.32	%(b)	26.39%
12.18	12.95%		38,240	1.08%		0.09%		1.28%		36.43%
11.42	9.08%		38,377	1.18%		0.10%		1.38%		39.77%
11.33	29.00%		33,600	1.19%		0.09%		1.39%		39.64%
9.06	(9.20	%)(a)	31,260	1.21	%(b)	0.32	%(b)	1.43	%(b)	34.11%

9.66	3.12	%(a)	86,948	0.66	%(b)	4.30	%(b)	0.91	%(b)	6.84%
9.57	2.01%		97,809	0.65%		4.06%		0.90%		24.47%
9.77	(0.39%)		97,675	0.69%		3.82%		0.94%		14.91%
10.19	3.43%		61,481	0.73%		3.56%		0.98%		43.76%
10.21	5.47	%(a)	59,724	0.82	%(b)	3.88	%(b)	1.07	%(b)	7.47%

9.82	2.50	%(a)	19,722	0.90	%(b)	3.31	%(b)	1.30	%(b)	8.03%
9.74	2.07%		21,350	0.82%		3.36%		1.26%		11.64%
9.89	0.98%		21,728	0.87%		3.46%		1.37%		18.11%
10.22	4.41%		18,660	0.83%		3.52%		1.33%		9.11%
10.18	4.75	%(a)	19,154	0.86	%(b)	3.58	%(b)	1.27	%(b)	8.54%

GST Funds — Financial Highlights

The following financial highlights tables are intended to help you understand each GST Fund’s financial performance for the past five years. Certain information reflects financial results for a single GST Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in GST Fund (assuming reinvestment of all dividends and distributions). The information for the Goldman Sachs Structured Large Cap Growth Fund has been audited by PricewaterhouseCoopers LLP. The information for the Goldman Sachs Core Fixed Income Fund and Goldman Sachs Municipal Income Fund has been audited by Ernst & Young LLP. PricewaterhouseCoopers LLP’s and Ernst & Young LLP’s reports along with such GST Fund’s financial statements, are included in each Fund’s annual report, which is available upon request without charge.

Selected data for a share of beneficial interest outstanding throughout each period

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FINANCIAL HIGHLIGHTS
Goldman Sachs Structured Large Cap Growth Fund

Selected Data for a Share Outstanding Throughout Each Year

	Net Asset	Income (Loss) from Investment Operations				Distributions to Shareholders
	Value,	Net	Net Realized		Total from	From Net		From Net
	Beginning	Investment	and Unrealized		Investment	Investment		Realized	Total
Year—Share Class	of Year	Income (Loss)(a)	Gain (Loss)		Operations	Income		Gains	Distributions
For the Years Ended August 31,
2006 - A	$12.55	$0.04	$0.61		$0.65	$—	(f)	$—	$— (f)
2006 - Institutional	12.89	0.09	0.64		0.73	(0.04)		—	(0.04)

2005 - A	11.13	0.04 (c)	1.38	(d)	1.42	—		—	—
2005 - Institutional	11.38	0.08 (c)	1.43	(d)	1.51	—		—	—

2004 - A	10.33	(0.01)	0.81		0.80	—		—	—
2004 - Institutional	10.52	0.03	0.83		0.86	—		—	—

2003 - A	9.06	(0.01)	1.28		1.27	—		—	—
2003 - Institutional	9.19	0.03	1.30		1.33	—		—	—

2002 - A	11.51	(0.03)	(2.38)		(2.41)	—		(0.04)	(0.04)
2002 - Institutional	11.63	0.01	(2.41)		(2.40)	—		(0.04)	(0.04)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.30% of average net assets.
(d)	Reflects an increase of $0.01 due to payments by affiliates during the period to reimburse certain security claims.
(e)	Performance has not been restated to reflect the impact of security claims recorded during the period. If restated, the performance would have been 12.67% and 13.18% for Class A and Institutional Shares, respectively.
(f)	Amount is less than $0.005 per share.

					Ratios Assuming No
					Expense Reductions
				Ratio of	Ratio of	Ratio of
		Net Assets	Ratio of	Net Investment	Total	Net Investment
Net Asset		at End of	Net Expenses	Income (Loss)	Expenses	Income (Loss)	Portfolio
Value, End	Total	Year	to Average	to Average	to Average	to Average	Turnover
of Year	Return(b)	(in 000s)	Net Assets	Net Assets	Net Assets	Net Assets	Rate

$13.20	5.21%	$310,386	1.00%	0.28%	1.16%	0.12%	111%
13.58	5.66	488,448	0.60	0.69	0.76	0.53	111

12.55	12.76 (e)	166,792	1.11	0.37 (c)	1.24	0.24 (c)	146
12.89	13.27 (e)	263,906	0.71	0.65 (c)	0.84	0.52 (c)	146

11.13	7.74	120,872	1.15	(0.10)	1.29	(0.24)	149
11.38	8.17	109,353	0.75	0.31	0.89	0.17	149

10.33	14.02	127,317	1.18	(0.07)	1.31	(0.20)	119
10.52	14.47	114,524	0.78	0.33	0.91	0.20	119

9.06	(21.04)	139,593	1.17	(0.32)	1.27	(0.42)	113
9.19	(20.74)	131,590	0.77	0.08	0.87	(0.02)	113

FINANCIAL HIGHLIGHTS
Goldman Sachs Core Fixed Income Fund

Selected Data for a Share Outstanding Throughout Each Year

	Net Asset	Income (Loss) from Investment Operations			Distributions to Shareholders
	Value,	Net	Net Realized	Total From	From Net	From Net
	Beginning	Investment	and Unrealized	Investment	Investment	Realized	From	Total
Year—Share Class	of Year	Income(a)	Gain (Loss)	Operations	Income	Gains	Capital	Distributions
For the Years Ended October 31,
2006 - A	$9.87	$0.41	$(0.01)	$0.40	$(0.38)	$(0.06)	$(0.01)	$(0.45)
2006 - Institutional	9.90	0.45	—	0.45	(0.42)	(0.06)	(0.01)	(0.49)

2005 - A	10.25	0.32	(0.20)	0.12	(0.37)	(0.13)	—	(0.50)
2005 - Institutional	10.28	0.36	(0.21)	0.15	(0.40)	(0.13)	—	(0.53)

2004 - A	10.31	0.30	0.32	0.62	(0.33)	(0.35)	—	(0.68)
2004 - Institutional	10.35	0.34	0.31	0.65	(0.37)	(0.35)	—	(0.72)

2003 - A	10.07	0.40	0.28	0.68	(0.40)	(0.04)	—	(0.44)
2003 - Institutional	10.09	0.45	0.29	0.74	(0.44)	(0.04)	—	(0.48)

2002 - A	10.25	0.50	(0.13)	0.37	(0.52)	(0.03)	—	(0.55)
2002 - Institutional	10.28	0.55	(0.15)	0.40	(0.56)	(0.03)	—	(0.59)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(c)	The portfolio turnover rate excluding the effect of mortgage dollar rolls is 516% for the year ended October 31, 2006. Prior years include the effect of mortgage dollar roll transactions.

					Ratios Assuming no
					Expense Reductions
				Ratio of	Ratio of	Ratio of
		Net Assets	Ratio of	Net Investment	Total	Net Investment
Net Asset		at End of	Net Expenses	Income to	Expenses	Income to	Portfolio
Value, End	Total	Year	to Average	Average Net	to Average	Average Net	Turnover
of Year	Return(b)	(in 000s)	Net Assets	Assets	Net Assets	Assets	Rate(c)

$9.82	4.21%	$714,877	0.83%	4.24%	0.84%	4.23%	562%
9.86	4.69	1,558,971	0.46	4.65	0.47	4.64	562

9.87	1.14	658,114	0.86	3.14	0.87	3.13	283
9.90	1.53	1,098,280	0.47	3.54	0.48	3.53	283

10.25	6.24	523,045	0.90	2.96	0.90	2.96	549
10.28	6.55	860,021	0.50	3.36	0.50	3.36	549

10.31	7.03	445,178	0.89	3.91	0.89	3.91	489
10.35	7.54	695,181	0.49	4.39	0.49	4.39	489

10.07	3.59	315,441	0.90	5.03	0.90	5.03	437
10.09	3.99	733,996	0.50	5.51	0.50	5.51	437

FINANCIAL HIGHLIGHTS
Goldman Sachs Municipal Income Fund

Selected Data for a Share Outstanding Throughout Each Year

							Distributions to
		Income (Loss) from Investment Operations					Shareholders
	Net Asset	Net
	Value,	Investment		Net Realized		Total from	From Net
	Beginning	Income		and Unrealized		Investment	Investment
Year—Share Class	of Year	(Loss)(a)		Gain (Loss)		Operations	Income
For the Years Ended October 31,

2006 - A	$15.59	$0.63		$0.22		$0.85	$(0.64)
2006 - Institutional	15.59	0.69		0.22		0.91	(0.70)

2005 - A	15.68	0.63		(0.08)		0.55	(0.64)
2005 - Institutional	15.67	0.70		(0.08)		0.62	(0.70)

2004 - A	15.41	0.65		0.27		0.92	(0.65)
2004 - Institutional	15.40	0.72		0.26		0.98	(0.71)

2003 - A	15.29	0.64		0.13		0.77	(0.65)
2003 - Institutional	15.29	0.71		0.11		0.82	(0.71)

2002 - A	15.32	0.65	(c)	(0.01	)(c)	0.64	(0.67)
2002 - Institutional	15.32	0.71	(c)	(0.01	)(c)	0.70	(0.73)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares.
(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA audit and Accounting Grade for Investment Companies and began amortizing all premium and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 per share to net investment income and net realized and unrealized gains and losses, and an impact to the ratio of net investment income to average net assets with and without expense reductions by less than 0.01%. Per share amounts, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(d)	Ratios have been restated for the years ended October 31, 2005, 2004, 2003 and 2002.

(e)	Rates have been restated for the years ended October 31, 2005, 2004, 2003 and 2002 which were previously reported as 38%, 32%, 54% and 39%, respectively.

							Ratios assuming no expense reductions
			Ratio of	Ratio of			Ratio of	Ratio of
			net expenses	net expenses	Ratio of		total expenses	total expenses	Ratio of
		Net Assets	to average	to average	net investment		to average	to average	net investment
Net Asset		at End of	net assets	net assets	income		net assets	net assets	income		Portfolio
Value, End	Total	Year	excluding interest	including interest	to average		excluding interest	including interest	to average		turnover
of Year	Return(b)	(in 000s)	expense and fees	expense and fees(d)	net assets		expense and fees	expense and fees(d)	net assets		rate(e)

$15.80	5.59%	$302,271	0.90%	1.00%	4.05%		1.07%	1.16%	3.88%		19%
15.80	5.98	152,070	0.53	0.63	4.42		0.70	0.79	4.26		19

15.59	3.55	240,123	0.93	1.00	3.99		1.09	1.16	3.83		37
15.59	4.02	128,311	0.54	0.61	4.37		0.70	0.77	4.21		37

15.68	6.09	179,223	0.94	1.02	4.21		1.12	1.20	4.03		27
15.67	6.52	60,506	0.54	0.62	4.61		0.72	0.80	4.43		27

15.41	5.10	160,856	0.95	1.00	4.17		1.13	1.18	3.99		52
15.40	5.45	57,696	0.55	0.60	4.58		0.73	0.78	4.40		52

15.29	4.30	119,161	0.94	1.00	4.27	(c)	1.11	1.17	4.10	(c)	35
15.29	4.71	76,733	0.54	0.60	4.69	(c)	0.71	0.77	4.52	(c)	35

Materials Incorporated By Reference

Information about the Signal Funds is included in the Prospectus for the Funds dated August 1, 2006, which are incorporated herein by reference.

Information about the GST Funds is included in the Prospectuses (as supplemented) dated: (1) December 29, 2006 for the Goldman Sachs Structured Large Cap Growth Fund; and (2) February 28, 2006 for the Goldman Sachs Core Fixed Income Fund and Goldman Sachs Municipal Income Fund; copies of which accompany this Proxy/Prospectus and are incorporated herein by reference.

VOTING INFORMATION

General Information

The Coventry Group Trustees are furnishing this Proxy/Prospectus in connection with the solicitation of proxies for the Special Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Coventry Group and GST may also solicit proxies by telephone or otherwise. Shareholders may vote: (1) by mail, by marking, signing, dating and returning the enclosed proxy ballot(s) in the enclosed postage-paid envelope, (2) by touch-tone voting, or (3) by on the Internet voting. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Coventry Group a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.

Only shareholders of record at the close of business on           will be entitled to vote at the Special Meeting. On that date, the following Signal Fund Shares were outstanding and entitled to be voted:

Shares Outstanding and
Coventry Group	Entitled to Vote

Signal Large Cap Growth Fund
Signal Income Fund
Signal Tax-Exempt Income Fund

Each whole and fractional share of a Signal Fund is entitled to a whole or fractional vote, as the case may be.

The votes of the shareholders of GST Funds are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

If an accompanying proxy is executed and returned in time for the Special Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Special Meeting.

Shareholder and Board Approvals

The Reorganization Agreement is being submitted for approval by Signal Funds’ shareholders at the Special Meeting pursuant to Coventry Group’s Charter and By-Laws, and was unanimously approved by the Coventry Group Trustees at a meeting held on January 16, 2007. Coventry Group shareholders will vote on the Reorganization Agreement on a portfolio by portfolio basis. A majority of shares of each Signal Fund entitled to vote constitutes a quorum at the Special Meeting. Approval of each Reorganization requires the approval of the holders of the lesser of (a) 67% or more of the shares of the relevant Signal Fund voted at the Special Meeting, if holders of more than 50% of the outstanding shares of the relevant Signal Fund are represented at the Special Meeting in person of by proxy or (b) more than 50% of the outstanding Shares of the relevant Signal Fund. A vote for the Reorganization Agreement includes a vote for the Reorganization of the Signal Funds; conversely, a vote against the Reorganization Agreement is a vote against the Reorganization of the Signal Funds. The Reorganization Agreement provides that in the event the Reorganization Agreement is approved with respect to less than all of the Signal Funds, the failure of a Signal Fund to consummate the transactions contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to any other Signal Fund. Accordingly, it is possible that if a shareholder owns shares in two or more Signal Funds and one of the Signal Funds does not approve the Reorganization, then the shareholder of the particular Signal Fund which did not approve the

Reorganization would remain a shareholder of that Signal Fund. However, with respect to the Signal Funds that approve the Reorganization, the shareholder of those particular Signal Funds at the Effective Time of the Reorganization would become a shareholder of the Corresponding GST Funds.

Quorum and Adjournment

In the event that a quorum is not present at the Special Meeting, one or more adjournment(s) may be proposed to permit further solicitation of proxies. In determining whether to adjourn the Special Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes cast, the nature of any further solicitation and the information to be provided to owners with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment.

Any adjourned session or sessions may be held after the date set for the original Special Meeting without notice except announcement at the Special Meeting. Any such adjournment(s) will require the affirmative vote of a plurality of those shares affected by the adjournment(s) that are represented at the Special Meeting in person or by proxy and entitled to vote. A shareholder vote may be taken with respect to one or more Signal Funds (but not the other Signal Funds) on some or all matters before any such adjournment(s) if a quorum is present and sufficient votes have been received for approval with respect to such Signal Funds.

A quorum is constituted with respect to a Signal Fund by the presence in person or by proxy of the holders of 50% of the shares of such Signal Fund entitled to vote at the Special Meeting. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions will be treated as shares that are present at the Special Meeting but which have not been voted. Abstentions will have the effect of a “no” vote for purposes of obtaining the requisite approvals of the Reorganization Agreement. Broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will have the same effect as abstentions.

Principal Shareholders

As of          , 2007, the Officers and Trustees of the Coventry Group as a group owned or controlled less than 1% of each Signal Fund’s outstanding shares. As of          , 2007, the officers and Trustees of GST as a group owned or controlled less than 1% of each GST Fund’s outstanding shares. The following table sets forth the name, address and share ownership of each person known to Signal Fund to have ownership with respect to 5% or more of a class of a Signal Fund as of          , 2007. The type of ownership of each entry listed on the table is record ownership. The percentage of the Corresponding GST Fund that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline.

Class;
		Amount of	Percentage of	Percentage of
Signal Fund	Name and Address	Shares Owned	Class Owned	Fund Owned

Large Cap
Growth Fund

Income Fund

Tax-Exempt
Income Fund

The following table sets forth the name, address and share ownership of each person known to GST to have ownership with respect to 5% or more of a class of a GST Fund as of          , 2007. The type of ownership of each entry listed on the table is record ownership. The percentage of GST Fund that would be owned by the below named shareholder upon consummation of the Reorganization is expected to decline.

Class;
		Amount of	Percentage of	Percentage of
GST Fund	Name and Address	Shares Owned	Class Owned	Fund Owned

Structured
Large Cap
Growth Fund

Core Fixed Income Fund

Municipal
Income Fund

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.

Coventry Group and GST have been advised by Signal Capital that the shares of each Signal Fund over which Signal Capital and its affiliates have voting power may be voted by Signal Capital, in its capacity as fiduciary, and that it has engaged an independent third party to evaluate the Reorganization proposal and make a recommendation as to how to vote such shares. In certain cases, Signal Capital and its affiliates may have the power to vote, as record holder of Signal Fund shares, 50% or more of the outstanding shares of a Signal Fund.

OTHER INFORMATION

Shareholder Proposals

As a general matter, Coventry Group does not hold annual meetings of shareholders unless otherwise required by the 1940 Act. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder’s meeting should send their written proposals to the Secretary of Coventry Group, 3435 Stelzer Road, Columbus, Ohio 43219.

Other Business

Signal Capital and Coventry Group know of no business to be presented to the Special Meeting other than the matters set forth in this Proxy/Prospectus.

Available Information

Coventry Group and GST are each subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by Coventry Group and GST may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549, and at certain of the following regional offices of the SEC listed below: Northeast Regional Office, The 3 World Financial Center, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates. Information included in the

Proxy/Prospectus concerning Coventry Group was provided by Coventry Group and information included in the Proxy/Prospectus concerning GST was provided by GST.

Legal Proceedings

On April 2, 2004, Lois Burke, a plaintiff identifying herself as a shareholder of the Goldman Sachs Internet Tollkeeper Fund, filed a purported class and derivative action lawsuit in the United States District Court for the Southern District of New York against Goldman Sachs, GSAM, the Trustees and Officers of GST, and John Doe Defendants. In addition, certain other investment portfolios of GST were named as nominal defendants. On April 19 and May 6, 2004, additional class and derivative action lawsuits containing substantially similar allegations and requests for redress were filed in the United States District Court for the Southern District of New York. On June 29, 2004, the three complaints were consolidated into one action, In re Goldman Sachs Mutual Funds Fee Litigation, and on November 17, 2004, the plaintiffs filed consolidated amended complaint against Goldman Sachs, GSAM, GSAMI, the Trustees and Officers or GST and Goldman Sachs Variable Insurance Trust (“GSVIT”) and John Doe Defendants (collectively, the “Defendants”) in the United States District Court for the Southern District of New York. Certain investment portfolios of GST and GSVIT (collectively, the “Goldman Funds”) were named as nominal defendants in the amended complaint. Plaintiffs filed a second amended complaint on April 15, 2005.

The second amended consolidated complaint, which is brought on behalf of all persons or entities who held shares in the Goldman Funds between April 2, 1999 and January 9, 2004, inclusive (the “Class Period”), asserts claims involving (i) violations of the Investment Company and the Investment Advisers Act of 1940, (ii) common law breach of fiduciary duty, and (iii) unjust enrichment. The complaint alleges, among other things, that during the Class Period, the Defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Funds and omitted statements of fact in registration statements and reports filed pursuant to the 1940 Act which were necessary to prevent such registration statements and reports from being materially false and misleading. In addition, the complaint alleges that the Goldman Funds paid excessive and improper investment advisory fees to GSAM and GSAMI. The complaint also alleges that GSAM and GSAMI used Rule 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that GST’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. The plaintiffs in the cases are seeking compensatory damages; rescission of GSAM’s and GSAMI’s investment advisory agreements and return of fees paid; an accounting of all Goldman Funds-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and reasonable costs and expenses, including counsel fees and expert fees. On January 13, 2006, all claims against the Defendants were dismissed by the U.S. District Court. On February 22, 2006, the plaintiffs appealed this decision. By agreement, plaintiffs subsequently withdrew their appeal without prejudice but reserved their right to reactivate their appeal pending a decision by the circuit court of appeals in similar litigation.

Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class and derivative action lawsuit will have a material adverse financial impact on the Goldman Funds is remote, and the pending action is not likely to materially affect their ability to provide investment management services to their clients, including the Goldman Funds.

Experts

The audited financial statements for the Signal Funds, appearing in the Coventry Group 2006 Annual Report, have been audited by Ernst and Young LLP, independent registered public accounting firm, as set forth in their report therein and incorporated by reference into the Statement of Additional Information relating to this Proxy/Prospectus. Such financial statements are incorporated therein by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing. The financial statements for all periods prior to April 1, 2005 were audited by the Signal Funds’ prior auditors.

The audited financial statements and related reports of PricewaterhouseCoopers LLP (with respect to the Goldman Sachs Structured Large Cap Growth Fund) and Ernst & Young LLP (with respect to the Goldman Sachs Core Fixed Income Fund and Goldman Sachs Municipal Income Fund), independent registered public accounting firms for GST Funds, contained in: (1) the 2006 Annual Reports of the Goldman Sachs Large Cap Growth Fund, and

(2) the 2006 Annual Reports of the Goldman Sachs Core Fixed Income Fund and Goldman Sachs Municipal Income Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy/Prospectus. The financial statements in each GST Fund’s Annual Report have been incorporated by reference in reliance upon such report given upon the authority of such firms as experts in accounting and auditing.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to Coventry Group or to GST in writing at the address(es), or by phone at the phone number(s), on the cover page of this Proxy/Prospectus.

* * *

Shareholders who do not expect to be present at the Special Meeting are requested to mark, sign and date the enclosed proxy and return it in the enclosed envelope. No postage is required if mailed in the United States. Shareholders also may vote on the Internet or by telephone.

The Signal Funds will furnish, without charge, copies of their 2006 Annual Report to any shareholder upon request by writing the Funds at the following address: The Signal Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

APPENDIX A-

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) dated as of January   , 2007, by and between The Coventry Group, a Massachusetts business trust (“Coventry Group”), on behalf of its investment portfolios listed on Exhibit A attached hereto (each portfolio a “Signal Fund,” and collectively, the “Signal Funds”), and the Goldman Sachs Trust, a Delaware statutory trust (“GST” and, together with Coventry, the “Parties” and each a “Party”), on behalf of its investment portfolios listed on Exhibit A attached hereto (each portfolio a “GST Fund” and collectively, the “GST Funds”). Signal Capital Management, Inc., an Indiana corporation (“Signal Capital”), joins this Agreement solely for purposes of paragraphs 1.3, 1.5, 5.1, 9.2, 10.5, 10.14 and 10.15 and Article VII; and Goldman Sachs Asset Management, L.P., a New York limited partnership (“GSAM”), joins this Agreement solely for purposes of paragraphs 5.1, 9.2, 10.5, 10.14 and 10.15 and Article VII. Capitalized terms not otherwise defined herein shall have the meaning set forth in Article XI hereof.

RECITALS:

Coventry Group issues a separately designated series of shares of beneficial interest representing the interests in each Signal Fund. Likewise, GST issues a separately designated series of shares of beneficial interest representing the interests in each GST Fund.

The Parties wish to conclude a series of business combination transactions under the terms set forth in this Agreement in which: (1) all of the Fund Assets of each Signal Fund will be transferred to the GST Fund set forth opposite its name on Exhibit A attached hereto (a “corresponding” GST Fund) in exchange for Institutional shares and Class A shares of the corresponding GST Fund and the assumption by that GST Fund of all of that Signal Fund’s Liabilities, and (2) Institutional shares and Class A shares will be distributed to holders of Class I shares and Class A shares respectively, of such Signal Fund in complete liquidation of such Signal Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

The Parties intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

The Board of Trustees of Coventry Group (the “Coventry Group Board”), including a majority of trustees who are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)) (“Independent Trustees”) of Coventry Group, has determined with respect to each Signal Fund that: (1) participation in its Fund Transaction (as defined in paragraph 1.1) is in the best interests of such Signal Fund, and (2) the interests of existing shareholders of such Signal Fund will not be diluted as a result of its effecting its Fund Transaction.

The Board of Trustees of GST (the “GST Board”), including a majority of Independent Trustees of GST, has determined with respect to each GST Fund that: (1) participation in its Fund Transaction is in the best interests of such GST Fund, and (2) the interests of existing shareholders of such GST Fund will not be diluted as a result of its effecting its Fund Transaction.

NOW THEREFORE, in consideration of the mutual promises, representations, and warranties made herein, covenants and agreements hereinafter contained, and for other good and valuable consideration, the receipt and sufficiency of which are acknowledged, the Parties, and Signal Capital, and GSAM to the extent indicated above, intending to be legally bound hereby, agree as follows:

ARTICLE I

THE REORGANIZATION AND FUND TRANSACTIONS

1.1 The Reorganization and Fund Transactions. In accordance with Title 12 of the Delaware Code (the “Delaware Law”) and Title XXII, Chapter 182 of the General Laws of Massachusetts (the “Massachusetts Law”) and the agreement and declaration of trust and by-laws, as they may be amended from time to time, of Coventry

Group (“Coventry Group Governing Documents”), at the Effective Time (as defined below), upon the terms and subject to the conditions of this Agreement, and on the basis of the representations and warranties contained herein, Coventry Group shall assign, deliver and otherwise transfer all of the Fund Assets of each Signal Fund, subject to all of the Liabilities of such Signal Fund, to GST on behalf of the GST Fund set forth opposite such Signal Fund on Exhibit A attached hereto (each such Signal Fund and its corresponding GST Fund, a “Transaction Party” of the other), and GST shall assume all of the Liabilities of each Signal Fund on behalf of its GST Fund Transaction Party. In consideration of the foregoing, GST shall, on behalf of each GST Fund, at the Effective Time deliver to Coventry Group on behalf of each Signal Fund set forth opposite such GST Fund on Exhibit A, full and fractional (to the third decimal place) Institutional shares and Class A shares of such GST Fund. The number of shares of each such class of each such GST Fund shall be determined as set forth in paragraph 2.3 by dividing (a) the value of the Fund Assets attributable to the class of its Signal Fund Transaction Party set forth opposite its name on Exhibit A attached hereto, net of such Signal Fund’s Known Liabilities attributable to such class (computed as of the Valuation Time (as defined below) in the manner set forth in paragraph 2.1), by (b) the net asset value of one share of such class of such GST Fund (computed as of the Valuation Time in the manner set forth in paragraph 2.2). (Each such transaction between a Signal Fund and its GST Fund Transaction Party is hereinafter referred to as a “Fund Transaction”). At and after the Effective Time, all of the Fund Assets of each Signal Fund shall become and be included in the Fund Assets of its GST Fund Transaction Party and the Liabilities of each Signal Fund shall become and be the Liabilities of and shall attach to its GST Fund Transaction Party. At and after the Effective Time, the Liabilities of each Signal Fund may be enforced only against its GST Fund Transaction Party to the same extent as if such Liabilities had been incurred by such GST Fund Transaction Party subject to any defense and/or set off that Coventry Group or such Signal Fund was entitled to assert immediately prior to the Effective Time and further subject to any defense and/or setoff that GST or a GST Fund may from time to time be entitled to assert.

1.2 Signal Fund Assets.

(a) At least fifteen Business Days prior to the Valuation Time, Coventry Group will provide GST with a schedule of the securities and other assets and Known Liabilities of each Signal Fund. Prior to the execution of this Agreement, GST has provided Coventry Group with a copy of the current investment objective, investment policies, principal investment strategies, and restrictions applicable to each GST Fund (including restrictions applicable to GSAM arising as a result of the investment activities of Goldman, Sachs & Co. and its Affiliates for proprietary accounts and other clients) and GST will provide Coventry Group with a written notice of any changes thereto until the Valuation Time. Coventry Group reserves the right to sell any of the securities or other assets shown on the list for any Signal Fund prior to the Valuation Time but will not, without the prior approval of GST, acquire any additional securities other than securities which the Signal Fund’s Transaction Party may purchase in accordance with its stated investment objective and policies.

(b) At least ten Business Days prior to the Valuation Time, GST will advise Coventry Group of any investments of a Signal Fund shown on the Signal Fund’s schedule provided pursuant to paragraph (a) which the Signal Fund Transaction Party would not be permitted to hold (i) under its investment objective, principal investment strategies or investment restrictions; (ii) under applicable Law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties to GST in connection with facilitating the orderly transition of the Signal Fund’s Fund Assets. Under such circumstances, to the extent practicable, Coventry Group will, if requested by GST and, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of Signal Capital, dispose of such investments prior to the Valuation Time. In addition, if it is determined that the portfolios of two Transaction Parties, when aggregated, would contain investments exceeding certain percentage limitations to which a GST Fund is or will be subject with respect to such investments, Coventry Group will, if requested by GST and, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of Signal Capital, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Effective Time. Notwithstanding the foregoing, nothing herein will require a Signal Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the Signal Funds’ Board or Coventry Group’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of a Signal Fund.

1.3 Assumption of Liabilities. Coventry Group will, to the extent permissible and consistent with its own investment objectives and policies, use its best efforts to discharge all of the Known Liabilities of each Signal Fund prior to or at the Effective Time. GST, on behalf of each GST Fund, will assume all of the Liabilities of the Signal Fund Transaction Party of such GST Fund. If prior to the Effective Time either Party identifies a Liability that the Parties mutually agree should not be assumed by GST, such Liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Parties at the Closing (the “Excluded Liabilities”). Certain Liabilities that would otherwise be listed as Excluded Liabilities may be assumed by GST on the condition that GST and the GST Funds be indemnified in writing to their reasonable satisfaction by Signal Capital against any and all losses, claims, damages or liability that GST and the GST Funds may become subject to as a result of assuming such Liability (it being understood that GST shall not be obligated to assume any Excluded Liability, nor shall Signal Capital be obligated to provide or agree to provide such indemnification). GST shall not assume any Liability for any obligation of Coventry Group to file reports with the SEC, Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Effective Time with respect to the Coventry Group or any Signal Fund.

1.4 Distribution of GST Shares. Immediately upon receipt, Coventry Group, on behalf of each Signal Fund, will distribute the Institutional shares and Class A shares of such Signal Fund’s Transaction Party received by Coventry Group from GST pursuant to paragraph 1.1 (the “GST Shares”), pro rata to the record holders of the Class I shares and Class A shares, respectively, of such Signal Fund determined as of the Valuation Time in complete liquidation of such Signal Fund. Such distribution will be accomplished by an instruction, signed by an appropriate officer of Coventry Group, to transfer the GST Shares then credited to each Signal Fund’s account on the Books and Records of GST and to open accounts on the Books and Records of GST established and maintained by GST’s transfer agent in the names of record holders of each class of shares of such Signal Fund and representing the respective pro rata number of each class of such GST Shares due to such record holder. All issued and outstanding Signal Fund shares will be cancelled promptly by Coventry Group on Coventry Group Books and Records. Any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the GST Shares issued to such Signal Fund in accordance with paragraph 1.1 above. In addition, each record holder of a Signal Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of such Signal Fund at or before the Valuation Time.

1.5 Liquidation of Signal Funds. As soon as conveniently practicable after the distribution of GST Shares pursuant to paragraph 1.4 has been made, Coventry Group shall take, in accordance with Massachusetts Law, the 1940 Act and the Coventry Group Governing Documents, all such other steps as may be necessary or appropriate to effect a complete liquidation and dissolution of such Signal Funds.

1.6 Transfer Taxes. Any transfer taxes payable on issuance of GST Shares in a name other than that of the record holder of Signal Fund shares on Coventry Group’s Books and Records shall be paid by the Person to whom such GST Shares are issued and transferred, as a condition of that transfer.

ARTICLE II

VALUATION

2.1 Net Asset Value of the Signal Funds. The net asset value of a share of each class of each Signal Fund shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on the date thereof, using the valuation procedures described in the then-current prospectus and statement of additional information of its GST Fund Transaction Party as supplemented from time to time.

2.2 Net Asset Value of the GST Funds. The net asset value of a share of each class of each GST Fund shall be the net asset value computed as of the Valuation Time after the declaration and payment of any dividends and/or other distributions on the date thereof, using the valuation procedures set forth in the GST Fund’s then-current prospectus and statement of additional information.

2.3 Calculation of Number of GST Shares. (a) The number of GST Fund Institutional shares to be issued (including fractional shares (to the third decimal place), if any) in connection with a Fund Transaction shall be determined by dividing the value of the net assets of the Signal Fund participating therein attributable to Class I shares, determined in accordance with the valuation procedures referred to in paragraph 2.1 by the net asset value per Institutional share of its GST Fund Transaction Party determined in accordance with the valuation procedures referred to in paragraph 2.2.

(b) The number of GST Fund Class A shares to be issued (including fractional shares (to the third decimal place), if any) in connection with a Fund Transaction shall be determined by dividing the value of the net assets of the Signal Fund participating therein attributable to Class A shares, determined in accordance with the valuation procedures referred to in paragraph 2.1 by the net asset value per Class A share of its GST Fund Transaction Party determined in accordance with the valuation procedures referred to in paragraph 2.2.

2.4 Joint Direction of Calculation. All computations of net asset value and the value of securities transferred under this Article II shall be made by State Street Bank and Trust Company (“State Street”) and The Huntington National Bank (“Huntington”) under the joint direction of the following entities, in accordance with their regular practice and the requirements of the 1940 Act: (a) Signal Capital, the investment adviser to the Signal Funds; and (b) GSAM, the investment adviser to the GST Funds. Coventry Group and GST agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of a Signal Fund and those determined in accordance with the pricing policies and procedures of its GST Fund Transaction Party.

2.5 Valuation Time. The valuation time shall be the close of regular trading on the New York Stock Exchange (“NYSE”) on the Business Day preceding the Effective Time, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the Parties (the “Valuation Time”).

ARTICLE III

EFFECTIVE TIME AND CLOSING

3.1 Effective Time and Closing. Subject to the terms and conditions set forth herein, each Fund Transaction shall occur immediately prior to the opening of business on          , 2007, or on such other date as may be mutually agreed in writing by an authorized officer of each Party (the “Effective Time”). To the extent any Fund Assets are, for any reason, not transferred at the Effective Time, Coventry Group shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practical date thereafter. The closing of the Fund Transactions will take place at the offices of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103, or at such other place as may be mutually agreed in writing by an authorized officer of each Party, at the Effective Time (the “Closing”).

3.2 Transfer and Delivery of Fund Assets. Coventry Group shall direct Huntington, as custodian for Coventry Group, to deliver to GST at the Closing a certificate of an authorized officer certifying that: (a) Huntington delivered the Fund Assets of each Signal Fund to the corresponding GST Fund at the Effective Time; and (b) all necessary taxes in connection with the delivery of such Fund Assets, including all applicable foreign, federal and state stock transfer stamps and any other stamp duty taxes, if any, have been paid or provision (as reasonably estimated) for payment has been made. At least three Business Days prior to the Effective Time, Huntington shall present for examination those Fund Assets represented by certificate or other written instrument to those Persons who have primary responsibility for the safekeeping of the assets of the GST Funds at State Street, as custodian of GST on behalf of the GST Funds with the principal place of business at 225 Franklin Street, Boston, Massachusetts 02110. At the Effective Time, Coventry Group shall endorse and deliver, or transfer by appropriate transfer or assignment documents, such certificates and other written instruments as of the Effective Time for the account of the appropriate GST Fund in proper form for transfer and in such condition as to constitute good delivery thereof in accordance with the customs of brokers. Huntington shall deliver other Fund Assets to those Persons who have primary responsibility for the safekeeping of the GST Funds at State Street as of the Effective Time by book entry, in accordance with the customary practices of Huntington and of each securities depository (as defined in Rule 17f-4 and Rule 17f-7 under the 1940 Act) in which such Fund Assets are held. Any cash to be transferred by a Signal Fund to a GST Fund shall be delivered by wire transfer of federal funds at the Effective Time pursuant to instructions provided by GST.

3.3 GST Share Records. GST shall deliver to the Secretary of Coventry Group at the Closing a confirmation evidencing that: (a) the appropriate number of each class and series of GST Shares have been credited to the account of each Signal Fund on the Books and Records of the Signal Fund’s Transaction Party pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4, and (b) the appropriate number of each class and series of GST Shares have been credited to the accounts of record holders of Signal Fund shares on the Books and Records of GST pursuant to paragraph 1.4.

3.4 Postponement of Valuation Time and Effective Time. If immediately prior to the Valuation Time: (a) the NYSE or another primary trading market for portfolio securities of a GST Fund or Signal Fund is closed to trading, or trading thereupon is restricted, or (b) trading or the reporting of trading on such market is disrupted so that, in the judgment of an appropriate officer of Coventry Group or GST, accurate appraisal of the value of the net assets of a GST Fund or Signal Fund is impracticable, the Valuation Time and Effective Time for the Fund Transaction involving that GST Fund or Signal Fund shall be postponed until the first Business Day that is a Friday after the day when trading shall have been fully resumed and reporting shall have been restored or such later date as may be mutually agreed in writing by an authorized officer of each Party.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 Representations and Warranties of Coventry Group. Coventry Group, severally on behalf of each of the Signal Funds, hereby represents and warrants to GST, on behalf of the GST Funds, as follows, which representations and warranties shall be true and correct on the date hereof:

(a) Coventry Group has been duly organized and is validly existing under Massachusetts Laws as a voluntary association with transferable shares of beneficial interest commonly referred to as a “Massachusetts business trust” and has filed the necessary certificates and paid the necessary fees due thereon under Massachusetts Law and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of any Signal Fund. Coventry Group has full power under the Coventry Group Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns for itself and on behalf of each Signal Fund. Coventry Group has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on Coventry Group.

(b) The execution, delivery and performance of this Agreement by Coventry Group on behalf of each Signal Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Coventry Group Board, and the Coventry Group Board has approved the Fund Transactions and has resolved to recommend each Fund Transaction to the shareholders of the applicable Signal Fund and to call a special meeting of shareholders of each Signal Fund for the purpose of approving this Agreement and the Fund Transaction contemplated thereby for that Fund. Other than the approval by the requisite vote of the shareholders of the outstanding shares of each Signal Fund in accordance with the provisions of the Coventry Group Governing Documents, applicable Massachusetts Law and the 1940 Act, no other action on the part of Coventry Group or its shareholders, or the shareholders of each Signal Fund, is necessary to authorize the execution, delivery and performance of this Agreement by Coventry Group on behalf of each Signal Fund or the consummation of each Fund Transaction contemplated herein. This Agreement has been duly and validly executed and delivered by Coventry Group on behalf of each Signal Fund, and assuming due authorization, execution and delivery hereof by GST, is a legal, valid and binding obligation of Coventry Group, as it relates to each Signal Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c) The authorized capital of Coventry Group consists of an unlimited number of shares of beneficial interest with a par value of one cent ($0.01) per share. Each class and series of shares has been duly established and represents a fractional undivided interest in one of the Signal Funds. The issued and outstanding Signal Fund shares of each class and series are duly authorized, validly issued, fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from Coventry Group any shares of any series or equity interests of any Signal Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is Coventry Group committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. Coventry Group has no share certificates outstanding.

(d) Coventry Group has no subsidiaries.

(e) Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by each Signal Fund, and upon the effectiveness of the Registration Statement (as defined below), the execution, delivery and performance of this Agreement by Coventry Group for itself and on behalf of each Signal Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of the Coventry Group Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which it is a party or by which it or a Signal Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which Coventry Group is a party or by which it or a Signal Fund is bound, (iii) result in a breach or violation by Coventry Group or any Signal Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.

(f) (i) Prior to the execution of this Agreement, Coventry Group has delivered to GST true and complete copies of the audited statements of assets and liabilities of each of the Signal Funds as of March 31, 2006 or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended as well as the unaudited schedules of assets and liabilities of each of the Signal Funds dated as of September 30, 2006 and the related unaudited schedules of investments, statements of income and changes in net assets and financial highlights for the period then ended.

(ii) Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of each Signal Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

(iii) To the best of Coventry Group’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in each Signal Fund’s audited financial statements as of March 31, 2006 or unaudited financial statements as of September 30, 2006, as the case may be, or in the notes thereto, or as previously disclosed in writing to GST, there are no liabilities against, relating to or affecting a Signal Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on Coventry Group or its properties or assets or on any Signal Fund or such Signal Fund’s properties or assets. In particular, since March 31, 2006 to the best of Coventry Group’s Knowledge and except as disclosed in writing to GST or in any of the Signal Funds’ prospectuses and statement of additional information as in effect on the date of this Agreement, there has not been any change in the financial condition, properties, assets, liabilities or business of any Signal Fund that would have a Material Adverse Effect on Coventry Group or its properties or assets or on any Signal Fund or such Signal Fund’s properties or assets other than changes occurring in the ordinary course of business.

(iv) As of the date hereof, except as previously disclosed to GST in writing or as disclosed in any of the Signal Funds’ prospectuses and statements of additional information as in effect on the date of this Agreement, and except as have been corrected as required by applicable Law, and to the best of Coventry Group’s Knowledge, there have been no material miscalculations of the net asset value of any Signal Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof which would have a

Material Adverse Effect on such Signal Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(g) The minute books and other similar records of Coventry Group as made available to GST prior to the execution of this Agreement contain a true and complete record in all material respects of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of Coventry Group and of each Signal Fund, the Coventry Group Board and committees of the Coventry Group Board. The stock transfer ledgers and other similar records of Coventry Group and of each Signal Fund as made available to GST prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of Coventry Group.

(h) Coventry Group and each Signal Fund have maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

(i) Except as set forth in writing to GST, there is no Action or Proceeding pending against Coventry Group or, to the best of Coventry Group’s Knowledge, threatened against, relating to or affecting, Coventry Group or a Signal Fund.

(j) No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of Coventry Group or a Signal Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(k) Coventry Group is registered with the SEC as an open-end management investment company under the 1940 Act, and its registration with the SEC as such an investment company is in full force and effect, and each Signal Fund is a separate series of Coventry Group duly designated in accordance with the applicable provisions of the Coventry Group Governing Documents and the 1940 Act.

(l) As of the date hereof, all federal and other tax returns, dividend reporting forms, and other tax-related reports of each Signal Fund required by Law to have been filed by such date (including any extensions) have been filed and are correct in all material respects, and all federal and other taxes shown as due on such returns and reports have been paid or provision has been made on the respective Fund’s Books and Records for the payment thereof and, to the best of Coventry Group’s Knowledge, no such return is currently under audit or has been threatened with an audit and no assessment has been asserted with respect to such returns. To Coventry Group’s Knowledge, there are no levies, liens, or other encumbrances relating to taxes existing, threatened or pending with respect to the properties or assets of Coventry Group (or with respect to any properties or assets of any Signal Fund). As of the date hereof, Coventry Group has adequately provided for all tax liabilities on its Books and Records.

(m) For each taxable year of its operation (including the taxable year ending at the Effective Time each Signal Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company and has elected to be such, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code. Each Signal Fund currently qualifies, and from the date of this Agreement until the Effective Time shall not take any action inconsistent with such qualification as a regulated investment company under the Code.

(n) All issued and outstanding shares of each Signal Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to GST in writing. Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid. Coventry Group, and each of the Signal Funds, is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.

(o) The current prospectuses and statement of additional information of Coventry Group, including amendments and supplements thereto, and each prospectus and statement of additional information of Coventry

Group used at all times during the past three years prior to the date of this Agreement conform, or conformed at the time of its or their use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading. Each Signal Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by Coventry Group with respect to such Signal Fund.

(p) The combined proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in GST’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to Coventry Group and the Signal Funds, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to Coventry Group and the Signal Funds, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that Coventry Group makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to GST or the GST Funds and furnished by GST to Coventry Group specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

(q) Except as previously disclosed in writing to GST, at the Effective Time, Coventry Group and each Signal Fund will have good and marketable title to its Fund Assets and full right, power, and authority to sell, assign, transfer and, upon delivery and payment for the Fund Assets, deliver such Fund Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the subsequent transfer thereof (other than any Fund Assets consisting of restricted securities).

(r) Coventry Group has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(s) Except as disclosed in writing to GST, to the best of Coventry Group’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Coventry Group or a Signal Fund.

4.2 Representations and Warranties of GST. GST, severally on behalf of each of the GST Funds, hereby represents and warrants to Coventry Group, on behalf of the Signal Funds, as follows, which representations and warranties shall be true and correct on the date hereof:

(a) GST is a statutory trust duly organized, validly existing and in good standing under the Laws of the State of Delaware and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of any GST Fund. GST has full power under its Agreement and Declaration of Trust dated January 28, 1997, as amended from time to time, and amended and restated by-laws (“GST Governing Documents”) to conduct its business as it is now being conducted and to own the properties and assets it now owns for itself and on behalf of each GST Fund. GST has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on GST.

(b) The execution, delivery and performance of this Agreement by GST on behalf of each GST Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the GST Board and the GST Board has approved the Fund Transactions. No other action on the part of GST or its shareholders, or the shareholders of each GST Fund, is necessary to authorize the execution, delivery and performance of this Agreement by GST on behalf of each GST Fund or the consummation of each Fund Transaction contemplated herein. This Agreement has been duly and validly executed and delivered by GST on behalf of each GST Fund, and assuming due authorization, execution and delivery hereof by Coventry Group, is a legal, valid and binding obligation of GST, as it relates to each GST Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c) The authorized capital of GST consists of an unlimited number of shares of beneficial interest with a par value of one-tenth of one cent ($0.001) per share. Each class and series of shares has been duly established and represents a fractional undivided interest in one of the GST Funds. The issued and outstanding GST shares of each class and series are duly authorized, validly issued, fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from GST any shares of any series or equity interests of any GST Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is GST committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. GST has no share certificates outstanding.

(d) GST has no subsidiaries.

(e) Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by each Signal Fund, and upon the effectiveness of the Registration Statement, the execution, delivery and performance of this Agreement by GST for itself and on behalf of each GST Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of the GST Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which it is a party or by which it or a GST Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which GST is a party or by which it or a GST Fund is bound, (iii) result in a breach or violation by GST or any GST Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.

(f) (i) Prior to the execution of this Agreement, GST has delivered to Coventry Group true and complete copies of the audited statements of assets and liabilities of the Goldman Sachs Structured Large Cap Growth Fund dated as of August 31, 2006; and Goldman Sachs Core Fixed Income Fund and Goldman Sachs Municipal Income Fund dated as of October 31, 2006, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

(ii) Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of each GST Fund as of the respective dates thereof and for the respective periods covered thereby subject.

(iii) To the best of GST’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in each GST Fund’s audited financial statements as of August 31, 2006 and October 31, 2006, as the case may be, or in the notes thereto, or as previously disclosed in writing to Coventry Group, there are no liabilities against, relating to or affecting an GST Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on GST or its properties or assets or on any GST Fund or such GST Fund’s properties or assets. In particular, since the last fiscal year end of each GST Fund, to the best of GST’s Knowledge and except as disclosed in writing to Coventry Group or in any of the GST Fund’s prospectuses or statements of additional information as in effect on the date of this Agreement, there has not been any change in the financial condition, properties, assets, liabilities or business of any GST Fund that would have a Material Adverse Effect on GST or its properties or assets or on any GST Fund or such GST Fund’s properties or assets other than changes occurring in the ordinary course of business.

(iv) As of the date hereof, except as previously disclosed to Coventry Group in writing or as disclosed in any of the GST Funds’ prospectuses and statements of additional information as in effect on the date of this Agreement, and except as have been corrected as required by applicable Law, and to the best of GST’s Knowledge, there have been no material miscalculations of the net asset value of any GST Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on such GST Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(g) The minute books and other similar records of GST as made available to Coventry Group prior to the execution of this Agreement contain a true and complete record in all material respects of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of GST and of each GST Fund, the GST Board and committees of the GST Board. The stock transfer ledgers and other similar records of GST and of each GST Fund as made available to Coventry Group prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of GST.

(h) GST and each GST Fund have maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

(i) Except as set forth in writing to Coventry Group, there is no Action or Proceeding pending against GST or a GST Fund or, to the best of GST’s Knowledge, threatened against, relating to or affecting, GST or a GST Fund.

(j) No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of GST or a GST Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(k) GST is registered with the SEC as an open-end management investment company under the 1940 Act, and its registration with the SEC as such an investment company is in full force and effect, and each GST Fund is a separate series of GST duly designated in accordance with the applicable provisions of the GST Governing Documents and the 1940 Act.

(l) As of the date hereof, all federal and other tax returns, dividend reporting forms, and other tax-related reports of each GST Fund required by Law to have been filed by such date (including any extensions) have been filed and are correct in all material respects, and all federal and other taxes shown as due on such returns and reports have been paid or provision has been made on the respective Fund’s Books and Records for the payment thereof and, to the best of GST’s Knowledge, no such return is currently under audit or has been threatened with an audit and no assessment has been asserted with respect to such returns. To GST’s Knowledge, there are no levies, liens, or other encumbrances relating to taxes existing, threatened or pending with respect to the properties or assets of GST (or with respect to any properties or assets of any GST Fund). As of the date hereof, GST has adequately provided for all tax liabilities on its Books and Records.

(m) For each taxable year of its operation, each GST Fund has met the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company and has elected to be such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. Each GST Fund currently qualifies, and from the date of this Agreement until the Effective Time shall not take any action inconsistent with such qualification, as a regulated investment company under the Code.

(n) All issued and outstanding shares of each GST Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to Coventry Group in writing. Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid. GST, and each of the GST Funds, is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.

(o) The shares of each GST Fund to be issued and delivered to Coventry Group for the account of each Signal Fund (and to be distributed immediately thereafter to its shareholders) pursuant to the terms of this Agreement will have been duly authorized at the Effective Time and, when so issued and delivered, will be registered under the 1933 Act, duly and validly issued, fully paid and non-assessable and no shareholder of a GST Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(p) The current prospectus and statement of additional information of each GST Fund, including amendments and supplements thereto, and each prospectus and statement of additional information of the GST Funds used at all times during the past three years prior to the date of this Agreement, conform, or conformed at the time of its use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading. Each GST Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by GST with respect to such GST Fund.

(q) The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to GST and the GST Funds, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to GST and the GST Funds, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that GST makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to Coventry Group or the Signal Funds and furnished by Coventry Group to GST specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

(r) GST has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(s) Except as disclosed in writing to Coventry Group, to the best of GST’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on GST or a GST Fund.

ARTICLE V

COVENANTS AND AGREEMENTS

5.1 Conduct of Business. After the date of this Agreement and at or prior to the Effective Time, Coventry Group and GST will conduct the businesses of the Signal Funds and the GST Funds, respectively, only in the ordinary course and in accordance with this Agreement and the current prospectuses and statements of additional information of Coventry Group or GST, as applicable. It is understood that such ordinary course of business shall include (a) the declaration and payment of customary dividends and other distributions; (b) shareholder purchases and redemptions; (c) the continued good faith performance by the investment adviser, administrator, distributor and other service providers of their respective responsibilities in accordance with their agreements with Coventry Group or GST, as applicable, and applicable Law. In order to facilitate the transfer of Fund Assets at the Effective Time, GSAM may request in writing that Signal Capital use its commercially reasonable best efforts, subject to its fiduciary duty, to limit or cease portfolio trading on behalf of a Signal Fund for a period of up to three days prior to the Valuation Time. Signal Capital agrees that it will accommodate such requests to the extent such trading restrictions are consistent with the investment objectives, policies and strategies of the Signal Fund and consistent with fulfilling its fiduciary obligations as an investment adviser. No Party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 Shareholders’ Meeting. Coventry Group will call, convene and hold a meeting of shareholders of each Signal Fund as soon as practicable, in accordance with applicable Law and the Coventry Group Governing Documents, for the purpose of approving this Agreement and the transactions contemplated herein as set forth in the Proxy Statement/Prospectus, and for such other purposes as may be necessary or desirable. In the event that, for any Signal Fund, insufficient votes are received from shareholders, the meeting may be adjourned as permitted under the Coventry Group Governing Documents and applicable Law, and as set forth in the Proxy Statement/Prospectus in order to permit further solicitation of proxies.

5.3 Proxy Statement/Prospectus and Registration Statement. Coventry Group and GST each will cooperate with each other in the preparation of the Proxy Statement/Prospectus and Registration Statement and cause the Registration Statement to be filed with the SEC in a form satisfactory to GST and Coventry Group and their respective counsel as promptly as practicable. Upon effectiveness of the Registration Statement, Coventry Group will cause the Proxy Statement/Prospectus to be delivered to shareholders of the Signal Funds entitled to vote on this Agreement and the transactions contemplated herein in accordance with the Coventry Group Governing Documents. Each Party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the shareholder meeting of each Signal Fund to consider the approval of this Agreement and the transactions contemplated herein. If, at any time prior to the Effective Time, a Party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the Party discovering the item shall notify the other Party and the Parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. Prior to filing the Registration Statement or any amendment or supplement thereto, GST will afford Coventry Group and its Independent Trustees a reasonable opportunity to review and comment thereon, and will obtain Coventry Group’s consent to the filing thereof (such consent will not be unreasonably withheld).

5.4 Information. Coventry Group and GST will furnish to one another, and the other’s accountants, legal counsel and other representatives, throughout the period prior to the Effective Time, all such documents and other information concerning the Signal Funds and the GST Funds, respectively, and their business and properties as may reasonably be requested by the other Party. Such cooperation shall include providing copies of reasonably requested documents and other information. Each Party shall make its employees and officers available on a mutually convenient basis to provide an explanation of any documents or information provided hereunder to the extent, if any, that such Party’s employees are familiar with such documents or information.

5.5 Notice of Material Changes. Each Party will notify the other Party of any event causing a Material Adverse Effect to such Party as soon as practicable following such Party’s Knowledge of any event causing such a Material Adverse Effect.

5.6 Financial Statements. At the Closing, Coventry Group will deliver to GST an unaudited statement of assets and liabilities of each Signal Fund, together with a schedule of portfolio investments as of and for the interim period ending at the Valuation Time. These financial statements will present fairly the financial position and portfolio investments of each Signal Fund as of the Valuation Time in conformity with U.S. generally accepted accounting principles applied on a consistent basis, and there will be no material contingent liabilities of any Signal Fund not disclosed in said financial statements. These financial statements shall be certified by the treasurer of Coventry Group as, to the best of his or her Knowledge, complying with the requirements of the preceding sentence. Coventry Group also will deliver to GST at or before the Effective Time, the detailed tax-basis accounting records for each security or other investment to be transferred to GST hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security to be transferred to the GST Funds.

5.7 Other Necessary Action. Coventry Group and GST will each take all necessary action and use its reasonable best efforts to complete all filings, obtain all governmental and other consents and approvals and satisfy any other provision required for consummation of the transactions contemplated by this Agreement.

5.8 Dividends. Prior to the Valuation Time, each Signal Fund shall have declared and at or before the Valuation Time each shall have paid a dividend, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of the respective Signal Fund’s investment company taxable income (within the meaning of Section 852(b)(2) of the Code, computed without regard to any deduction for dividends paid), if any, plus any excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending at or before the Effective Time, and all of the Signal Fund’s net capital gain (as defined in Section 1222(11) of the Code), if any, after reduction for any capital loss carryforwards, recognized in all taxable periods or years ending at or before the Effective Time.

5.9 Books and Records. Upon reasonable notice, each Party will make available to the other Party for review any Books and Records which are reasonably requested by such other Party in connection with this Reorganization.

5.10 Issued Shares. The GST Shares to be issued and delivered to Coventry Group for the account of each Signal Fund (and to be distributed immediately thereafter to its shareholders) pursuant to this Agreement, will have been duly authorized at the Effective Time. Said shares when issued and delivered will be registered under the 1933 Act, will be duly and validly issued, fully paid and non-assessable. No shareholder of a GST Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof. The shareholders of each Signal Fund shall not pay any front-end or deferred sales charge in connection with the Fund Transaction. GST Shares received pursuant to this Agreement shall be included in determining any sales load reductions (e.g., under a rights of accumulation arrangement) on purchases of shares of a GST Fund after the Fund Transaction.

ARTICLE VI

CONDITIONS PRECEDENT

6.1 Conditions Precedent to Obligations of Coventry Group. The obligation of Coventry Group to conclude the transactions provided for herein shall be subject, at its election, to the performance by GST of all of the obligations to be performed by it hereunder at or before the Effective Time, and, in addition thereto, to the following further conditions unless waived by Coventry Group in writing:

(a) All representations and warranties of GST, on behalf of itself and the GST Funds, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that GST shall be given a period of 30 Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b) GST shall have furnished to Coventry Group the opinion of Drinker Biddle & Reath LLP dated as of the Effective Time, substantially to the effect that:

(i) GST is a statutory trust, validly existing and in good standing under Delaware Law, and has power under the GST Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii) GST is registered with the SEC under the 1940 Act as an open-end management investment company and its registration with the SEC is in full force and effect;

(iii) the GST shares to be issued and delivered by GST pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable under Delaware Law and that the holders of GST shares will be entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the general corporation Law of the State of Delaware (except that no opinion need to be expressed as to such holders who are also Trustees of GST); and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;

(iv) except as disclosed in writing to Coventry Group, such counsel knows of no material legal proceedings pending or threatened against GST;

(v) this Agreement has been duly authorized, executed and delivered under the applicable Laws of the State of Delaware by GST and, assuming due authorization, execution and delivery by Coventry Group, constitutes a valid and legally binding obligation of GST, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights generally and to general equity principles;

(vi) the Registration Statement has become effective under the 1933 Act and, to the Knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;

(vii) to the Knowledge of such counsel, as of the date of its mailing, the Proxy Statement/Prospectus, and as of the date of its filing, the Registration Statement (other than the financial statements and other financial and statistical information contained therein, as to which such counsel need express no opinion) comply as to form in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder;

(viii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the GST Governing Documents or any material agreement or instrument known to such counsel to which GST is a party or by which any properties belonging to GST may be bound;

(ix) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material violation by GST or a GST Fund of any terms, conditions, or provisions of any federal securities Law or Delaware Law; and

(x) to the Knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and Delaware Law and except such as may be required under state securities Laws.

In rendering such opinion, Drinker Biddle & Reath LLP may rely upon certificates of officers of GST and of public officials as to matters of fact.

Such opinion (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information furnished therein with respect to the GST Funds with certain officers of GST and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the mailing date of the Proxy Statement/Prospectus and on the effective date of the Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to the information furnished with respect to GST and the GST Funds, the Proxy Statement/Prospectus, Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel do not express any opinion or belief as to the financial statements, other financial data, statistical data or financial information relating to GST and the GST Funds contained or incorporated by reference in the Registration Statement; (iii) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Coventry Group; and (iv) shall state that such opinion is solely for the benefit of Coventry Group and its trustees and officers.

(c) GST shall have furnished to Coventry Group a certificate of GST, signed by the president and treasurer of GST, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

(i) the representations and warranties of GST in this Agreement are true and correct in all material respects on and as of the Effective Time and GST has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time;

(ii) no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose are pending or, to GST’s Knowledge, threatened in writing; and

(iii) since the date of the most recent financial statements of the GST Funds included in the Proxy Statement/Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business or properties of any of the GST Funds (other than changes in the ordinary course of business, including, without limitation, dividends and other distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/Prospectus (or any supplement thereto).

(d) At the Valuation Time and Effective Time, except as previously disclosed to Coventry Group in writing, and except as have been corrected as required by applicable Law, and to the best of GST’s Knowledge, there shall have been no material miscalculations of the net asset value of any GST Fund or the net asset value per share of any series of shares during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act. At the Valuation Time and Effective Time, all liabilities chargeable to each share class of a GST Fund which are required to be reflected in the net asset value per share of a share class of a GST Fund in accordance with applicable Law will be reflected in the net asset value per share of such share class of a GST Fund.

(e) The Secretary of Coventry Group shall have received the confirmation from GST required under paragraph 3.3 of this Agreement.

(f) GST shall have duly executed and delivered to Coventry Group, on behalf of each GST Fund, such assumptions of Liabilities and other instruments as Coventry Group may reasonably deem necessary or desirable to evidence the transactions contemplated by this Agreement, including the assumption of all of the Liabilities of each Signal Fund by the respective Transaction Party of such Signal Fund, other than the Excluded Liabilities.

(g) Coventry Group shall have completed to its satisfaction its due diligence review of GST and each GST Fund.

6.2 Conditions Precedent to Obligations of GST. The obligation of GST to conclude the transactions provided for herein shall be subject, at its election, to the performance by Coventry Group of all of the obligations to be performed by it hereunder at or before the Effective Time, and, in addition thereto, to the following further conditions unless waived by GST in writing:

(a) All representations and warranties of Coventry Group, on behalf of itself and the Signal Funds, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that Coventry Group shall be given a period of 30 Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b) Coventry Group shall have furnished to GST the opinion of Dechert LLP dated as of the Effective Time, substantially to the effect that:

(i) Coventry Group is a validly existing voluntary association under Massachusetts Law and has full power under the Coventry Group Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii) Coventry Group is registered with the SEC under the 1940 Act as an open-end management investment company and its registration with the SEC is in full force and effect;

(iii) all issued and outstanding Signal Fund shares of each series as of the Effective Time are duly authorized, validly issued, fully paid and non-assessable under Massachusetts Law (except that shareholders of Coventry Group may under certain circumstances be held personally liable for its obligations); and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;

(iv) except as disclosed in writing to GST, such counsel knows of no material legal proceedings pending or threatened against Coventry Group;

(v) this Agreement has been duly authorized, executed and delivered under the applicable Laws of the State of Massachusetts by Coventry Group and, assuming due authorization, execution and delivery by GST, constitutes a valid and legally binding obligation of Coventry Group, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights generally and to general equity principles;

(vi) to the Knowledge of such counsel, as of the date of its mailing, the Proxy Statement/Prospectus, and as of the date of its filing, the Registration Statement (other than the financial statements and other financial and statistical information contained therein, as to which such counsel need express no opinion) comply as to form in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder;

(vii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the Coventry Group Governing Documents or any material agreement or instrument known to such counsel to which Coventry Group is a party or by which any properties belonging to Coventry Group may be bound;

(viii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material violation by Coventry Group or a Signal Fund of any terms, conditions, or provisions of any federal securities Law or Massachusetts Law; and

(ix) to the Knowledge of such counsel, no consent, approval, authorization or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and Massachusetts Law and except such as may be required under state securities Laws.

In rendering such opinion, Dechert LLP may rely upon certificates of officers of Coventry Group and of public officials as to matters of fact.

Such opinion (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information furnished therein with respect to the Signal Funds with certain officers of Coventry Group and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the mailing date of the Proxy Statement/Prospectus and on the effective date of the Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to the information furnished with respect to Coventry Group and the Signal Funds, the Proxy Statement/Prospectus, Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel do not express any opinion or belief as to the financial statements, other financial data, statistical data or financial information relating to Coventry Group and the Signal Funds contained or incorporated by reference in the Registration Statement; (iii) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to GST; and (iv) shall state that such opinion is solely for the benefit of GST and its trustees and officers.

(c) Coventry Group shall have furnished to GST the unaudited statements required by paragraph 5.6.

(d) Coventry Group shall have furnished to GST a certificate of Coventry Group, signed by the president and treasurer of Coventry Group, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

(i) the representations and warranties of Coventry Group in this Agreement are true and correct in all material respects on and as of the Effective Time and Coventry Group has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and

(ii) since the date of the most recent financial statements of the Signal Funds included in the Proxy Statement/Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business or properties of any of the Signal Funds (other than changes in the ordinary course of business, including, without limitation, dividends and other distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/Prospectus (or any supplement thereto).

(e) Coventry Group shall have duly executed and delivered to GST, on behalf of each Signal Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to Coventry Group’s custodian and instructions to GST’s transfer agent (“Transfer Documents”) as GST may reasonably deem necessary or desirable to evidence the transfer to the respective Transaction Party of such Signal Fund all of the right, title and interest of such Signal Fund in and to the respective Fund Assets of such Signal Fund. In each case, the Fund Assets of each Signal Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

(f) GST shall have received: (i) a certificate of an authorized signatory of Huntington, as custodian for Coventry Group, stating that the Fund Assets of each Signal Fund have been delivered to GST; (ii) a certificate of an authorized signatory from State Street, as custodian for GST, stating that the Fund Assets of each Signal Fund has been received; and (iii) a certificate of an authorized signatory of Coventry Group confirming that Coventry Group has delivered its records containing the names and addresses of the record holders of each series of Signal Fund shares and the number and percentage (to three decimal places) of ownership of each series of Signal Fund shares owned by each such holder as of the close of business at the Valuation Time.

(g) At the Valuation Time and Effective Time, except as previously disclosed to GST in writing, and except as have been corrected as required by applicable Law, and to the best of Coventry Group’s Knowledge, there shall have been no material miscalculations of the net asset value of any Signal Fund or the net asset value per share of any series of shares during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act. At the Valuation Time and Effective Time, all Liabilities chargeable to each share class of a Signal Fund which are required to be reflected in the net asset value per share of a share class of a Signal Fund in accordance with applicable Law will be reflected in the net asset value per share of such share class of a Signal Fund.

(h) GST shall have completed to its satisfaction its due diligence review of Coventry Group and each Signal Fund.

(i) Coventry Group’s agreements with each of its service contractors shall have terminated at the Effective Time with respect to each Signal Fund, and each Party has received assurance that no claims for damages (liquidated or otherwise) will arise as a result of such termination.

6.3 Other Conditions Precedent. Unless waived in writing by the Parties with the consent of their respective boards of trustees, the consummation of each Fund Transaction is subject to the fulfillment, prior to or at the Effective Time, of each of the following conditions:

(a) This Agreement and the transactions contemplated herein, with respect to a particular Fund Transaction, shall have been approved by the requisite vote of the holders of the outstanding shares of the Signal Fund that is a party to such Fund Transaction in accordance with the provisions of the Coventry Group Governing Documents, applicable Massachusetts Law and the 1940 Act. Notwithstanding anything herein to the contrary, neither Coventry Group nor GST may waive the conditions set forth in this paragraph 6.3(a) with respect to a Fund Transaction.

(b) The Registration Statement shall have become effective under the 1933 Act, and no stop order suspending effectiveness of the Registration Statement shall have been issued and no proceedings for that purpose shall have been pending or threatened in writing.

(c) Coventry Group and GST shall have received an opinion or opinions from Drinker Biddle & Reath LLP (based upon certain facts, qualifications, assumptions and representations) that with respect to the Reorganization, for federal income tax purposes:

(i) Each Fund Transaction will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each GST Fund and Signal Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii) each Signal Fund will recognize no gain or loss (A) upon the transfer of its Fund Assets to the corresponding GST Fund in exchange for GST Shares of such GST Fund and the assumption of all of the Liabilities of such Signal Fund, and (B) upon the distribution of those GST Shares to the shareholders of such Signal Fund;

(iii) each GST Fund will recognize no gain or loss upon the receipt of the Fund Assets of the corresponding Signal Fund in exchange for GST Shares of such GST Fund and the assumption of all of the Liabilities of such Signal Fund;

(iv) the tax basis in the hands of each GST Fund of each asset of the corresponding Signal Fund transferred to such GST Fund in the Reorganization will be the same as the basis of that asset in the hands of such Signal Fund immediately before the transfer;

(v) the holding period of each asset of each Signal Fund in the hands of the corresponding GST Fund will include the period during which that asset was held by such Signal Fund;

(vi) the shareholders of each Signal Fund will recognize no gain or loss upon their receipt of GST Shares of the corresponding GST Fund;

(vii) the aggregate tax basis of the GST Shares of the corresponding GST Fund received by each shareholder of a Signal Fund will equal the aggregate tax basis of the Signal Fund shares surrendered in exchange therefor;

(viii) the holding period of GST Shares received by each Signal Fund shareholder will include the holding period of the Signal Fund shares surrendered in exchange therefor, provided that the Signal Fund shares are held by that shareholder as capital assets on the date of the exchange; and

(ix) each GST Fund will succeed to and take into account the tax attributes of the corresponding Signal Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

The delivery of the foregoing opinion is conditioned upon receipt by Drinker Biddle & Reath LLP of representations that it shall request of the Parties.

(d) At the Effective Time, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, and there shall be no proceedings pending that would seek to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. No Action or Proceeding against Coventry Group or GST or their respective officers or trustees shall be threatened in writing or pending before any court or other Governmental or Regulatory Body in which it will seek, or seeks to restrain or prohibit any of the transactions contemplated by this Agreement or to obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.

ARTICLE VII

EXPENSES

Coventry Group and GST and their respective shareholders will not bear any fees, expenses or explicit brokerage commissions in connection with the transactions contemplated by this Agreement. The responsibility for payment of all of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are concluded, shall be allocated among Signal Capital, and GSAM (or any Affiliate thereof) as Signal Capital, and GSAM shall agree.

ARTICLE VIII

AMENDMENTS AND TERMINATION

8.1 Amendments. The Parties may amend this Agreement in such manner as may be agreed upon, whether before or after the meetings of shareholders of the Signal Funds at which action upon this Agreement and the transactions contemplated hereby is to be taken; provided, however, that after the requisite approval of the shareholders of a Signal Fund has been obtained, this Agreement shall not be amended or modified so as to change the provisions with respect to the transactions herein contemplated in any manner that would materially and adversely affect the rights of such shareholders without their further approval. Nothing in this paragraph 8.1 shall be construed to prohibit the Parties from amending this Agreement to change the Valuation Time or Effective Time.

8.2 Termination. Notwithstanding anything in this Agreement to the contrary, this Agreement may be terminated at any time prior to the Effective Time:

(a) by the mutual written consent of the Parties;

(b) by Coventry Group (i) following a material breach by GST of any of its representations, warranties or covenants contained in this Agreement, provided that GST shall have been given a period of 10 Business Days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so; (ii) if any of the conditions set forth in paragraphs 6.1 and 6.3 are not satisfied as specified in said paragraphs on or before December 31, 2007; or (iii) upon the occurrence of an event which has a Material Adverse Effect upon GST or a GST Fund;

(c) by GST (i) following a material breach by Coventry Group of any of its representations, warranties or covenants contained in this Agreement, provided that Coventry Group shall have been given a period of 10 Business Days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so; (ii) if any of the conditions set forth in paragraphs 6.2 and 6.3 are not satisfied as specified in said paragraphs on or before December 31, 2007; or (iii) upon the occurrence of an event which has a Material Adverse Effect upon the Coventry Group or a Signal Fund;

(d) by either Party by written notice to the other Party following a determination by the terminating Party’s Board that the consummation of the Reorganization is not in the best interest of its shareholders; or

(e) by either Party if the Effective Time does not occur by December 31, 2007.

If a Party terminates this Agreement in accordance with this paragraph 8.2, in the absence of willful default there shall be no liability for damages on the part of any Party, or the trustees or officers of such Party. In the event of willful default, all remedies at Law or in equity of the Party adversely affected shall survive.

ARTICLE IX

PUBLICITY; CONFIDENTIALITY

9.1 Publicity. Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the Parties mutually shall agree in writing, provided that nothing herein shall prevent either Party from making such public announcements as may be required by Law, in which case the Party issuing such statement or communication shall advise the other Party prior to such issuance.

9.2 Confidentiality. (a) The Parties, GSAM, and Signal Capital (for purposes of this paragraph 9.2, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and Affiliated Persons to hold, in strict confidence, and not disclose to any other Person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to Governmental or Regulatory Bodies, and, where necessary, to any other Person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable Law; (iii) if it is publicly available through no act or failure to act of such Party; (iv) if it was already known to such Party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Agreement, the Parties, GSAM, and Signal Capital agree that they along with their board members, employees, representative agents and Affiliated Persons shall, and shall cause their Affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other Persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and Affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable Law; (ii) if it is publicly available through no act or failure to act of such Party; (iii) if it was already known to such Party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

ARTICLE X

MISCELLANEOUS

10.1 Entire Agreement. This Agreement (including any schedules delivered pursuant hereto, which are a part hereof) constitutes the entire agreement of the Parties with respect to the matters covered by this Agreement. This Agreement supersedes any and all prior understandings, written or oral, between the Parties and may be amended, modified, waived, discharged or terminated only by an instrument in writing signed by an authorized executive officer of the Party against which enforcement of the amendment, modification, waiver, discharge or termination is sought.

10.2 Notices. All notices or other communications under this Agreement shall be in writing and sufficient if delivered personally, by overnight courier, by facsimile, telecopied (if confirmed) or sent via registered or certified mail, postage prepaid, return receipt requested, addressed as follows (notices or other communication sent via e-mail shall not constitute notice):

If to Coventry Group:

The Coventry Group
3435 Stelzer Rd.
Columbus, OH 43219
Attention:
Telephone No.:
Facsimile No.:
E-mail:

With copies (which shall not constitute notice) to:

Dechert LLP (counsel to Coventry Group)
1775 I Street, N.W.
Washington, DC 20006
Attention: Patrick W.D. Turley, Esq.
Telephone No.: (202) 261-3364
Facsimile No.: (202) 261-3333
E-mail: Patrick.Turley@dechert.com

Signal Capital Management, Inc.
One Main Street
Evansville, Indiana 47708
Attention:
Telephone No.:
Facsimile No.:
E-mail:

If to GST or GSAM:

Goldman Sachs Trust
32 Old Slip
New York, NY 10005
Attention: Peter V. Bonanno, Esq.
Telephone No.: (212) 357-3184
Facsimile No.: (212) 902-4140
E-mail: Peter.Bonanno@gs.com

With a copy (which shall not constitute notice) to:

Drinker Biddle & Reath LLP (counsel to GST)
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103-6996
Attention: Kenneth L. Greenberg, Esq.
Telephone No.: (215) 988-1152
Facsimile No.: (215) 988-2757
E-mail: Kenneth.Greenberg@dbr.com

10.3 Waiver. The failure of either Party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either Party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach. Except as provided in paragraph 6.3(a), a Party may waive any condition to its obligations hereunder (such waiver to be in writing and authorized by an authorized officer of the waiving Party).

10.4 Assignment. This Agreement shall inure to the benefit of and be binding upon the Parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either Party without the written consent of the other Party. Nothing herein express or implied is intended to or shall confer any rights, remedies or benefits upon any Person other than the Parties hereto.

10.5 Survival. Except as provided in the next sentence, the respective representations, warranties and covenants contained in this Agreement and in any certificates or other instruments exchanged at the Effective Time as provided in Article VI hereto shall not survive the consummation of the transactions contemplated hereunder. The covenants in paragraphs 1.3, 1.5, 5.6, 9.2, 10.9, 10.14 and 10.15, this paragraph 10.5 and Article VII shall survive the consummation of the transactions contemplated hereunder.

10.6 Headings. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

10.7 Counterparts. This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same agreement.

10.8 Governing Law. This Agreement shall be governed by and construed in accordance with the Laws of the State of Delaware, without regard to its principles of conflicts of Laws.

10.9 Further Assurances. Subject to the terms and conditions herein provided, each of the Parties hereto shall use its reasonable best efforts to take, or cause to be taken, such action to execute and deliver, or cause to be executed and delivered, such additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable Law to consummate and make effective the Fund Transactions contemplated by this Agreement, including, without limitation, delivering and/or causing to be delivered to the other Party hereto each of the items required under this Agreement as a condition to such Party’s obligations hereunder. In addition, Coventry Group shall deliver or cause to be delivered to GST at the Closing, the Books and Records of each Signal Fund (regardless of whose possession they are in).

10.10 Beneficiaries. Nothing contained in this Agreement shall be deemed to create rights in Persons not Parties (including, without limitation, any shareholder of GST or Coventry Group).

10.11 Failure of Any Fund(s) to Consummate the Transactions.

The failure of any GST Fund or Signal Fund to consummate its Fund Transaction shall not affect the consummation or validity of the Fund Transaction with respect to any other GST Fund or Signal Fund, and the provisions of this Agreement shall be construed to effect this intent. In the event that any Signal Fund fails to obtain the required shareholder vote for approval of this Agreement with respect to the Fund Transaction in which it is participating at or prior to the Effective Time, the Parties shall continue the solicitation of the shareholders of the applicable Signal Fund. If approval of this Agreement is denied by the shareholders of a Signal Fund, such Signal Fund shall resolicit such shareholders and make such new or amended filings as are required or desirable to obtain such shareholder approval. Notwithstanding the foregoing, if the required shareholder vote for approval of this Agreement with respect to any Fund Transaction has not been obtained on or before the nine month anniversary of the Effective Time (and before the date specified in paragraph 8.2(e)), then either Party shall have the right to terminate the affected Fund Transaction.

10.12 Validity. Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by Law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

10.13 Effect of Facsimile Signature. A facsimile signature of an authorized officer of a Party hereto on any Transfer Document shall have the same effect as if executed in the original by such officer.

10.14 GST Liability. The name “Goldman Sachs Trust” is the designation of the trustees for the time being under an Agreement and Declaration of Trust dated January 28, 1997, as amended from time to time, and all Persons dealing with GST or a GST Fund must look solely to the property of GST or such GST Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of GST. No GST Fund shall be liable for any claims against any other GST Fund. Both Parties along with GSAM, and Signal Capital specifically acknowledge and agree that any liability of GST under this Agreement with respect to a particular GST Fund, or in connection with the transactions contemplated herein with respect to a particular GST Fund, shall be discharged only out of the assets of the particular GST Fund and that no other portfolio of GST shall be liable with respect thereto.

10.15 Coventry Group Liability. The name Coventry Group is the designation of the trustees for the time being under an Agreement and Declaration of Trust dated January 8, 1992 and all Persons dealing with Coventry Group or a Signal Fund must look solely to the property of Coventry Group or such Signal Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of Coventry Group. No Signal Fund shall be liable for any claims against any other Signal Fund. Both Parties along with GSAM, and Signal Capital specifically acknowledge and agree that any liability of Coventry Group under this Agreement with respect to a particular Signal Fund, or in connection with the transactions contemplated herein with respect to a particular Signal Fund, shall be discharged only out of the assets of the particular Signal Fund and that no other portfolio of Coventry Group shall be liable with respect thereto.

ARTICLE XI

DEFINITIONS

As used in this Agreement, the following terms have the following meanings:

“Action or Proceeding” means any action, suit or proceeding by any Person, or any investigation or audit by any Governmental or Regulatory Body.

“Affiliate” means, with respect to any Person, any other Person controlling, controlled by or under common control with such first Person.

“Agreement” has the meaning specified in the preamble.

“Books and Records” means Coventry Group’s or GST’s accounts, books, records or other documents (including but not limited to minute books, stock transfer ledgers, financial statements, tax returns and related work papers and letters from accountants, and other similar records) required to be maintained by Coventry Group or GST with respect to the Signal Funds or GST Funds, as applicable, pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder.

“Business Day” means a day other than Saturday, Sunday or a day on which banks located in New York City are authorized or obligated to close.

“Closing” has the meaning specified in paragraph 3.1.

“Code” has the meaning specified in the recitals.

“corresponding,” when used with respect to a GST Fund or a Signal Fund, has the meaning specified in the recitals.

“Coventry Group” has the meaning specified in the preamble.

“Coventry Group Board” has the meaning specified in the recitals.

“Coventry Group Governing Documents” has the meaning specified in paragraph 1.1.

“Delaware Law” has the meaning specified in paragraph 1.1.

“Effective Time” has the meaning specified in paragraph 3.1.

“Excluded Liabilities” has the meaning specified in paragraph 1.3.

“Fund Assets” means all properties and assets of every kind and description whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, but not limited to, any claims that Coventry Group may have against Signal Capital to the extent the same may be assigned by Coventry Group without Signal Capital’s consent (such consent, however, will not be unreasonably withheld)) and receivables (including dividend and interest receivable), goodwill and other intangible property, Books and Records, and all interests, rights, privileges and powers, owned by Coventry Group on behalf of a Signal Fund, and any prepaid expenses shown on a Signal Fund’s books at the Valuation Time, excluding (a) the estimated costs of extinguishing any Excluded Liability; (b) cash in an amount necessary to pay dividends pursuant to paragraph 5.8, and (c) Coventry Group’s rights under this Agreement.

“Fund Transaction” has the meaning specified in paragraph 1.1.

“Governmental or Regulatory Body” means any court, tribunal, or government or political subdivision, whether federal, state, county, local or foreign, or any agency, authority, official or instrumentality of any such government or political subdivision.

“GSAM” has the meaning specified in the preamble.

“GST” has the meaning specified in the preamble.

“GST Board” has the meaning specified in the recitals.

“GST Fund” and “GST Funds” each has the meaning specified in the preamble.

“GST Governing Documents” has the meaning specified in paragraph 4.2(a).

“GST Shares” has the meaning specified in paragraph 1.4.

“Huntington” has the meaning specified in paragraph 2.4.

“Independent Trustees” has the meaning specified in the recitals.

“Knowledge” means (i) with respect to Coventry Group and any applicable Signal Fund, the actual knowledge after reasonable inquiry of Coventry Group’s trustees or officers, and Signal Capital in its capacity as a service provider to Coventry Group and (ii) with respect to GST and any applicable GST Fund, the actual knowledge after reasonable inquiry of GST’s trustees or officers, or GSAM in its respective capacity as a service provider to GST.

“Known Liabilities” means, with respect to Coventry Group and any applicable Signal Fund, those Liabilities of which Coventry Group’s trustees or officers, Signal Capital, or any administrator, distributor, transfer agent, shareholder servicing agent, auditor, or custodian has Knowledge.

“Law” means any law, statute, rule, regulation or ordinance of any Governmental or Regulatory Body.

“Liabilities” means all existing and future liabilities and obligations of any nature, whether known or unknown, accrued or unaccrued, absolute or contingent, conditional or unmatured, or otherwise of a Signal Fund including, but not limited to, (i) those reflected on an unaudited statement of assets and liabilities of a Signal Fund prepared by Coventry Group as of the Valuation Time in accordance with U.S. generally accepted accounting principles consistently applied from the prior audited reporting period and reviewed and approved by the respective treasurers of GST and Coventry Group at the Effective Time and (ii) all obligations of the Coventry Group to indemnify and hold harmless the trustees of Coventry Group as of the date hereof with respect to any actions or omissions involving the Signal Funds but excluding all such obligations with respect to the officers of the Coventry Group. “Liabilities” does not include, and GST and the GST Funds shall not assume, any Excluded Liabilities.

“Massachusetts Law” has the meaning specified in paragraph 1.1.

“Material Adverse Effect” as to any Person means a material adverse effect on the business, results of operations or financial condition of such Person. For purposes of this definition, a decline in net asset value of a Signal Fund or GST Fund arising out of its investment operations or declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing interests in such fund, shall not constitute a “Material Adverse Effect.”

“NYSE” has the meaning specified in paragraph 2.5.

“1940 Act” has the meaning specified in the recitals.

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Order” means any writ, judgment, decree, injunction or similar order of any Government or Regulatory Body, in each case whether preliminary or final.

“Party” and “Parties” each has the meaning specified in the preamble.

“Person” means any individual, corporation, partnership, limited liability company, firm, joint venture, association, joint-stock company, trust, unincorporated organization, Governmental or Regulatory Body or other entity.

“Protected Persons” has the meaning specified in paragraph 9.2.

“Proxy Statement/Prospectus” has the meaning specified in paragraph 4.1(p).

“Registration Statement” has the meaning specified in paragraph 4.1(p).

“Reorganization” has the meaning specified in the recitals.

“SEC” means the U.S. Securities and Exchange Commission.

“Signal Capital” has the meaning specified in the preamble.

“Signal Fund” and “Signal Funds” each has the meaning specified in the preamble.

“State Street” has the meaning specified in paragraph 2.4.

“Transaction Party” has the meaning specified in paragraph 1.1.

“Transfer Documents” has the meaning specified in paragraph 6.2(e).

“Valuation Time” has the meaning specified in paragraph 2.5.

[SIGNATURE PAGE FOLLOWS]

IN WITNESS WHEREOF, the Parties, Signal Capital, and GSAM have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

THE COVENTRY GROUP

By:

Name:	R. Jeffrey Young
Title:	President

GOLDMAN SACHS TRUST

By:
Name: James Fitzpatrick

Title:	Vice President

Solely for purposes of Article VII and Paragraphs 1.3, 1.5, 5.1, 9.2, 10.5, 10.14 and 10.15
SIGNAL CAPITAL
MANAGEMENT, INC.

By:
Name:

Title:
Solely for purposes of Article VII and Paragraphs 5.1, 9.2, 10.5, 10.14 and 10.15
GOLDMAN SACHS
ASSET MANAGEMENT, L.P.

By:
Name: James Fitzpatrick

Title:	Managing Director

EXHIBIT A

The Signal Funds and Corresponding GST Funds Transaction Parties

Signal Funds	Goldman Sachs Trust

Large Cap Growth Fund	Goldman Sachs Structured Large Cap Growth Fund
Class A Shares	Class A Shares
Class I Shares	Institutional Shares
Income Fund	Goldman Sachs Core Fixed Income Fund
Class A Shares	Class A Shares
Class I Shares	Institutional Shares
Tax-Exempt Income Fund	Goldman Sachs Municipal Income Fund
Class A Shares	Class A Shares
Class I Shares	Institutional Shares

PART B
GOLDMAN SACHS TRUST
Goldman Sachs Structured Large Cap Growth Fund
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Municipal Income Fund
Statement of Additional Information
                                        , 2007

Acquisition of substantially all of the assets and liabilities of:	By and in exchange for shares of:

Signal Large Cap Growth Fund	Goldman Sachs Structured Large Cap Growth Fund

Signal Income Fund	Goldman Sachs Core Fixed Income Fund

Signal Tax Exempt Income Fund	Goldman Sachs Municipal Income Fund

(collectively, the “Signal Funds”)	(collectively, the “GST Funds”)

(a series of Goldman Sachs Trust)
(a series of The Coventry Group)	71 South Wacker
3435 Stelzer Road	Suite 500
Columbus, OH 43219	Chicago, Illinois 60600
     This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Combined Proxy Statement/Prospectus dated                     , 2007 (the “Proxy Statement/Prospectus”) relating specifically to the Special Meeting of Shareholders of the Signal Funds of the Coventry Group which will be held on                                         , 2007. A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling Goldman, Sachs & Co. toll free at 800-526-7384. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganization is expected to occur in accordance with the terms of the Reorganization Agreement.

General Information:
     This SAI and the Proxy Statement/Prospectus are related to the proposed acquisition of all of the assets of the Signal Funds by its corresponding GST Fund and the assumption by the GST Funds of substantially all of the liabilities of the Signal Funds. Such assets and liabilities of each Signal Fund are proposed to be exchanged for Class A Shares and Institutional Shares of the corresponding GST Fund having an aggregate value equal to the net asset value of the particular Signal Fund’s Class A and Institutional Shares as of the Valuation Date. At the effective time of the reorganization, each corresponding GST Fund will distribute shares to each holder of the Signal Fund’s shares in an amount equal in value to the shareholder’s Signal Fund shares as of the effective time of the reorganization and each Signal Fund will completely liquidate (collectively, the “Reorganization”).
Incorporation of Documents By Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents:
(1)	Statement of Additional Information dated August 1, 2006 with respect to the Signal Funds (previously filed on EDGAR, Accession No. 0000950152-06-006338).

(2)	The audited financial statements and related report of the independent registered public accounting firm included in the Coventry Group’s Annual Report to Shareholders for the fiscal year ended March 31, 2006 with respect to the Signal Funds (previously filed on EDGAR, Accession No. 0000950152-06-005038). No other parts of the Annual Report are incorporated herein by reference.

(3)	The unaudited financial statements included in the Coventry Group’s Semi-Annual Report to Shareholders for the fiscal period ended September 30, 2006 with respect to the Signal Funds (previously filed on EDGAR, Accession No. 0000950152-06-010000). No other parts of the Semi-Annual Report are incorporated herein by reference.

(4)	Statement of Additional Information dated December 29, 2006, as amended January 8, 2007 with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Structured International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Concentrated International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Equity Fund, Goldman Sachs BRIC Fund and Goldman Sachs Concentrated Growth Fund (previously filed on EDGAR, Accession No. 0000950123-07-000202).

(5)	Statement of Additional Information dated February 28, 2006, as amended July 12, 2006, with respect to Class A Shares, Class B Shares, Class C Shares, Service

Shares, Institutional Shares, Administration Shares and Separate Account Institutional Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Government Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund, Goldman Sachs New York Intermediate AMT-Free Municipal Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs High Yield Fund and Goldman Sachs Emerging Markets Debt Fund (previously filed on EDGAR, Accession No. 0000950123-06-007805).

(6)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2006 with respect to the Goldman Sachs Structured Large Cap Growth Fund (previously filed on EDGAR, Accession No. 0000950123-06-013820). No other parts of the Annual Report are incorporated herein by reference.

(7)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the Goldman Sachs Core Fixed Income Fund (previously filed on EDGAR, Accession No. 0000950123-07-000670). No other parts of the Annual Report are incorporated herein by reference.

(8)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the Goldman Sachs Municipal Income Fund (previously filed on EDGAR, Accession No. 0000950123-07-000671). No other parts of the Annual Report are incorporated herein by reference.
Pro Forma Financial Statements
     Under the Reorganization Agreement, each Signal Fund is proposed to be reorganized into the GST Fund listed directly opposite such Fund in the table below.

Signal Fund	GST Fund
Signal Large Cap Growth Fund	Goldman Sachs Structured Large Cap Growth Fund
Signal Income Fund	Goldman Sachs Core Fixed Income Fund
Signal Tax Exempt Income Fund	Goldman Sachs Municipal Income Fund

     No pro forma information has been prepared for the reorganization of the Signal Large Cap Growth Fund, Signal Income Fund and Signal Tax Exempt Income Fund because as of January 19, 2007, the net asset value of such Signal Funds did not exceed 10% of the net asset value of the Goldman Sachs Large Cap Growth Fund, Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Municipal Income Fund, respectively, and, therefore pro forma financial information is not required.

GOLDMAN SACHS TRUST
FORM N-14
PART C – OTHER INFORMATION
Item 15.     Indemnification
     Article IV of the Agreement and Declaration of Trust of Goldman Sachs Trust, a Delaware statutory trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (1)(a).
     The Management Agreement with each of the Funds (other than the ILA Portfolios) provides that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreement. Section 7 of the Management Agreement with respect to the ILA Portfolios provides that the ILA Portfolios will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its willful misfeasance, bad faith or gross negligence or the Adviser’s reckless disregard of its obligation under the Management Agreement. The Management Agreements are incorporated herein by reference to Exhibits (6)(a) through (6)(g).
     Section 9 of the Distribution Agreement between the Registrant and Goldman, Sachs & Co. dated April 30, 1997, as amended October 30, 2003 and Section 7 of the Transfer Agency Agreements between the Registrant and Goldman, Sachs & Co. dated July 15, 1991, May 1, 1988, April 30, 1997 and April 6, 1990 each provide that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. The Distribution Agreement is incorporated herein by reference as Exhibit (7)(a). The Transfer Agency Agreements are incorporated herein by reference as Exhibits (13)(c), (13)(d), (13)(e), and (13)(f), respectively.
     Mutual fund and trustees and officers liability policies purchased jointly by the Registrant, Trust for Credit Unions, Goldman Sachs Variable Insurance Trust and The Commerce Funds insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
Item 16.     Exhibits
     The following exhibits relating to Goldman Sachs Trust are incorporated herein by reference to Post-Effective Amendment No. 26 to Goldman Sachs Trust’s Registration Statement on Form N-1A (Accession No. 000950130-95-002856); to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950130-96-004931);

to Post-Effective Amendment No. 29 to such Registration Statement (Accession No. 0000950130-97-000573); to Post-Effective Amendment No. 31 to such Registration Statement (Accession No. 0000950130-97-000805); to Post-Effective Amendment No. 32 to such Registration Statement (Accession No. 0000950130-97-0001846); to Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950130-97-004495); to Post-Effective Amendment No. 41 to such Registration Statement (Accession No 0000950130-98-000676); to Post-Effective Amendment No. 43 to such Registration Statement (Accession No. 0000950130-98-000965); to Post-Effective Amendment No. 44 to such Registration Statement (Accession No. 0000950130-98-002160); to Post-Effective Amendment No. 46 to such Registration Statement (Accession No. 0000950130-98-003563); to Post-Effective Amendment No. 47 to such Registration Statement (Accession No. 0000950130-98-004845); to Post-Effective Amendment No. 48 to such Registration Statement (Accession No. 0000950109-98-005275); to Post-Effective Amendment No. 50 to such Registration Statement (Accession No. 0000950130-98-006081); to Post-Effective Amendment No. 51 to such Registration Statement (Accession No. 0000950130-99-000178); to Post-Effective Amendment No. 52 to such Registration Statement (Accession No. 0000950130-99-000742); to Post-Effective Amendment No. 53 to such Registration Statement (Accession No. 0000950130-99-001069); to Post-Effective Amendment No. 54 to such Registration Statement (Accession No. 0000950130-99-002212); to Post-Effective Amendment No. 55 to such Registration Statement (Accession No. 0000950109-99-002544); to Post-Effective Amendment No. 56 to such Registration Statement (Accession No. 0000950130-99-005294); to Post-Effective Amendment No. 57 to such Registration Statement (Accession No. 0000950109-99-003474); to Post-Effective Amendment No. 58 to such Registration Statement (Accession No. 0000950109-99-004208); to Post-Effective Amendment No. 59 to such Registration Statement (Accession No. 0000950130-99-006810); to Post-Effective Amendment No. 60 to such Registration Statement (Accession No. 0000950109-99-004538) (no exhibits filed as part of this Amendment); to Post-Effective Amendment No. 61 to such Registration Statement (Accession No. 0000950130-00-000099) (no exhibits filed as part of this Amendment); to Post-Effective Amendment No. 62 to such Registration Statement (Accession No. 0000950109-00-000585); to Post-Effective Amendment No. 63 to such Registration Statement (Accession No. 0000950109-00-001365); to Post-Effective Amendment No. 64 to such Registration Statement (Accession No. 0000950130-00-002072); to Post-Effective Amendment No. 65 to such Registration Statement (Accession No. 0000950130-00-002509); to Post-Effective Amendment No. 66 to such Registration Statement (Accession No. 0000950130-00-003033); to Post-Effective Amendment No. 67 to such Registration Statement (Accession No. 0000950130-00-003405); to Post-Effective Amendment No. 68 to such Registration Statement (Accession No. 0000950109-00-500123); to Post-Effective Amendment No. 69 to such Registration Statement (Accession No. 0000950109-00-500156); to Post-Effective Amendment No. 70 to such Registration Statement (Accession No. 0000950109-01-000419); to Post-Effective Amendment No. 71 to such Registration Statement (Accession No. 0000950109-01-500094); to Post-Effective Amendment No. 72 to such Registration Statement (Accession No. 0000950109-01-500540); to Post-Effective Amendment No. 73 to such Registration Statement (Accession No. 0000950123-01-509514); to Post-Effective Amendment No. 74 to such Registration Statement (Accession No. 0000950123-02-002026); to Post-Effective Amendment No. 75 to such Registration Statement (Accession No. 0000950123-02-003780); to Post-Effective Amendment No. 76 to such Registration Statement (Accession No. 0000950123-02-006143); to Post-Effective Amendment No. 77 to such Registration Statement (Accession

No. 0000950123-02-006151); to Post-Effective Amendment No. 78 to such Registration Statement (Accession No. 0000950123-02-007177); to Post-Effective Amendment No. 79 to such Registration Statement (Accession No. 0000950123-02-011711); to Post-Effective Amendment No. 80 to such Registration Statement (Accession No. 0000950123-02-011988); to Post-Effective Amendment No. 81 to such Registration Statement (Accession No. 0000950123-03-001754); to Post-Effective Amendment No. 82 to such Registration Statement (Accession No. 0000950123-03-004262); to Post-Effective Amendment No. 83 to such Registration Statement (Accession No. 0000950123-03-007054); to Post-Effective Amendment No. 84 to such Registration Statement (Accession No. 0000950123-03-009618); to Post-Effective Amendment No. 85 to such Registration Statement (Accession No. 0000950123-03-013727); to Post-Effective Amendment No. 86 to such Registration Statement (Accession No. 0000950123-04-002212); to Post-Effective Amendment No. 87 to such Registration Statement (Accession No. 0000950123-04-003073); to the Registrant’s Registration Statement on Form N-14 relating to the Registrant’s acquisition of the Golden Oak® Family of Funds (“Acquisition”) (Accession No. 0000950123-04-008643); to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-04-004668) to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-04-015178); to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-05-007490); to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-05-011442); to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-05-014459); to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A (0000950123-05-015341); to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-001985); to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-002378); to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-005419); to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-007014); to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-008041); to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-012408); to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-012620); to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-015465); and to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A (0000950123-07-000569).

(1)	(a)	Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950130-97-000573).

	(b)	Amendment No. 1 dated April 24, 1997 to Agreement and Declaration of Trust January 28, 1997. (Accession No. 0000950130-97-004495).

	(c)	Amendment No. 2 dated July 21, 1997 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-97-004495).

(d)	Amendment No. 3 dated October 21, 1997 to the Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676).

(e)	Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676).

(f)	Amendment No. 5 dated April 23, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-004845).

(g)	Amendment No. 6 dated July 22, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-004845).

(h)	Amendment No. 7 dated November 3, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-006081).

(i)	Amendment No. 8 dated January 22, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-000742).

(j)	Amendment No. 9 dated April 28, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950109-99-002544).

(k)	Amendment No. 10 dated July 27, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-005294).

(l)	Amendment No. 11 dated July 27, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-005294).

(m)	Amendment No. 12 dated October 26, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-004208).

(n)	Amendment No. 13 dated February 3, 2000 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950109-00-000585).

(o)	Amendment No. 14 dated April 26, 2000 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-00-002509).

(p)	Amendment No. 15 dated August 1, 2000 to Agreement and Declaration of Trust, as amended, dated January 28, 1997. (Accession No. 0000950109-00-500123).

(q)	Amendment No. 16 dated January 30, 2001 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950109-01-500540).

(r)	Amendment No. 17 dated April 25, 2001 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-01-509514).

(s)	Amendment No. 18 dated July 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

(t)	Amendment No. 19 dated August 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

(u)	Amendment No. 20 dated August 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

(v)	Amendment No. 21 dated January 29, 2003 to the Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-03-001754).

(w)	Amendment No. 22 dated July 31, 2003 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-03-013727).

(x)	Amendment No. 23 dated October 30, 2003 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-03-013727).

(y)	Amendment No. 24 dated May 6, 2004 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-04-008643).

(z)	Amendment No. 25 dated April 21, 2004 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-04-015178).

(aa)	Amendment No. 26 dated November 4, 2004 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-04-015178).

(bb)	Amendment No. 27 dated February 10, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-007490).

(cc)	Amendment No. 28 dated May 12, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-014459).

(dd)	Amendment No. 29 dated June 16, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-014459).

(ee)	Amendment No. 30 dated August 4, 2005 to the Agreement and Declaration of Trust dated January 28, 1977. (Accession No. 0000950123-05-014459)

(ff)	Amendment No. 32 dated December 31, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 (Accession No. 0000950123-05-015341).

(gg)	Amendment No. 31 dated November 2, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-007014).

(hh)	Amendment No. 33 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-007014).

(ii)	Amendment No. 34 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-007014).

(jj)	Amendment No. 36 dated June 15, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-010686).

(kk)	Amendment No. 35 dated May 11, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-008041).

	(ll)	Amendment No. 37 dated August 10, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-015465).

	(mm)	Amendment No. 38 dated November 9, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-015465).

(2)	(a)	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997. (Accession No. 0000950130-97-000573).

	(b)	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated July 27, 1999. (Accession No. 0000950130-99-005294).

	(c)	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated October 30, 2002. (Accession No. 0000950123-02-011711).

	(d)	Amendment to Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated October 30, 2002. (Accession No. 0000950123-04-015178).

	(e)	Amendment No. 1 dated November 4, 2004 to Amended and Restated By-Laws of the Delaware business trust dated January 28, 1997 as amended and restated October 30, 2002. (Accession No. 0000950123-04-007490).

(3)	Not Applicable

(4)	Agreement and Plan of Reorganization dated January , 2007 is incorporated herein by reference to Appendix A to the Combined Proxy Statement/Prospectus.

(5)	Article II, Section 10, Article IV, Section 3, Article V, Article VI, Article VII, Article IX, Section 8 and Section 9 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference as Exhibit (1)(a) and Article III of the Registrant’s Amended and Restated By-Laws incorporated by reference as Exhibit (2)(c).

(6)	(a)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Government Fund, and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676).

	(b)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Adjustable Rate Government Fund, and

Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676).

(c)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Tax-Free Fund, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

(d)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

(e)	Management Agreement dated April 30, 1997 between the Registrant, on behalf of Goldman Sachs — Institutional Liquid Assets, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

(f)	Management Agreement dated April 30, 1997 between Registrant, Goldman Sachs Asset Management, Goldman Sachs Fund Management L.P. and Goldman, Sachs Asset Management International. (Accession No. 0000950109-98-005275).

(g)	Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

(h)	Amended Annex A to Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management (Conservative Strategy Portfolio) (Accession No. 0000950130-99-000742).

(i)	Amended Annex A dated April 28, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-99-002544).

(j)	Amended Annex A dated July 27, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950130-99-005294).

(k)	Amended Annex A dated October 26, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950130-99-004208).

(l)	Amended Annex A dated February 3, 2000 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-00-001365).

(m)	Amended Annex A dated April 26, 2000 to Management Agreement dated April 30, 1997 (Accession No. 0000950130-00-002509).

(n)	Amended Annex A dated January 30, 2001 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-01-500094).

(o)	Amended Annex A dated April 25, 2001 to Management Agreement, dated April 30, 1997. (Accession No. 0000950123-01-509514).

(p)	Amended Annex A dated August 1, 2002 to Management Agreement, dated April 30, 1997. (Accession No. 0000950123-02-011711).

(q)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Short-Duration Tax-Free Fund). (Accession No. 0000950123-03-007054).

(r)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Money Market Funds). (Accession No. 0000950123-03-007054).

(s)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Fixed Income, Equity, Specialty and Money Market Funds). (Accession No. 0000950123-03-007054).

(t)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Core Fixed Income Fund). (Accession No. 0000950123-03-007054).

(u)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Asset Allocation Funds). (Accession No. 0000950123-03-007054).

(v)	Amended Annex A dated July 31, 2003 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-03-009618).

(w)	Amended Annex A dated October 30, 2003 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-03-013727).

(x)	Amended Annex A dated November 2, 2005 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-05-014459).

(y)	Amended Annex A dated November 12, 2005 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-05-014459).

(z)	Amended Annex A dated November 9, 2006 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-06- 015465).

(aa)	Fee Reduction Commitment dated January 1, 2005 among Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International and Goldman Sachs Trust relating to the Capital Growth, CORE Large Cap Growth, CORE U.S. Equity and International Growth Opportunities Funds. (Accession No. 0000950123-04-007490).

(bb)	Fee Reduction Commitment dated February 25, 2005 among Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International and Goldman Sachs Trust relating to the Government Income and Global Income and Funds. (Accession No. 0000950123-04-007490).

(cc)	Fee Reduction Commitment dated April 29, 2005 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the CORE Tax-Managed Equity Fund. (Accession No. 0000950123-04-007490).

(dd)	Fee Reduction Commitment dated April 29, 2005 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Aggressive Growth Strategy, Balanced Strategy, Growth and Income Strategy and Growth Strategy Portfolios. (Accession No. 0000950123-04-007490).

(ee)	Fee Reduction Commitment dated February 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Short Duration Tax-Free Fund. (Accession No. 0000950123-06-015465).

(ff)	Fee Reduction Commitment dated February 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Core Fixed Income Fund. (Accession No. 0000950123-06-015465).

(gg)	Fee Reduction Commitment dated February 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Short Duration Government Fund. (Accession No. 0000950123-06-015465).

(hh)	Fee Reduction Commitment dated February 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Ultra-Short Duration Government Fund. (Accession No. 0000950123-06-015465).

(ii)	Fee Reduction Commitment dated February 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Enhanced Income Fund, Global Income fund, Government Income Fund, Municipal Income Fund, Investment Grade Credit Fund, U.S. Mortgages Fund, High Yield Fund, High Yield Municipal Fund and Emerging Markets Debt Fund. (Accession No. 0000950123-06-015465).

(jj)	Fee Reduction Commitment dated April 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Balanced Fund, CORE Large Cap Value Fund, Growth and Income Fund, Real Estate Securities Fund, Asia Growth Fund, CORE International Equity Fund, CORE U.S. Equity Fund, CORE Large Cap Growth Fund, European Equity Fund, International Equity Fund, Large Cap Value Fund, Strategic Growth Fund, Research Select Fund, CORE Tax-Managed Equity Fund, Tollkeeper Fund, Concentrated Growth Fund, Japanese Equity Fund, CORE Small Cap Equity Fund, Emerging Markets Equity Fund, International Growth Opportunities Fund, Mid-Cap Value Fund, Small Cap Value Fund and Growth Opportunities Fund. (Accession No. 0000950123-06-015465).

(7)	(a)	Distribution Agreement dated April 30, 1997, as amended October 30, 2003. (Accession No. 0000950123-03-013727).

	(b)	Amended Exhibit A dated November 9, 2006 to the Distribution Agreement dated April 30, 1997, as amended October 30, 2003. (Accession No. 0000950123-06-015465).

(8)	Not applicable.

(9)	(a)	Custodian Agreement dated July 15, 1991, between Registrant and State Street Bank and Trust Company. (Accession No. 0000950130-95-002856).

	(b)	Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, filed as Exhibit 8(a). (Accession No. 0000950130-98-000965).

	(c)	Letter Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to the fees payable by Registrant pursuant to the Custodian Agreement, filed as Exhibit 8(b). (Accession No. 0000950130-98-000965).

	(d)	Amendment dated May 28, 1981 to the Custodian Agreement referred to above as Exhibit 9(b). (Accession No. 0000950130-98-000965).

(e)	Fee schedule relating to the Custodian Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and State Street Bank and Trust Company. (Accession No. 0000950130-97-004495).

(f)	Letter Agreement dated June 14, 1984 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to a change in wire charges under the Custodian Agreement, filed as Exhibit 8(d). (Accession No. 0000950130-98-000965).

(g)	Letter Agreement dated March 29, 1983 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to the latter’s designation of Bank of America, N.T. and S.A. as its subcustodian and certain other matters, filed as Exhibit 8(f). (Accession No. 0000950130-98-000965).

(h)	Letter Agreement dated March 21, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to the creation of a joint repurchase agreement account, filed as Exhibit 8(g). (Accession No. 0000950130-98-000965).

(i)	Letter Agreement dated November 7, 1985, with attachments, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, authorizing State Street Bank and Trust Company to permit redemption of units by check, filed as Exhibit 8(h). (Accession No. 0000950130-98-000965).

(j)	Money Transfer Services Agreement dated November 14, 1985, including attachment, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to transfers of funds on deposit with State Street Bank and Trust Company, filed as Exhibit 8(i). (Accession No. 0000950130-98-000965).

(k)	Letter Agreement dated November 27, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, amending the Custodian Agreement. (Accession No. 0000950130-98-000965).

(l)	Letter Agreement dated July 22, 1986 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to a change in wire charges. (Accession No. 0000950130-98-000965).

(m)
Letter Agreement dated June 20, 1987 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, amending the Custodian Agreement. (Accession No. 0000950130-98-000965).

(n)
Letter Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the latter’s designation of Security Pacific National Bank as its subcustodian and certain other matters. (Accession No. 0000950130-98-000965).

(o)
Amendment dated July 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets. (Accession No. 0000950130-98-000965).

(p)
Amendment dated December 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets. (Accession No. 0000950130-98-000965).

(q)	Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company on behalf of Goldman Sachs Capital Growth Fund. (Accession No. 0000950130-98-006081).

(r)
Sub-Custodian Agreement dated March 29, 1983 between State Street Bank and Trust Company and Bank of America, National Trust and Savings Association on behalf of Goldman Sachs Institutional Liquid Assets. (Accession No. 0000950130-98-006081).

(s)
Fee schedule dated January 8, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Conservative Strategy Portfolio). (Accession No. 0000950130-99-000742).

(t)
Fee schedule dated April 12, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Strategic Growth and Growth Opportunities Portfolios). (Accession No. 0000950109-99-002544).

(u)
Fee schedule dated July 19, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Internet Tollkeeper Fund). (Accession No. 0000950130-99-005294).

(v)
Fee schedule dated October 1, 1999 relating to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Large Cap Value Fund). (Accession No. 0000950130-99-006810).

(w)
Fee schedule dated January 12, 2000 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (CORE Tax-Managed Equity Fund). (Accession No. 0000950109-00-000585).

(x)
Fee schedule dated January 6, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (High Yield Municipal Fund). (Accession No. 0000950109-00-000585).

(y)
Fee schedule dated April 14, 2000 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Research Select Fund). (Accession No. 0000950130-00-002509).

(z)
Fee schedule dated April 14, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Enhanced Income Fund). (Accession No. 0000950130-00-002509).

(aa)	Additional Portfolio Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company. (Accession No. 0000950109-00-000585).

(bb)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated December 27, 1978. (Accession No. 0000950109-00-000585).

(cc)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated April 6, 1990. (Accession No. 0000950109-00-000585).

(dd)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated July 15, 1991. (Accession No. 0000950109-00-000585).

(ee)
Letter Agreement dated January 29, 2001 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Global Consumer Growth Fund, Global Financial Services Fund, Global Health Sciences Fund, Global Infrastructure and

Resources Fund and Global Technology Fund). (Accession No. 0000950109-01-500540).

	(ff)	Amendment dated July 2, 2001 to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

	(gg)	Amendment dated July 2, 2001 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

	(hh)	Amendment dated July 2, 2001 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

	(ii)	Form of amendment to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

	(jj)	Amendment to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-02-003780).

	(kk)	Amendment to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-02-003780).

	(ll)	Letter Amendment dated May 15, 2002 to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company. (Accession No. 0000950123-02-011711).

	(mm)	Global Custody Agreement dated June 30, 2006 between Registrant and J.P. Morgan Chase Bank N.A. (Accession No. 0000950123-07-000569).

(10)	(a)	Class A Distribution and Service Plan amended and restated as of May 5, 2004 (Accession No. 0000950123-04-015178).

	(b)	Class B Distribution and Service Plan amended and restated as of February 4, 2004 (Accession No. 0000950123-04-002212).

	(c)	Class C Distribution and Service Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

	(d)	Cash Management Shares Plan of Distribution pursuant to Rule 12b-1 amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(e)	Revised plan dated October 30, 2003 entered into by Registrant pursuant to Rule 18f-3. (Accession No. 0000950123-03-013727).

(11)	Opinion and consent of counsel that shares will be validly issued, fully paid and non-assessable is filed herewith.

(12)	Form of opinion of counsel with respect to certain tax consequences is filed herewith. Final signed opinion will be filed by post-effective amendment pursuant to an undertaking.

(13)	(a	)	Wiring Agreement dated June 20, 1987 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company. (Accession No. 0000950130-98-000965).

	(b	)	Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company. (Accession No. 0000950130-98-000965).

	(c	)	Transfer Agency Agreement dated July 15, 1991 between Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-95-002856).

	(d	)	Transfer Agency Agreement dated May 1, 1988 between Goldman Sachs Institutional Liquid Assets and Goldman, Sachs & Co. (Accession No. 0000950130-98-006081).

	(e	)	Transfer Agency Agreement dated April 30, 1997 between Registrant and Goldman, Sachs & Co. on behalf of the Financial Square Funds. (Accession No. 0000950130-98-006081).

	(f	)	Transfer Agency Agreement dated April 6, 1990 between GS-Capital Growth Fund, Inc. and Goldman Sachs & Co. (Accession No. 0000950130-98-006081).

	(g	)
Form of Retail Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds. (Accession No. 0000950130-98-006081).

	(h	)
Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Administrative Class, Service Class and Cash Management Class of Goldman Sachs — Institutional Liquid Assets Portfolios. (Accession No. 0000950130-98-006081).

(i	)
Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares of Goldman Sachs Financial Square Funds. (Accession No. 0000950130-98-006081).

(j	)	Fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of all Funds other than ILA and FST money market funds. (Accession No. 0000950109-01-500540).

(k	)	Fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of the ILA portfolios. (Accession No. 0000950109-01-500540).

(l	)
Form of Service Agreement on behalf of Goldman Sachs Trust relating to the Select Class, the Preferred Class, the Administration Class, the Service Class and the Cash Management Class, as applicable, of Goldman Sachs Financial Square Funds, Goldman Sachs Institutional Liquid Assets Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds, Goldman Sachs International Equity Funds and Goldman Sachs Asset Allocation Portfolios. (Accession No. 0000950109-01-500540).

(m	)	Form of fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of the Cash Portfolio (Accession No. 0000950123-01-509514).

(n	)
Form of Account Service Agreement on behalf of Goldman Sachs Trust relating to Institutional Shares of Goldman Sachs U.S. Mortgages Fund and Investment Grade Credit Fund. (Accession No. 0000950123-03-013727).

(o	)
Form of Account Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs U.S. Mortgages Fund and Investment Grade Credit Fund. (Accession No. 0000950123-03-013727).

(p	)	Goldman Sachs Institutional Liquid Assets Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(q	)	Goldman Sachs Cash Management Shares Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-06-001985).

(r	)	Goldman Sachs FST Select Class Select Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(s	)	Goldman Sachs FST Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(t	)	Goldman Sachs FST Preferred Class Preferred Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(u	)	Goldman Sachs Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(v	)	Goldman Sachs Institutional Liquid Assets Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(w	)	Goldman Sachs Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(x	)	Goldman Sachs Cash Portfolio Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(y	)	Goldman Sachs Cash Portfolio Preferred Class Preferred Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(z	)	Goldman Sachs FST Capital Administration Class Capital Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(aa)		Goldman Sachs Account Service Plan for Institutional Shares amended and restated as of February 4, 2004 (U.S. Mortgages Fund and Investment Grade Credit Fund). (Accession No. 0000950123-04-002212).

(bb)		Goldman Sachs Account Service Plan for Class A Shares amended and restated as of February 4, 2004 (U.S. Mortgages Fund and Investment Grade Credit Fund). (Accession No. 0000950123-04-002212).

(cc)		Goldman Sachs FST Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(dd)		Mutual Funds Service Agreement dated June 30, 2006 between Registrant and J.P. Morgan Investor Services, Co. (Accession No. 0000950123-07-000569).

(14)	(a	)	Consent of PricewaterhouseCoopers LLP is filed herewith.

	(b	)	Consent of Ernst & Young LLP is filed herewith.

	(c	)	Consent of Ernst & Young LLP is filed herewith.

(15)	Not Applicable

(16)	(a	)	Certificate of Secretary is filed herewith.

	(b	)	Powers of Attorney are filed herewith.

(17)	(a	)	Form of Voting Instruction Form is filed herewith.

	(b	)
Prospectus dated December 29, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund and Goldman Sachs Structured International Equity Fund.

	(c	)	Supplement dated January 9, 2007 to the Prospectus for the Class A Shares, Class B Shares and Class C Shares dated December 29, 2006 with respect to the Structured Equity Funds.

	(d	)
Prospectus dated December 29, 2006 with respect to Institutional Shares of the Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund and Goldman Sachs Structured International Equity Fund.

	(e	)
Prospectus dated February 28, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short-Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund.

	(f	)
Prospectus dated February 28, 2006 with respect to Institutional Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short-Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income

Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund.

(g	)
Prospectus dated February 28, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund, Goldman Sachs New York Intermediate AMT-Free Municipal Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Municipal Fund.

(h	)
Supplement dated December 13, 2006 to the Prospectus for the Class A Shares, Class B Shares and Class C Shares dated February 28, 2006 with respect to the Goldman Sachs California Intermediate AMT-Free Municipal Fund, Goldman Sachs New York Intermediate AMT-Free Municipal Fund and Goldman Sachs Municipal Income Fund.

(i	)
Supplement dated January 9, 2007 to the Prospectuses for the Class A Shares, Class B Shares and Class C Shares dated February 28, 2006 with respect to the Taxable Fixed Income Funds; and Class A Shares, Class B Shares and Class C Shares dated February 28, 2006 with respect to the Municipal Fixed Income Funds.

(j	)
Prospectus dated February 28, 2006 with respect to Institutional Shares of the Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund, Goldman Sachs New York Intermediate AMT-Free Municipal Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Municipal Fund.

(k	)
Supplement dated December 13, 2006 to the Prospectus for the Institutional Shares dated February 28, 2006 with respect to the Goldman Sachs California Intermediate AMT-Free Municipal Fund, Goldman Sachs New York Intermediate AMT-Free Municipal Fund and Goldman Sachs Municipal Income Fund.

(l	)
Supplement dated September 8, 2006 to the Prospectus for the Class A Shares, Class B Shares and Class C Shares dated February 28, 2006 with respect to the Goldman Sachs Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund (Class A Shares and Class C Shares only) and Goldman Sachs New York Intermediate AMT-Free Municipal Fund (Class A Shares and Class C Shares only); and the Prospectus for the Institutional Shares dated February 28, 2006 with respect to the Goldman Sachs Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund and Goldman Sachs New York Intermediate AMT-Free Municipal Fund.

(m	)
Statement of Additional Information dated December 29, 2006, as amended January 8, 2007, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Structured International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small/Mid-Cap Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Concentrated International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Equity Fund and Goldman Sachs Concentrated Growth Fund.

(n	)
Statement of Additional Information dated February 28, 2006, as amended July 12, 2006, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares, Institutional Shares, Administration Shares, and Separate Account Institutional Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Government Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund, Goldman Sachs New York Intermediate AMT-Free Municipal Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund.

(o	)
Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2006 with respect to the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Structured Large Cap Value Fund, and Goldman Sachs Structured International Equity Fund.

(p	)
Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund and Goldman Sachs Short Duration Government Fund.

(q	)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the Goldman Sachs Short Duration

Tax-Free Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Municipal Fund.

	(r	)
Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the Goldman Sachs Government Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Investment Grade Credit Fund.

	(s	)	Prospectus dated August 1, 2006 with respect to the Class A Shares of the Signal Large Cap Growth Fund, Signal Income Fund and Signal Tax-Exempt Fund of the Signal Funds.

	(t	)	Prospectus dated August 1, 2006 with respect to the Class I Shares of the Signal Large Cap Growth Fund, Signal Income Fund, Signal Tax-Exempt Fund and Signal Money Market Fund of the Signal Funds.

	(u	)	Statement of Additional Information dated August 1, 2006 with respect to the Signal Large Cap Growth Fund, Signal Income Fund, Signal Tax-Exempt Fund and Signal Money Market Fund of the Signal Funds.

	(v	)
Signal Funds Annual Report to Shareholders for the fiscal year ended March 31, 2006 with respect to the Signal Large Cap Growth Fund, Signal Income Fund, Signal Tax Exempt Fund and Signal Money Market Fund.

	(w	)
Signal Funds Semi-Annual Report to Shareholders for the period ended September 30, 2006 with respect to the Signal Large Cap Growth Fund, Signal Income Fund, Signal Tax Exempt Fund and Signal Money Market Fund.

Item 17.	Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES
     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York, and State of New York, on the 8th of February, 2007.
GOLDMAN SACHS TRUST
Registrant

By:	/s/ Peter V. Bonanno
Peter V. Bonanno
Secretary

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated:

Name	Title	Date

[1] Kaysie P. Uniacke	President (Chief Executive	February 8, 2007
Kaysie P. Uniacke	Officer)

[1] John M. Perlowski	Treasurer (Principal	February 8, 2007
John M. Perlowski	Accounting Officer and
Principal Financial Officer)

[1] Ashok N. Bakhru	Chairman and Trustee	February 8, 2007
Ashok N. Bakhru

[1] John P. Coblentz, Jr.	Trustee	February 8, 2007
John P. Coblentz, Jr.

[1] Patrick T. Harker	Trustee	February 8, 2007
Patrick T. Harker

[1] Mary Patterson McPherson	Trustee	February 8, 2007
Mary Patterson McPherson

[1] Alan A. Shuch	Trustee	February 8, 2007
Alan A. Shuch

[1] Richard P. Strubel	Trustee	February 8, 2007
Richard P. Strubel
1 By: /s/ Peter V. Bonanno
          Peter V. Bonanno,
          Attorney-In-Fact

1 Pursuant to a power of attorney incorporated herein by reference.